UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23757

Goldman Sachs ETF Trust II

(Exact name of registrant as specified in charter)

200 West Street, New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq.	Stephen H. Bier, Esq.
Goldman Sachs & Co. LLC	Dechert LLP
200 West Street	1095 Avenue of the Americas
New York, New York 10282	New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (212) 902-1000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2023

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Annual Report	August 31, 2023

Goldman Sachs MarketBeta® ETFs II
Goldman Sachs MarketBeta® Total International Equity ETF
Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

Goldman Sachs MarketBeta® ETFs II

∎	GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

∎	GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

INVESTMENT PROCESS

Goldman Sachs MarketBeta® Total International Equity ETF

Principal Investment Strategies

The investment objective of the MarketBeta® Total International Equity ETF (the “Fund”) is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Solactive GBS Global Markets ex United States Large & Mid Cap Index (Net Total Return, USD) (the “Index”).

The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index, in depositary receipts representing securities included in its underlying index and in underlying stocks in respect of depositary receipts included in its underlying index.

The Index is designed to measure the performance of equity securities of large and mid-capitalization equity issuers covering approximately 85% of the free-float market capitalization in the global markets excluding the United States. It is calculated as a net total return index in U.S. dollars and weighted by free-float market capitalization.

As of August 31, 2023, the Index consisted of 2,833 securities with a market capitalization range of between approximately $51 million and $2.25 trillion, and an average market capitalization of approximately $17 billion from issuers in the following countries: Australia, Austria, Belgium, Brazil, Canada, China, Chile, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hungary, Hong Kong, India, Indonesia, Ireland, Israel, Italy, Japan, Kuwait, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Philippines, Poland, Portugal, Qatar, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, UAE and the United Kingdom.

Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.

The Fund generally seeks to invest in the Index components in approximately the same weighting that such components have within the Index at the applicable time. However, under various circumstances, the Fund may not hold all of the securities in the Index in the approximate Index weight and may instead hold a sample of securities in the Index. There may also be instances in which the Investment Adviser may choose to underweight or overweight a security in the Fund’s Index, purchase securities not in the Fund’s Index that the Investment Adviser believes are appropriate to substitute for certain securities in such Index or utilize various combinations of other available investment techniques.

The Index is owned and calculated by Solactive.

The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “Investment Company Act”). However, the Fund may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund may invest a larger percentage of its assets in fewer issuers than diversified funds.

The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

In managing the Fund, the Investment Adviser incorporates tax considerations into its investment process. Specifically, in seeking to track the underlying index, the Investment Adviser employs tax management strategies to seek tax efficiency for the Fund and its shareholders. These strategies generally seek to minimize taxable capital gain distributions to shareholders and include:

∎	Use of the Fund’s in-kind redemption mechanism to effect changes to the portfolio;

∎

Monitoring the portfolio and from time to time selecting positions to sell to realize short-term capital losses and creating loss carryforward positions that offset long-term and short-term capital gains; and

∎	Use of tax lot selection to maximize tax efficiency.

INVESTMENT PROCESS

There is no guarantee that such tax management strategies will be effective or will materially reduce the amount of taxable capital gains distributed by the Fund to shareholders.

* * *

At the end of the Reporting Period, i.e. August 31, 2023, we maintained conviction in our principal investment strategies, as the Fund continues to seek to provide efficient and diversified access to approximately 85% of the global markets (excluding the United States) in one portfolio.

INVESTMENT PROCESS

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

Principal Investment Strategies

The investment objective of the MarketBeta® U.S. 1000 Equity ETF (the “Fund”) is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Solactive GBS United States 1000 Index (Total Return, Unhedged, USD) (the “Index”).

The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index, in depositary receipts representing securities included in its underlying index and in underlying stocks in respect of depositary receipts included in its underlying index.

The Index is designed to measure the performance of equity securities of large and mid-capitalization equity issuers covering approximately the largest 1,000 of the free-float market capitalization in the United States. It is calculated as a total return index in U.S. dollars and weighted by free-float market capitalization.

As of August 31, 2023, the Index consisted of 1,011 securities with a market capitalization range of between approximately $1.99 billion and $2,937.20 billion. The components of the Index may change over time. The percentage of the portfolio exposed to any asset class will vary from time to time as the weightings of the securities within the Index change, and the Fund may not be invested in each asset class at all times. Solactive AG (“Solactive” or the “Index Provider”) will generally deem an issuer to be a U.S. issuer if it is organized under the laws of the U.S. and it is primarily listed in the U.S.; in the event that these factors point to more than one country, the Index methodology provides for consideration of certain additional factors. The Index is normally reconstituted on a quarterly basis in February, May, August, and November. New securities from initial public offerings are also added on a semi-annual basis in February and August, subject to fulfillment of certain eligibility criteria.

Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.

The Fund seeks to invest in the Index components in approximately the same weighting that such components have within the Index at the applicable time. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in the approximate Index weight. In these circumstances, the Fund may purchase a sample of securities in the Index. There may also be instances in which the Investment Adviser may choose to underweight or overweight a security in the Fund’s Index, purchase securities not in the Fund’s Index that the Investment Adviser believes are appropriate to substitute for certain securities in such Index or utilize various combinations of other available investment techniques.

The Index is owned and calculated by Solactive.

The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “Investment Company Act”). However, the Fund may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund may invest a larger percentage of its assets in fewer issuers than diversified funds.

The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

In managing the Fund, the Investment Adviser incorporates tax considerations into its investment process. Specifically, in seeking to track the underlying index, the Investment Adviser employs tax management strategies to seek tax efficiency for the Fund and its shareholders. These strategies generally seek to minimize taxable capital gain distributions to shareholders and include:

∎	Use of the Fund’s in-kind redemption mechanism to effect changes to the portfolio;

∎

Monitoring the portfolio and from time to time selecting positions to sell to realize short-term capital losses and creating loss carryforward positions that offset long-term and short-term capital gains; and

∎	Use of tax lot selection to maximize tax efficiency

INVESTMENT PROCESS

There is no guarantee that such tax management strategies will be effective or will materially reduce the amount of taxable capital gains distributed by the Fund to shareholders.

* * *

At the end of the Reporting Period, i.e. August 31, 2023, we maintained conviction in our principal investment strategies, as the Fund continues to seek to provide efficient and diversified access to 1,000 equity securities represented by its Index in one portfolio.

PORTFOLIO RESULTS

Goldman Sachs MarketBeta® Total International Equity ETF

Investment Objective

The Goldman Sachs MarketBeta® Total International Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Solactive GBS Global Markets ex United States Large & Mid Cap Index (the “Index”).

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the period since its inception on May 31, 2023 through August 31, 2023 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund returned 3.35% based on net asset value (“NAV”) and 4.60% based on market price. The Index returned 3.93% during the same period.

The Fund had an NAV of $39.43 per share on the date of its inception on May 31, 2023 and ended the Reporting Period with an NAV of $40.75 per share. The Fund’s market price on August 31, 2023 was $41.25 per share.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund’s performance reflects Fund expenses, including management fees and brokerage expenses. The Fund’s relative performance also reflects the impact of any cash held in the Fund as well as any other differences between the Fund’s holdings and the constituents of the Index. The Index is unmanaged, and Index returns do not reflect fees and expenses, which would reduce returns.

Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Fund does not follow a strategy of seeking to outperform the Index.

Q	Which sectors and countries contributed most positively to the Index’s relative performance during the Reporting Period, and which contributed least?

A	Index constituents in the energy, financials and consumer discretionary sectors contributed most to the Index’s results during the Reporting Period. Index constituents in the health care, information technology and communication services sectors contributed least to the Index’s results during the Reporting Period.

From a country perspective, Index constituents in India, Japan and France contributed most to the Index’s results during the Reporting Period. Index constituents in Taiwan, Hong Kong and Sweden contributed least to the Index’s results during the Reporting Period.

Q	Which individual stock positions contributed the most to the Index’s returns during the Reporting Period?

A	Positions in Japan-based auto company Toyota Motor, Switzerland-based financials company UBS Group and U.K.-based integrated energy company Shell contributed most (0.82%, 0.33% and 0.85% of Fund net assets as of August 31, 2023, respectively). Toyota Motor and UBS Group each posted a double-digit positive return within the Index during the Reporting Period. Shell generated a solid single-digit gain within the Index during the Reporting Period.

Q	Which individual stock positions contributed the least to the Index’s results during the Reporting Period?

A	Positions in Netherlands-based financials company Adyen, Taiwan-based semiconductor company Taiwan Semiconductor Manufacturing and Netherlands-based information technology company ASML Holding contributed least (0.10%, 1.62% and 1.08% of Fund net assets as of August 31, 2023, respectively). Adyen generated a double-digit negative return within the Index during the Reporting Period. Taiwan Semiconductor Manufacturing and ASML Holding each posted a single-digit negative return within the Index during the Reporting Period.

PORTFOLIO RESULTS

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund did not invest in derivatives or similar instruments during the Reporting Period. The Fund does not employ derivatives as a source of alpha generation, although it may use them to equitize excess cash.

Q	What was the Fund’s sector positioning relative to the Index at the end of the Reporting Period?[1]

Sector Name	Fund[2]	Solactive Index

Financials	18.6%	20.1%
Industrials	12.9	13.9
Consumer Discretionary	11.1	11.9
Information Technology	10.8	11.5
Health Care	8.9	9.5
Consumer Staples	7.8	8.4
Materials	7.4	8.0
Exchange-Traded Fund	7.0	—
Communication Services	5.4	5.8
Energy	5.3	5.7
Utilities	2.9	3.1
Real Estate	1.9	2.1

Q	What was the Fund’s country positioning relative to the Index at the end of the Reporting Period?[1]

Sector Name	Fund[2]	Solactive Index

Japan	16.06%	15.89%
U.K.	9.26	9.17
China	7.73	8.06
Canada	7.60	7.59
France	6.94	6.86
Switzerland	5.68	5.60
Germany	5.01	4.95
Australia	4.94	4.89
India	4.29	4.51
Taiwan	4.13	4.32
South Korea	3.62	3.61
Netherlands	3.14	3.14
Sweden	2.14	2.12
Denmark	1.98	1.97
Spain	1.62	1.61
Italy	1.60	1.58
Brazil	1.55	1.62
Hong Kong	1.49	1.48
Saudi Arabia	1.10	1.15
Singapore	0.96	0.96
South Africa	0.79	0.82
Mexico	0.78	0.81
Ireland	0.68	0.70
United Arab Emirates	0.59	0.62
Finland	0.57	0.57
Thailand	0.56	0.59
Indonesia	0.55	0.57
Norway	0.53	0.53
Belgium	0.53	0.52
Israel	0.50	0.50
Malaysia	0.36	0.38
Turkey	0.32	0.34
Qatar	0.24	0.25
Kuwait	0.23	0.24
New Zealand	0.20	0.19
Poland	0.19	0.19
Philippines	0.19	0.19
Austria	0.17	0.17
Portugal	0.14	0.14
Chile	0.14	0.15
Greece	0.13	0.14
U.S.	0.12	0.11
Hungary	0.06	0.07
Colombia	0.04	0.05
Czech Republic	0.04	0.04
Egypt	0.03	0.03
Luxembourg	0.03	0.03
Romania	0.00	0.00
Iceland	0.00	0.00
Nigeria	0.00	0.00
Ukraine	0.00	0.00
Pakistan	0.00	0.00

[1]	Sector and country classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Solactive. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector and country allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector and country allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 0.0% of the Fund’s net assets as of August 31, 2023. Figures above may not sum to 100% due to rounding due to the presence of cash.

[2]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Solactive GBS Global Markets ex United States Large & Mid Cap Index.

FUND BASICS

MarketBeta® Total International Equity ETF

as of August 31, 2023

FUND SNAPSHOT

As of August 31, 2023

Market Price[1]	$41.25
Net Asset Value (NAV)[1]	$40.75

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

TOP 10 HOLDINGS AS OF 8/31/23[2]

Holding	% of Net Assets	Line of Business	Country

Vanguard FTSE Developed Markets ETF	3.9%	Exchange-Traded Fund	United States
Vanguard FTSE All-World ex-US ETF, Class U	2.7	Exchange-Traded Fund	United States
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6	Information Technology	Taiwan
Nestle SA	1.2	Consumer Staples	United States
Novo Nordisk A/S, Class B	1.1	Health Care	Denmark
ASML Holding NV	1.0	Information Technology	Netherlands
Tencent Holdings Ltd.	1.0	Communication Services	China
Samsung Electronics Co. Ltd.	0.9	Information Technology	South Korea
LVMH Moet Hennessy Louis Vuitton SE	0.9	Consumer Discretionary	France
Roche Holding AG	0.8	Health Care	United States

[2]	The top 10 holdings may not be representative of the Fund’s future investments.

MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Performance Summary

August 31, 2023

Average Annual Total Return through August 31, 2023*	Since Inception
Shares based on NAV (Commenced May 31, 2023)	3.35%

Shares based on Market Price (Commenced May 31, 2023)	4.60%

Solactive GBS Global Markets ex United States Large & Mid Cap Index	3.93%

*	Total return for periods of less than one year represents cumulative total return. Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculation assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns. Total returns for periods less than one full year are not annualized.

The returns set forth above represent past performance. Past performance does not guarantee future results. The Fund’s NAV and investment return may fluctuate. These fluctuations may cause an investor’s shares to be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

PORTFOLIO RESULTS

Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

Investment Objective

The Goldman Sachs MarketBeta® U.S. 1000 Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Solactive GBS United States 1000 Index (the “Index”).

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the 12-month period ended August 31, 2023 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund returned 15.44% based on net asset value (“NAV”) and 15.31% based on market price. The Index returned 15.38% during the same period.

The Fund had an NAV of $34.49 per share on August 31, 2022 and ended the Reporting Period with an NAV of $39.08 per share. The Fund’s market price on August 31, 2023 was $39.09 per share.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index. The Fund’s performance reflects Fund expenses, including management fees and brokerage expenses. The Fund’s relative performance also reflects the impact of any cash held in the Fund as well as any other differences between the Fund’s holdings and the constituents of the Index. The Index is unmanaged, and Index returns do not reflect fees and expenses, which would reduce returns.

Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Fund does not follow a strategy of seeking to outperform the Index.

Q	Which sectors contributed most positively to the Index’s relative performance during the Reporting Period, and which contributed least?

A	Index constituents in the information technology, communication services and industrials sectors contributed most to the Index’s results during the Reporting Period. Index constituents in the utilities, real estate and consumer staples sectors contributed least to the Index’s results during the Reporting Period.

Q	Which individual stock positions contributed the most to the Index’s returns during the Reporting Period?

A	Positions in information technology companies NVIDIA, Microsoft and Apple contributed most (3.09%, 6.33% and 7.34% of Fund net assets as of August 31, 2023, respectively). NVIDIA posted a triple-digit positive return within the Index during the Reporting Period, and Microsoft and Apple each generated a double-digit positive return within the Index during the Reporting Period.

Q	Which individual stock positions contributed the least to the Index’s results during the Reporting Period?

A	Positions in electric vehicle maker Tesla, entertainment and media company The Walt Disney Company and pharmaceuticals company Pfizer contributed least (1.70%, 0.37% and 0.48% of Fund net assets as of August 31, 2023, respectively). Tesla posted a single-digit negative return within the Index during the Reporting Period. The Walt Disney Company and Pfizer each generated a double-digit negative return within the Index during the Reporting Period.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund did not invest in derivatives or similar instruments during the Reporting Period. The Fund does not employ derivatives as a source of alpha generation, although it may use them to equitize excess cash.

PORTFOLIO RESULTS

Q	What was the Fund’s sector positioning relative to the Index at the end of the Reporting Period?[1]

Sector Name	Fund[2]	Solactive Index

Information Technology	27.3%	27.3%
Health Care	13.0	13.0
Financials	12.4	12.4
Consumer Discretionary	11.1	11.1
Industrials	9.5	9.5
Communication Services	8.4	8.4
Consumer Staples	6.1	6.1
Energy	4.5	4.5
Real Estate	2.7	2.7
Materials	2.6	2.6
Utilities	2.4	2.4

[1]	Sector classifications for securities may differ between the above listing and the Schedule of Investments due to differing classification methodologies. The classification methodology used for the above listing is as set forth by Solactive. The Fund’s composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the chart above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investment in the securities lending reinvestment vehicle, if any). Underlying sector allocation of exchange-traded funds held by the Fund are not reflected in the chart above. Investments in the securities lending vehicle represented 0.0% of the Fund’s net assets as of August 31, 2023. Figures above may not sum to 100% due to rounding due to the presence of cash.

[2]	The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Solactive GBS United States 1000 Index.

FUND BASICS

MarketBeta® U.S. 1000 Equity ETF

as of August 31, 2023

FUND SNAPSHOT

As of August 31, 2023

Market Price[1]	$39.09
Net Asset Value (NAV)[1]	$39.08

[1]	The Market Price is the price at which the Fund’s shares are trading on the NYSE Arca, Inc. The Market Price of the Fund’s shares will fluctuate and, at the time of sale, shares may be worth more or less than the original investment or the Fund’s then current net asset value (“NAV”). The NAV is the market value of one share of the Fund. This amount is derived by dividing the total value of all the securities in the Fund’s portfolio, plus other assets, less any liabilities, by the number of Fund shares outstanding. Fund shares are not individually redeemable and are issued and redeemed by the Fund at their NAV only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.GSAMFUNDS.com/ETFs.

TOP 10 HOLDINGS AS OF 8/31/23[2]

Holding	% of Net Assets	Line of Business

Apple, Inc.	6.7%	Information Technology
Microsoft Corp.	5.8	Information Technology
Amazon.com, Inc.	3.0	Consumer Discretionary
NVIDIA Corp.	2.8	Information Technology
Alphabet, Inc., Class A	1.9	Communication Services
Tesla, Inc.	1.7	Consumer Discretionary
Alphabet, Inc., Class C	1.7	Communication Services
Meta Platforms, Inc., Class A	1.6	Communication Services
Eli Lilly & Co.	1.1	Health Care
Berkshire Hathaway, Inc., Class B	1.1	Financials

[2]	The top 10 holdings may not be representative of the Fund’s future investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com/ETFs. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

MARKETBETA® U.S. 1000 EQUITY ETF

Performance Summary

August 31, 2023

The following graph shows the value, as of August 31, 2023, of a $10,000 investment made on April 5, 2022 (commencement of operations) in Shares at NAV. For comparative purposes, the performance of the Fund’s underlying index the Solactive GBS United States 1000 Index, is shown. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown and in their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. In addition to the performance of constituents of the underlying index, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover and creation and redemption in-kind transactions. The returns set forth below represent past performance. Past performance does not guarantee future results. The Fund’s NAV and investment return may fluctuate. These fluctuations may cause an investor’s shares to be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted below. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

MarketBeta® U.S. 1000 Equity ETF’s Lifetime Performance

Performance of a $10,000 Investment, with distributions reinvested, from April 5, 2022 through August 31, 2023.

Average Annual Total Return through August 31, 2023*	One Year	Since Inception
Shares based on NAV (Commenced April 5, 2022)	15.44%	0.83%

Shares based on Market Price (Commenced April 5, 2022)	15.31%	0.85%

Solactive GBS United States 1000 Index	15.38%	0.80%

*	Total returns are calculated assuming purchase of a share at the market price or NAV on the first day and sale of a share at the market price or NAV on the last day of each period reported. The Total Returns based on NAV and Market Price assume the reinvestment of dividends and do not reflect brokerage commissions in connection with the purchase or sale of Fund shares, which if included would lower the performance shown above. The NAV used in the Total Return calculations assumes all management fees incurred by the Fund. Market Price returns are based upon the last trade as of 4:00 pm EST and do not reflect the returns you would receive if you traded shares at other times. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the Market Price returns.

The returns set forth above represent past performance. Past performance does not guarantee future results. The Fund’s NAV and investment return may fluctuate. These fluctuations may cause an investor’s shares to be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

FUND BASICS

Index Definitions and Industry Terms

Alpha: The excess returns of a fund relative to the return of a benchmark index is the fund’s alpha.

The Solactive GBS United States 1000 Index is designed to measure the performance of equity securities of large and mid-capitalization equity issuers covering approximately the largest 1,000 of the free-float market capitalization in the United States. It is calculated as a total return index in U.S. dollars and weighted by free-float market capitalization.

The Solactive GBS Global Markets ex United States Large & Mid Cap Index is designed to measure the performance of equity securities of large and mid-capitalization equity issuers covering approximately the largest 85% of the free-float market capitalization in the global markets excluding the United States. It is calculated as a net total return index in U.S. dollars and weighted by free-float market capitalization.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments

August 31, 2023

Shares	Description	Value

Common Stocks – 91.8%
Australia – 4.7%
9,194	AGL Energy Ltd. (Utilities)	$66,035
8,983	Allkem Ltd. (Materials)*	81,682
36,296	Alumina Ltd. (Materials)*	25,388
3,692	Ampol Ltd. (Energy)	84,407
6,506	AngloGold Ashanti Ltd. (Materials)	110,896
46,540	ANZ Group Holdings Ltd. (Financials)	763,488
18,293	APA Group (Utilities)	106,509
9,167	Aristocrat Leisure Ltd. (Consumer Discretionary)	242,824
2,973	ASX Ltd. (Financials)	110,887
18,350	Atlas Arteria Ltd. (Industrials)	72,257
28,466	Aurizon Holdings Ltd. (Industrials)	67,291
78,516	BHP Group Ltd. (Materials)	2,280,663
7,039	BlueScope Steel Ltd. (Materials)	95,781
21,518	Brambles Ltd. (Industrials)	208,624
5,223	carsales.com Ltd. (Communication Services)	97,218
7,210	Charter Hall Group REIT (Real Estate)	50,618
1,014	Cochlear Ltd. (Health Care)	178,292
20,083	Coles Group Ltd. (Consumer Staples)	211,620
25,912	Commonwealth Bank of Australia (Financials)	1,714,776
8,158	Computershare Ltd. (Industrials)	133,039
16,485	Dexus REIT (Real Estate)	82,743
909	Domino’s Pizza Enterprises Ltd. (Consumer Discretionary)	31,820
2,422	EBOS Group Ltd. (Health Care)	54,731
20,921	Endeavour Group Ltd. (Consumer Staples)	74,522
27,663	Evolution Mining Ltd. (Materials)	66,468
2,737	Flutter Entertainment PLC (Consumer Discretionary)*	498,764
24,454	Fortescue Metals Group Ltd. (Materials)	339,401
145,048	Glencore PLC (Materials)	774,615
28,488	Goodman Group REIT (Real Estate)	430,998
29,539	GPT Group (The) REIT (Real Estate)	80,350
3,170	IDP Education Ltd. (Consumer Discretionary)	50,567
10,363	IGO Ltd. (Materials)	93,425
37,794	Insurance Australia Group Ltd. (Financials)	142,458
10,668	Lendlease Corp. Ltd. (Real Estate)	53,960
34,500	Lottery Corp. Ltd. (The) (Consumer Discretionary)	112,613
14,349	Lynas Rare Earths Ltd. (Materials)*	66,818
5,616	Macquarie Group Ltd. (Financials)	645,713
42,676	Medibank Pvt Ltd. (Financials)	101,159
2,591	Mineral Resources Ltd. (Materials)	120,032
60,869	Mirvac Group REIT (Real Estate)	95,401
48,424	National Australia Bank Ltd. (Financials)	908,238
13,809	Newcrest Mining Ltd. (Materials)	232,797
17,429	Northern Star Resources Ltd. (Materials)	134,439
7,032	Orica Ltd. (Materials)	71,548
26,482	Origin Energy Ltd. (Utilities)	149,386
42,463	Pilbara Minerals Ltd. (Materials)	128,430
26,610	Qantas Airways Ltd. (Industrials)*	101,853

Common Stocks – (continued)
Australia – (continued)
23,105	QBE Insurance Group Ltd. (Financials)	224,160
2,807	Ramsay Health Care Ltd. (Health Care)	93,534
778	REA Group Ltd. (Communication Services)	83,179
4,568	Reece Ltd. (Industrials)	60,353
5,743	Rio Tinto Ltd. (Materials)	419,926
16,562	Rio Tinto PLC (Materials)	1,022,570
50,299	Santos Ltd. (Energy)	249,859
80,275	Scentre Group REIT (Real Estate)	142,973
5,308	SEEK Ltd. (Communication Services)	79,446
2,390	Seven Group Holdings Ltd. (Industrials)	43,279
6,975	Sonic Healthcare Ltd. (Health Care)	145,278
70,061	South32 Ltd. (Materials)	154,275
36,846	Stockland REIT (Real Estate)	101,180
19,580	Suncorp Group Ltd. (Financials)	172,842
178,822	Telstra Group Ltd. (Communication Services)	464,414
6,074	TPG Telecom Ltd. (Communication Services)	22,147
47,693	Transurban Group (Industrials)	409,580
11,159	Treasury Wine Estates Ltd. (Consumer Staples)	84,341
59,507	Vicinity Ltd. REIT (Real Estate)	72,069
3,590	Washington H Soul Pattinson & Co. Ltd. (Financials)	76,750
17,430	Wesfarmers Ltd. (Consumer Discretionary)	608,114
54,131	Westpac Banking Corp. (Financials)	769,522
12,828	Whitehaven Coal Ltd. (Energy)	50,596
2,653	WiseTech Global Ltd. (Information Technology)	119,416
29,395	Woodside Energy Group Ltd. (Energy)	704,775
18,730	Woolworths Group Ltd. (Consumer Staples)	462,535
3,434	Yancoal Australia Ltd. (Energy)(a)	11,517

		19,194,174

Austria – 0.2%
4,039	ams-OSRAM AG (Information Technology)*	28,379
1,104	ANDRITZ AG (Industrials)	58,809
1,210	BAWAG Group AG (Financials)*(a)	57,180
677	CA Immobilien Anlagen AG (Real Estate)	22,485
5,069	Erste Group Bank AG (Financials)	181,389
550	EVN AG (Utilities)	13,640
133	Mayr Melnhof Karton AG (Materials)	18,881
7,527	Mondi PLC (Materials)	125,327
2,192	OMV AG (Energy)	101,754
2,307	Raiffeisen Bank International AG (Financials)*	33,177
501	Verbund AG (Utilities)	41,108
546	Vienna Insurance Group AG Wiener Versicherung Gruppe (Financials)	14,667
1,733	voestalpine AG (Materials)	50,747
1,657	Wienerberger AG (Materials)	45,752

		793,295

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Belgium – 0.5%
343	Ackermans & van Haaren NV (Industrials)	$54,054
2,350	Ageas SA/NV (Financials)	93,555
13,235	Anheuser-Busch InBev SA/NV (Consumer Staples)	754,142
1,771	Azelis Group NV (Industrials)	39,289
323	D’ieteren Group (Consumer Discretionary)	52,866
434	Elia Group SA/NV (Utilities)	50,166
782	Etablissements Franz Colruyt NV (Consumer Staples)	29,901
1,414	Groupe Bruxelles Lambert NV (Financials)	114,119
3,874	KBC Group NV (Financials)	254,634
2,194	Proximus SADP (Communication Services)	16,616
232	Sofina SA (Financials)	52,274
1,083	Solvay SA (Materials)	125,654
1,863	UCB SA (Health Care)	167,422
3,129	Umicore SA (Materials)	83,102
2,507	Warehouses De Pauw CVA REIT (Real Estate)	71,834

		1,959,628

Brazil – 1.2%
68,336	Ambev SA (Consumer Staples)	191,028
8,227	Atacadao SA (Consumer Staples)	17,049
87,439	B3 SA – Brasil Bolsa Balcao (Financials)	228,357
22,597	Banco Bradesco SA (Financials)	60,430
23,144	Banco BTG Pactual SA (Financials)	151,786
13,328	Banco do Brasil SA (Financials)	126,794
5,792	Banco Santander Brasil SA (Financials)	31,715
10,413	BB Seguridade Participacoes SA (Financials)	63,896
8,023	Caixa Seguridade Participacoes SA (Financials)	17,501
15,480	CCR SA (Industrials)	38,958
17,985	Centrais Eletricas Brasileiras SA (Utilities)	128,087
5,271	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Utilities)	61,664
4,323	Cia Energetica de Minas Gerais (Utilities)	17,193
9,316	Cia Siderurgica Nacional SA (Materials)	22,787
18,111	Cosan SA (Energy)	64,090
2,911	CPFL Energia SA (Utilities)	20,079
7,415	CSN Mineracao SA (Materials)	6,410
4,599	Energisa SA (Utilities)	42,823
9,306	Eneva SA (Utilities)*	22,405
2,711	Engie Brasil Energia SA (Utilities)	23,064
15,170	Equatorial Energia SA (Utilities)	97,008
72,700	Hapvida Participacoes e Investimentos SA (Health Care)*(a)	62,554
6,237	Hypera SA (Health Care)	49,118
6,981	Itau Unibanco Holding SA (Financials)	32,868
12,889	Klabin SA (Materials)	59,252
13,239	Localiza Rent a Car SA (Industrials)	169,133

Common Stocks – (continued)
Brazil – (continued)
14,782	Lojas Renner SA (Consumer Discretionary)	47,861
45,251	Magazine Luiza SA (Consumer Discretionary)*	25,226
4,142	Multiplan Empreendimentos Imobiliarios SA (Real Estate)	20,698
13,006	Natura & Co. Holding SA (Consumer Staples)*	39,877
3,051	Neoenergia SA (Utilities)	11,240
35,639	NU Holdings Ltd., Class A (Financials)*	244,127
3,086	Pagseguro Digital Ltd., Class A (Financials)*	27,712
57,395	Petroleo Brasileiro SA (Energy)	400,413
2,790	Porto Seguro SA (Financials)	14,708
11,155	PRIO SA (Energy)*	104,589
19,502	Raia Drogasil SA (Consumer Staples)	108,245
16,979	Rede D’Or Sao Luiz SA (Health Care)(a)	98,288
18,889	Rumo SA (Industrials)	85,270
14,548	Sendas Distribuidora SA (Consumer Staples)	34,115
3,715	StoneCo Ltd., Class A (Financials)*	45,546
10,743	Suzano SA (Materials)	108,820
6,294	Telefonica Brasil SA (Communication Services)	52,567
12,385	TIM SA (Communication Services)	36,047
8,052	TOTVS SA (Information Technology)	45,115
11,216	Ultrapar Participacoes SA (Energy)	41,140
60,837	Vale SA (Materials)	799,699
17,285	Vibra Energia SA (Consumer Discretionary)	64,449
23,023	WEG SA (Industrials)	166,850
7,009	Wheaton Precious Metals Corp. (Materials)	305,341
5,933	XP, Inc., Class A (Financials)*	150,342
2,383	Yara International ASA (Materials)	87,124

		4,971,458

Canada – 6.8%
7,659	Agnico Eagle Mines Ltd. (Materials)	371,416
5,548	Air Canada (Industrials)*	93,577
10,651	Algonquin Power & Utilities Corp. (Utilities)	80,535
11,467	Alimentation Couche-Tard, Inc. (Consumer Staples)	598,883
4,330	AltaGas Ltd. (Utilities)	84,555
9,429	ARC Resources Ltd. (Energy)	143,636
1,143	Atco Ltd., Class I (Utilities)	31,512
19,890	B2Gold Corp. (Materials)	61,157
11,055	Bank of Montreal (Financials)	950,863
18,573	Bank of Nova Scotia (The) (Financials)	880,225
27,033	Barrick Gold Corp. (Materials)	437,579
14,136	BCE, Inc. (Communication Services)	598,060
5,420	Brookfield Asset Management Ltd., Class A (Financials)	187,043
22,920	Brookfield Corp. (Financials)	781,308
4,927	CAE, Inc. (Industrials)*	118,682

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

August 31, 2023

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
6,691	Cameco Corp. (Energy)	$247,275
2,588	Canadian Apartment Properties REIT (Real Estate)	92,716
14,225	Canadian Imperial Bank of Commerce (Financials)	562,923
9,080	Canadian National Railway Co. (Industrials)	1,021,454
16,700	Canadian Natural Resources Ltd. (Energy)	1,079,060
14,432	Canadian Pacific Kansas City Ltd. (Industrials)	1,144,149
807	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	95,615
1,911	Canadian Utilities Ltd., Class A (Utilities)	45,227
2,240	CCL Industries, Inc., Class B (Materials)	99,984
21,054	Cenovus Energy, Inc. (Energy)	419,228
3,207	CGI, Inc. (Information Technology)*	333,986
4,012	Choice Properties Real Estate Investment Trust REIT (Real Estate)	38,876
309	Constellation Software, Inc. (Information Technology)	633,887
4,287	Dollarama, Inc. (Consumer Discretionary)	277,604
4,207	Emera, Inc. (Utilities)	157,496
2,360	Empire Co. Ltd., Class A (Consumer Staples)	61,401
31,339	Enbridge, Inc. (Energy)	1,098,874
370	Fairfax Financial Holdings Ltd. (Financials)	304,727
600	FirstService Corp. (Real Estate)	90,615
7,502	Fortis, Inc. (Utilities)	293,825
2,952	Franco-Nevada Corp. (Materials)	424,728
946	George Weston Ltd. (Consumer Staples)	104,777
2,563	GFL Environmental, Inc. (Industrials)	82,955
2,706	Gildan Activewear, Inc. (Consumer Discretionary)	80,603
4,240	Great-West Lifeco, Inc. (Financials)	121,689
4,897	Hydro One Ltd. (Utilities)(a)	127,117
1,595	iA Financial Corp., Inc. (Financials)	99,936
1,387	IGM Financial, Inc. (Financials)	39,489
2,753	Imperial Oil Ltd. (Energy)	156,131
2,710	Intact Financial Corp. (Financials)	381,577
8,839	Ivanhoe Mines Ltd., Class A (Materials)*	78,528
3,539	Keyera Corp. (Energy)	87,314
18,840	Kinross Gold Corp. (Materials)	95,526
2,252	Loblaw Cos. Ltd. (Consumer Staples)	195,297
4,114	Magna International, Inc. (Consumer Discretionary)	241,680
28,601	Manulife Financial Corp. (Financials)	528,071
3,604	Metro, Inc. (Consumer Staples)	185,508
5,211	National Bank of Canada (Financials)	362,704
3,907	Northland Power, Inc. (Utilities)	73,782
7,689	Nutrien Ltd. (Materials)	486,420
960	Nuvei Corp. (Financials)(a)	17,306
1,023	Onex Corp. (Financials)	63,129

Common Stocks – (continued)
Canada – (continued)
4,129	Open Text Corp. (Information Technology)	166,173
5,629	Pan American Silver Corp. (Materials)	92,946
8,523	Pembina Pipeline Corp. (Energy)	264,582
8,225	Power Corp. of Canada (Financials)	224,326
2,374	Quebecor, Inc., Class B (Communication Services)	54,202
2,810	RB Global, Inc. (Industrials)	173,549
4,337	Restaurant Brands International, Inc. (Consumer Discretionary)	300,844
4,642	RioCan Real Estate Investment Trust REIT (Real Estate)	66,253
5,765	Rogers Communications, Inc., Class B (Communication Services)	234,230
21,481	Royal Bank of Canada (Financials)	1,932,885
3,785	Saputo, Inc. (Consumer Staples)	81,718
17,901	Shopify, Inc., Class A (Information Technology)*	1,189,342
9,086	Sun Life Financial, Inc. (Financials)	442,632
20,291	Suncor Energy, Inc. (Energy)	686,440
15,501	TC Energy Corp. (Energy)	559,111
7,836	Teck Resources Ltd., Class B (Materials)	323,645
22,258	TELUS Corp. (Communication Services)	390,393
1,202	TFI International, Inc. (Industrials)	163,578
2,197	Thomson Reuters Corp. (Industrials)	282,535
28,322	Toronto-Dominion Bank (The) (Financials)	1,725,340
4,919	Tourmaline Oil Corp. (Energy)	251,922
849	West Fraser Timber Co. Ltd. (Materials)	64,095
1,923	WSP Global, Inc. (Industrials)	269,003

		27,491,964

Chile – 0.1%
5,362	Antofagasta PLC (Materials)	98,384
678,447	Banco de Chile (Financials)	73,654
1,198	Banco de Credito e Inversiones SA (Financials)	34,300
958,966	Banco Santander Chile (Financials)	45,673
19,714	Cencosud SA (Consumer Staples)	41,999
1,955	Cia Cervecerias Unidas SA (Consumer Staples)	14,380
234,174	Cia Sud Americana de Vapores SA (Industrials)	15,554
18,027	Empresas CMPC SA (Materials)	32,575
6,442	Empresas Copec SA (Energy)	46,308
294,895	Enel Americas SA (Utilities)*	34,879
376,136	Enel Chile SA (Utilities)	25,225
18,289	Falabella SA (Consumer Discretionary)	44,836
10,388	Lundin Mining Corp. (Materials)	80,466
4,449	Quinenco SA (Industrials)	13,922

		602,155

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – 8.0%
6,600	360 Security Technology, Inc., Class A (Information Technology)*	$10,138
2,100	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	7,121
200	3peak, Inc., Class A (Information Technology)	5,052
575	Advanced Micro-Fabrication Equipment Inc China, Class A (Information Technology)*	12,035
1,200	AECC Aero-Engine Control Co. Ltd., Class A (Industrials)	3,695
2,500	AECC Aviation Power Co. Ltd., Class A (Industrials)	13,478
83,700	Agricultural Bank of China Ltd., Class A (Financials)	39,789
438,599	Agricultural Bank of China Ltd., Class H (Financials)	150,455
8,700	Aier Eye Hospital Group Co. Ltd., Class A (Health Care)	21,539
3,200	AIM Vaccine Co. Ltd. (Health Care)*	20,159
600	AIMA Technology Group Co. Ltd., Class A (Consumer Discretionary)	2,341
7,100	Air China Ltd., Class A (Industrials)*	8,438
26,435	Air China Ltd., Class H (Industrials)*	19,586
2,636	Airtac International Group (Industrials)	76,150
1,700	Aisino Corp., Class A (Information Technology)	3,006
7,090	Akeso, Inc. (Health Care)*(a)	31,147
274,128	Alibaba Group Holding Ltd. (Consumer Discretionary)*	3,153,167
78,055	Alibaba Health Information Technology Ltd. (Consumer Staples)*	46,086
112,900	Aluminum Corp. of China Ltd., Class H (Materials)	54,566
387	Amlogic Shanghai Co. Ltd., Class A (Information Technology)*	4,657
6,000	Angang Steel Co. Ltd., Class A (Materials)	2,275
21,882	Angang Steel Co. Ltd., Class H (Materials)	5,609
800	Angel Yeast Co. Ltd., Class A (Consumer Staples)	3,645
3,700	Anhui Conch Cement Co. Ltd., Class A (Materials)	13,054
18,342	Anhui Conch Cement Co. Ltd., Class H (Materials)	50,991
1,200	Anhui Gujing Distillery Co. Ltd., Class A (Consumer Staples)	47,491
2,000	Anhui Jianghuai Automobile Group Corp. Ltd., Class A (Consumer Discretionary)*	3,525
600	Anhui Kouzi Distillery Co. Ltd., Class A (Consumer Staples)	4,696
600	Anhui Yingjia Distillery Co. Ltd., Class A (Consumer Staples)	6,317

Common Stocks – (continued)
China – (continued)
300	Anjoy Foods Group Co. Ltd., Class A (Consumer Staples)	5,379
300	Anker Innovations Technology Co. Ltd., Class A (Information Technology)	3,449
19,852	ANTA Sports Products Ltd. (Consumer Discretionary)	223,665
1,100	Apeloa Pharmaceutical Co. Ltd., Class A (Health Care)	2,652
300	Asymchem Laboratories Tianjin Co. Ltd., Class A (Health Care)	5,484
427	Asymchem Laboratories Tianjin Co. Ltd., Class H (Health Care)(a)	5,380
500	Autobio Diagnostics Co. Ltd., Class A (Health Care)	3,150
1,039	Autohome, Inc. ADR (Communication Services)	30,027
1,800	Avary Holding Shenzhen Co. Ltd., Class A (Information Technology)	5,290
8,200	AVIC Industry-Finance Holdings Co. Ltd., Class A (Financials)	4,146
36,360	AviChina Industry & Technology Co. Ltd., Class H (Industrials)	16,321
4,366	Baidu, Inc. ADR (Communication Services)*	623,596
19,700	Bank of Beijing Co. Ltd., Class A (Financials)	12,099
3,700	Bank of Changsha Co. Ltd., Class A (Financials)	4,133
3,500	Bank of Chengdu Co. Ltd., Class A (Financials)	6,583
38,600	Bank of China Ltd., Class A (Financials)	19,887
1,296,465	Bank of China Ltd., Class H (Financials)	439,774
36,500	Bank of Communications Co. Ltd., Class A (Financials)	27,832
112,740	Bank of Communications Co. Ltd., Class H (Financials)	64,552
5,500	Bank of Hangzhou Co. Ltd., Class A (Financials)	8,463
14,400	Bank of Jiangsu Co. Ltd., Class A (Financials)	14,106
9,600	Bank of Nanjing Co. Ltd., Class A (Financials)	10,446
6,100	Bank of Ningbo Co. Ltd., Class A (Financials)	21,933
13,200	Bank of Shanghai Co. Ltd., Class A (Financials)	10,791
6,600	Bank of Zhengzhou Co. Ltd., Class A (Financials)*	1,941
17,752	Bank of Zhengzhou Co. Ltd., Class H (Financials)*(a)	2,151
19,100	Baoshan Iron & Steel Co. Ltd., Class A (Materials)	15,902
7,800	BBMG Corp., Class A (Materials)	2,358

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

August 31, 2023

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
36,265	BBMG Corp., Class H (Materials)	$3,792
828	BeiGene Ltd. ADR (Health Care)*	171,851
3,900	Beijing Dabeinong Technology Group Co. Ltd., Class A (Consumer Staples)	3,477
500	Beijing Easpring Material Technology Co. Ltd., Class A (Industrials)	3,045
600	Beijing E-Hualu Information Technology Co. Ltd., Class A (Information Technology)*	2,486
2,700	Beijing Enlight Media Co. Ltd., Class A (Communication Services)	3,465
7,347	Beijing Enterprises Holdings Ltd. (Utilities)	27,545
61,046	Beijing Enterprises Water Group Ltd. (Utilities)	14,090
200	Beijing Huafeng Test & Control Technology Co. Ltd., Class A (Information Technology)	3,863
429	Beijing Kingsoft Office Software, Inc., Class A (Information Technology)	23,258
1,600	Beijing New Building Materials PLC, Class A (Industrials)	6,573
3,400	Beijing Originwater Technology Co. Ltd., Class A (Industrials)	2,485
200	Beijing Roborock Technology Co. Ltd., Class A (Consumer Discretionary)	8,065
1,800	Beijing Shiji Information Technology Co. Ltd., Class A (Information Technology)*	3,361
3,400	Beijing Shougang Co. Ltd., Class A (Materials)	1,733
1,500	Beijing Tiantan Biological Products Corp. Ltd., Class A (Health Care)	5,173
1,300	Beijing Tongrentang Co. Ltd., Class A (Health Care)	10,041
700	Beijing United Information Technology Co. Ltd., Class A (Industrials)	3,473
700	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A (Health Care)	4,798
2,600	Beijing Yanjing Brewery Co. Ltd., Class A (Consumer Staples)	3,708
41,400	Beijing-Shanghai High Speed Railway Co. Ltd., Class A (Industrials)	29,009
7,400	Beiqi Foton Motor Co. Ltd., Class A (Consumer Discretionary)*	3,640
400	Bethel Automotive Safety Systems Co. Ltd., Class A (Consumer Discretionary)	4,142
400	Betta Pharmaceuticals Co. Ltd., Class A (Health Care)	2,716
400	BGI Genomics Co. Ltd., Class A (Health Care)	2,952
3,773	Bilibili, Inc., Class Z (Communication Services)*	56,438
432	Bloomage Biotechnology Corp. Ltd., Class A (Health Care)	5,494
3,228	BOC Aviation Ltd. (Industrials)(a)	24,225

Common Stocks – (continued)
China – (continued)
55,637	BOC Hong Kong Holdings Ltd. (Financials)	154,670
2,600	BOC International China Co. Ltd., Class A (Financials)	4,244
34,900	BOE Technology Group Co. Ltd., Class A (Information Technology)	19,228
1,000	BTG Hotels Group Co. Ltd., Class A (Consumer Discretionary)*	2,386
26,241	Budweiser Brewing Co. APAC Ltd. (Consumer Staples)(a)	56,887
1,700	BYD Co. Ltd., Class A (Consumer Discretionary)	58,251
15,003	BYD Co. Ltd., Class H (Consumer Discretionary)	470,270
11,654	BYD Electronic International Co. Ltd. (Information Technology)	54,021
1,600	By-health Co. Ltd., Class A (Consumer Staples)	4,249
8,359	C&D International Investment Group Ltd. (Real Estate)	21,277
4,300	Caitong Securities Co. Ltd., Class A (Financials)	4,732
2,659	CALB Group Co. Ltd. (Consumer Discretionary)*(a)	5,378
800	Canmax Technologies Co. Ltd., Class A (Materials)	2,968
200	CanSino Biologics, Inc., Class A (Health Care)*	2,016
1,404	CanSino Biologics, Inc., Class H (Health Care)*(a)	4,118
6,000	CECEP Wind-Power Corp., Class A (Utilities)	2,770
800	CETC Cyberspace Security Technology Co. Ltd., Class A (Information Technology)	2,749
14,300	CGN Power Co. Ltd., Class A (Utilities)	6,169
164,228	CGN Power Co. Ltd., Class H (Utilities)(a)	41,048
400	Changchun High & New Technology Industry Group, Inc., Class A (Health Care)	7,556
5,100	Changjiang Securities Co. Ltd., Class A (Financials)	4,190
300	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A (Consumer Discretionary)	6,094
1,800	Chaozhou Three-Circle Group Co. Ltd., Class A (Information Technology)	7,941
800	Chengxin Lithium Group Co. Ltd., Class A (Materials)	2,512
1,500	Chifeng Jilong Gold Mining Co. Ltd., Class A (Materials)*	3,118
2,400	China Baoan Group Co. Ltd., Class A (Industrials)	3,515
46,337	China Bohai Bank Co. Ltd., Class H (Financials)*(a)	7,150

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
138,781	China Cinda Asset Management Co. Ltd., Class H (Financials)	$13,627
4,900	China CITIC Bank Corp. Ltd., Class A (Financials)	3,676
160,630	China CITIC Bank Corp. Ltd., Class H (Financials)	71,489
3,600	China Coal Energy Co. Ltd., Class A (Energy)	3,987
32,465	China Coal Energy Co. Ltd., Class H (Energy)	22,149
22,871	China Conch Venture Holdings Ltd. (Industrials)	22,487
8,900	China Construction Bank Corp., Class A (Financials)	7,337
1,460,147	China Construction Bank Corp., Class H (Financials)	782,047
4,200	China CSSC Holdings Ltd., Class A (Industrials)	16,382
9,800	China Eastern Airlines Corp. Ltd., Class A (Industrials)*	5,844
31,518	China Eastern Airlines Corp. Ltd., Class H (Industrials)*	11,133
30,200	China Energy Engineering Corp. Ltd., Class A (Industrials)	9,502
94,792	China Energy Engineering Corp. Ltd., Class H (Industrials)	11,000
43,200	China Everbright Bank Co. Ltd., Class A (Financials)	17,865
113,175	China Everbright Bank Co. Ltd., Class H (Financials)	32,617
54,280	China Everbright Environment Group Ltd. (Industrials)	19,797
51,567	China Feihe Ltd. (Consumer Staples)(a)	31,039
1,700	China Film Co. Ltd., Class A (Communication Services)*	3,466
4,200	China Galaxy Securities Co. Ltd., Class A (Financials)	6,653
53,417	China Galaxy Securities Co. Ltd., Class H (Financials)	28,746
41,804	China Gas Holdings Ltd. (Utilities)	42,648
3,600	China Great Wall Securities Co. Ltd., Class A (Financials)	4,343
3,000	China Greatwall Technology Group Co. Ltd., Class A (Information Technology)	4,489
36,898	China Hongqiao Group Ltd. (Materials)	36,796
194,881	China Huarong Asset Management Co. Ltd., Class H (Financials)*(a)	8,947
1,500	China International Capital Corp. Ltd., Class A (Financials)	8,037
23,017	China International Capital Corp. Ltd., Class H (Financials)(a)	44,263
2,100	China International Marine Containers Group Co. Ltd., Class A (Industrials)	2,034

Common Stocks – (continued)
China – (continued)
103,579	China Jinmao Holdings Group Ltd. (Real Estate)	14,662
3,700	China Jushi Co. Ltd., Class A (Materials)	7,097
15,159	China Lesso Group Holdings Ltd. (Industrials)	8,351
2,000	China Life Insurance Co. Ltd., Class A (Financials)	9,790
115,367	China Life Insurance Co. Ltd., Class H (Financials)	175,072
5,745	China Literature Ltd. (Communication Services)*(a)	23,077
51,783	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	41,008
19,178	China Medical System Holdings Ltd. (Health Care)	27,684
46,096	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	155,187
19,200	China Merchants Bank Co. Ltd., Class A (Financials)	83,226
58,670	China Merchants Bank Co. Ltd., Class H (Financials)	231,934
7,500	China Merchants Energy Shipping Co. Ltd., Class A (Energy)	6,069
2,300	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A (Industrials)	3,068
19,238	China Merchants Port Holdings Co. Ltd. (Industrials)	23,012
6,900	China Merchants Securities Co. Ltd., Class A (Financials)	13,471
7,033	China Merchants Securities Co. Ltd., Class H (Financials)(a)	6,484
7,200	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (Real Estate)	13,513
33,000	China Minsheng Banking Corp. Ltd., Class A (Financials)	17,138
107,139	China Minsheng Banking Corp. Ltd., Class H (Financials)	34,430
65,989	China National Building Material Co. Ltd., Class H (Materials)	33,576
5,700	China National Chemical Engineering Co. Ltd., Class A (Industrials)	6,093
700	China National Medicines Corp. Ltd., Class A (Health Care)	3,130
17,600	China National Nuclear Power Co. Ltd., Class A (Utilities)	17,410
800	China National Software & Service Co. Ltd., Class A (Information Technology)	4,748
3,400	China Northern Rare Earth Group High-Tech Co. Ltd., Class A (Materials)	10,314
1,300	China Oilfield Services Ltd., Class A (Energy)	2,647
28,081	China Oilfield Services Ltd., Class H (Energy)	31,835

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

August 31, 2023

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
57,523	China Overseas Land & Investment Ltd. (Real Estate)	$121,329
19,779	China Overseas Property Holdings Ltd. (Real Estate)	23,634
6,400	China Pacific Insurance Group Co. Ltd., Class A (Financials)	24,357
39,167	China Pacific Insurance Group Co. Ltd., Class H (Financials)	89,704
29,200	China Petroleum & Chemical Corp., Class A (Energy)	24,352
372,295	China Petroleum & Chemical Corp., Class H (Energy)	217,915
74,780	China Power International Development Ltd. (Utilities)	26,701
19,100	China Railway Group Ltd., Class A (Industrials)	17,582
62,711	China Railway Group Ltd., Class H (Industrials)	33,188
5,728	China Railway Signal & Communication Corp. Ltd., Class A (Information Technology)	4,415
26,710	China Railway Signal & Communication Corp. Ltd., Class H (Information Technology)(a)	8,856
900	China Rare Earth Resources And Technology Co. Ltd., Class A (Materials)	3,535
24,188	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	142,196
33,969	China Resources Cement Holdings Ltd. (Materials)	11,263
13,825	China Resources Gas Group Ltd. (Utilities)	38,874
44,718	China Resources Land Ltd. (Real Estate)	189,040
1,038	China Resources Microelectronics Ltd., Class A (Information Technology)	8,347
9,300	China Resources Mixc Lifestyle Services Ltd. (Real Estate)(a)	40,145
25,628	China Resources Pharmaceutical Group Ltd. (Health Care)(a)	17,125
27,637	China Resources Power Holdings Co. Ltd. (Utilities)	54,134
900	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A (Health Care)	5,883
6,000	China Shenhua Energy Co. Ltd., Class A (Energy)	23,222
52,364	China Shenhua Energy Co. Ltd., Class H (Energy)	152,583
10,400	China Southern Airlines Co. Ltd., Class A (Industrials)*	9,030
26,739	China Southern Airlines Co. Ltd., Class H (Industrials)*	14,219
2,700	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A (Industrials)	2,241

Common Stocks – (continued)
China – (continued)
1,500	China Southern Power Grid Energy Storage Co. Ltd., Class A (Utilities)	2,028
39,000	China State Construction Engineering Corp. Ltd., Class A (Industrials)	30,167
27,484	China State Construction International Holdings Ltd. (Industrials)	30,597
900	China Suntien Green Energy Corp. Ltd., Class A (Energy)	1,019
28,512	China Suntien Green Energy Corp. Ltd., Class H (Energy)	10,035
21,590	China Taiping Insurance Holdings Co. Ltd. (Financials)	22,742
26,600	China Three Gorges Renewables Group Co. Ltd., Class A (Utilities)	17,981
1,800	China Tourism Group Duty Free Corp. Ltd., Class A (Consumer Discretionary)	26,936
1,381	China Tourism Group Duty Free Corp. Ltd., Class H (Consumer Discretionary)(a)	18,544
672,708	China Tower Corp. Ltd., Class H (Communication Services)(a)	65,197
29,600	China United Network Communications Ltd., Class A (Communication Services)	21,188
9,000	China Vanke Co. Ltd., Class A (Real Estate)	16,866
34,210	China Vanke Co. Ltd., Class H (Real Estate)	39,917
4,800	China XD Electric Co. Ltd., Class A (Industrials)	3,172
17,600	China Yangtze Power Co. Ltd., Class A (Utilities)	53,343
500	China Zhenhua Group Science & Technology Co. Ltd., Class A (Information Technology)	6,298
20,000	China Zheshang Bank Co. Ltd., Class A (Financials)	7,062
800	Chinalin Securities Co. Ltd., Class A (Financials)	1,674
500	Chongqing Brewery Co. Ltd., Class A (Consumer Staples)	6,277
12,400	Chongqing Changan Automobile Co. Ltd., Class A (Consumer Discretionary)	21,364
5,900	Chongqing Hongjiu Fruit Co. Ltd., Class H (Consumer Staples)*	4,620
8,200	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)	4,236
36,637	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	12,942
2,200	Chongqing Zhifei Biological Products Co. Ltd., Class A (Health Care)	13,360
27,071	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)	41,081
98,634	CITIC Ltd. (Industrials)	97,983
1,700	Citic Pacific Special Steel Group Co. Ltd., Class A (Materials)	3,314

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
11,300	CITIC Securities Co. Ltd., Class A (Financials)	$34,466
30,022	CITIC Securities Co. Ltd., Class H (Financials)	58,652
16,400	CMOC Group Ltd., Class A (Materials)	12,911
56,288	CMOC Group Ltd., Class H (Materials)	33,665
600	CNGR Advanced Material Co. Ltd., Class A (Materials)	4,524
5,700	CNOOC Energy Technology & Services Ltd., Class A (Energy)	2,420
5,100	CNPC Capital Co. Ltd., Class A (Financials)	4,716
4,100	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	133,249
9,200	COSCO SHIPPING Development Co. Ltd., Class A (Industrials)	3,008
3,200	COSCO SHIPPING Energy Transportation Co. Ltd., Class A (Energy)	5,825
20,092	COSCO SHIPPING Energy Transportation Co. Ltd., Class H (Energy)	21,061
11,900	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)	16,023
48,883	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)	50,181
203,071	Country Garden Holdings Co. Ltd. (Real Estate)*(b)	23,048
33,407	Country Garden Services Holdings Co. Ltd. (Real Estate)	38,427
22,600	CRRC Corp. Ltd., Class A (Industrials)	18,444
67,768	CRRC Corp. Ltd., Class H (Industrials)	33,358
2,800	CSC Financial Co. Ltd., Class A (Financials)	9,917
14,099	CSC Financial Co. Ltd., Class H (Financials)(a)	15,013
129,384	CSPC Pharmaceutical Group Ltd. (Health Care)	97,346
31,851	Dali Foods Group Co. Ltd. (Consumer Staples)(a)	15,231
14,100	Daqin Railway Co. Ltd., Class A (Industrials)	13,812
1,100	DaShenLin Pharmaceutical Group Co. Ltd., Class A (Consumer Staples)	4,019
8,000	Datang International Power Generation Co. Ltd., Class A (Utilities)	3,056
43,950	Datang International Power Generation Co. Ltd., Class H (Utilities)	6,950
3,000	DHC Software Co. Ltd., Class A (Information Technology)	2,770
1,000	Do-Fluoride New Materials Co. Ltd., Class A (Materials)	2,253
600	Dong-E-E-Jiao Co. Ltd., Class A (Health Care)	4,273
2,600	Dongfang Electric Corp. Ltd., Class A (Industrials)	5,994

Common Stocks – (continued)
China – (continued)
5,273	Dongfang Electric Corp. Ltd., Class H (Industrials)	6,085
40,328	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	14,811
3,000	Dongxing Securities Co. Ltd., Class A (Financials)	3,417
14,700	East Money Information Co. Ltd., Class A (Financials)	32,052
300	Eastroc Beverage Group Co. Ltd., Class A (Consumer Staples)	8,091
2,000	Easyhome New Retail Group Co. Ltd., Class A (Consumer Discretionary)	1,028
500	Ecovacs Robotics Co. Ltd., Class A (Consumer Discretionary)	3,643
11,814	ENN Energy Holdings Ltd. (Utilities)	92,653
2,200	ENN Natural Gas Co. Ltd., Class A (Utilities)	5,277
700	Eoptolink Technology, Inc. Ltd., Class A (Information Technology)	4,384
45,988	ESR Group Ltd. (Real Estate)(a)	69,084
1,900	Eve Energy Co. Ltd., Class A (Industrials)	12,895
3,600	Everbright Securities Co. Ltd., Class A (Financials)	8,487
3,700	Fangda Carbon New Material Co. Ltd., Class A (Industrials)*	2,964
2,300	FAW Jiefang Group Co. Ltd., Class A (Industrials)*	2,711
3,900	First Capital Securities Co. Ltd., Class A (Financials)	3,226
1,500	Flat Glass Group Co. Ltd., Class A (Information Technology)	6,364
6,533	Flat Glass Group Co. Ltd., Class H (Information Technology)	16,229
13,400	Focus Media Information Technology Co. Ltd., Class A (Communication Services)	14,176
4,000	Foshan Haitian Flavouring & Food Co. Ltd., Class A (Consumer Staples)	21,488
32,334	Fosun International Ltd. (Industrials)	20,245
7,700	Founder Securities Co. Ltd., Class A (Financials)	7,638
9,500	Foxconn Industrial Internet Co. Ltd., Class A (Information Technology)	28,597
1,200	Fujian Sunner Development Co. Ltd., Class A (Consumer Staples)	3,212
12,302	Full Truck Alliance Co. Ltd. ADR (Industrials)*	82,423
1,900	Fuyao Glass Industry Group Co. Ltd., Class A (Consumer Discretionary)	9,920
9,407	Fuyao Glass Industry Group Co. Ltd., Class H (Consumer Discretionary)(a)	42,586
1,500	Ganfeng Lithium Group Co. Ltd., Class A (Materials)	9,771

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

August 31, 2023

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
6,257	Ganfeng Lithium Group Co. Ltd., Class H (Materials)(a)	$29,922
100	G-bits Network Technology Xiamen Co. Ltd., Class A (Communication Services)	5,739
16,600	GD Power Development Co. Ltd., Class A (Utilities)	8,005
1,692	GDS Holdings Ltd. ADR (Information Technology)*	20,236
89,249	Geely Automobile Holdings Ltd. (Consumer Discretionary)	110,853
4,800	GEM Co. Ltd., Class A (Materials)	4,128
4,200	Gemdale Corp., Class A (Real Estate)	4,155
17,737	Genscript Biotech Corp. (Health Care)*	41,573
5,500	GF Securities Co. Ltd., Class A (Financials)	11,380
15,710	GF Securities Co. Ltd., Class H (Financials)	22,438
5,790	Giant Biogene Holding Co. Ltd. (Consumer Staples)*(a)	27,762
1,900	Giant Network Group Co. Ltd., Class A (Communication Services)	3,811
600	GigaDevice Semiconductor, Inc., Class A (Information Technology)	7,747
400	Ginlong Technologies Co. Ltd., Class A (Industrials)	4,124
3,200	GoerTek, Inc., Class A (Information Technology)	6,735
11,994	Goldwind Science & Technology Co. Ltd. (Industrials)	6,302
3,200	Goldwind Science & Technology Co. Ltd., Class A (Industrials)	4,177
200	Gongniu Group Co. Ltd., Class A (Industrials)	2,913
200	GoodWe Technologies Co. Ltd., Class A (Industrials)	3,804
1,700	Gotion High-tech Co. Ltd., Class A (Industrials)*	5,657
2,600	Great Wall Motor Co. Ltd., Class A (Consumer Discretionary)	9,327
35,950	Great Wall Motor Co. Ltd., Class H (Consumer Discretionary)	42,635
5,200	Gree Electric Appliances Inc of Zhuhai, Class A (Consumer Discretionary)	25,570
9,900	Greenland Holdings Corp. Ltd., Class A (Real Estate)*	3,985
16,113	Greentown China Holdings Ltd. (Real Estate)	19,150
2,300	GRG Banking Equipment Co. Ltd., Class A (Information Technology)	3,966
2,100	Guangdong Electric Power Development Co. Ltd., Class A (Utilities)*	1,815
1,500	Guangdong Haid Group Co. Ltd., Class A (Consumer Staples)	9,942
44,099	Guangdong Investment Ltd. (Utilities)	34,473
300	Guangdong Kinlong Hardware Products Co. Ltd., Class A (Industrials)	2,349

Common Stocks – (continued)
China – (continued)
6,100	Guanghui Energy Co. Ltd., Class A (Energy)	5,515
3,000	Guangzhou Automobile Group Co. Ltd., Class A (Consumer Discretionary)	4,155
43,369	Guangzhou Automobile Group Co. Ltd., Class H (Consumer Discretionary)	22,841
2,200	Guangzhou Baiyun International Airport Co. Ltd., Class A (Industrials)*	3,564
1,300	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	5,523
3,409	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H (Health Care)	9,586
400	Guangzhou Great Power Energy & Technology Co. Ltd., Class A (Industrials)*	1,968
400	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A (Health Care)	3,279
700	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A (Information Technology)	5,125
1,800	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	8,119
3,300	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A (Financials)	3,119
2,200	Guolian Securities Co. Ltd., Class A (Financials)*	3,283
4,900	Guosen Securities Co. Ltd., Class A (Financials)	6,247
7,000	Guotai Junan Securities Co. Ltd., Class A (Financials)	14,003
11,889	Guotai Junan Securities Co. Ltd., Class H (Financials)(a)	13,948
4,100	Guoyuan Securities Co. Ltd., Class A (Financials)	3,915
2,949	H World Group Ltd. ADR (Consumer Discretionary)*	118,786
26,182	Haidilao International Holding Ltd. (Consumer Discretionary)(a)	71,283
5,900	Haier Smart Home Co. Ltd., Class A (Consumer Discretionary)	19,057
35,994	Haier Smart Home Co. Ltd., Class H (Consumer Discretionary)	111,309
39,900	Hainan Airlines Holding Co. Ltd., Class A (Industrials)*	8,552
500	Haisco Pharmaceutical Group Co. Ltd., Class A (Health Care)*	1,465
9,675	Haitian International Holdings Ltd. (Industrials)	20,777
9,000	Haitong Securities Co. Ltd., Class A (Financials)	12,155
40,819	Haitong Securities Co. Ltd., Class H (Financials)	25,350
1,000	Han’s Laser Technology Industry Group Co. Ltd., Class A (Industrials)	3,071
2,900	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A (Real Estate)	4,180

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
600	Hangzhou Chang Chuan Technology Co. Ltd., Class A (Information Technology)	$3,081
1,700	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	7,262
600	Hangzhou Lion Electronics Co. Ltd., Class A (Information Technology)	2,719
900	Hangzhou Oxygen Plant Group Co. Ltd., Class A (Materials)	3,785
900	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Discretionary)	3,399
1,300	Hangzhou Silan Microelectronics Co. Ltd., Class A (Information Technology)	4,528
700	Hangzhou Tigermed Consulting Co. Ltd., Class A (Health Care)	6,403
1,909	Hangzhou Tigermed Consulting Co. Ltd., Class H (Health Care)(a)	10,407
16,655	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)(a)	21,664
600	Haohua Chemical Science & Technology Co. Ltd., Class A (Materials)	2,769
900	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A (Consumer Staples)	2,913
1,100	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A (Consumer Staples)	3,710
800	Hefei Meiya Optoelectronic Technology, Inc., Class A (Industrials)	2,575
2,100	Henan Shenhuo Coal & Power Co. Ltd., Class A (Materials)	4,582
2,800	Henan Shuanghui Investment & Development Co. Ltd., Class A (Consumer Staples)	10,333
9,061	Hengan International Group Co. Ltd. (Consumer Staples)	33,625
1,500	Hengdian Group DMEGC Magnetics Co. Ltd., Class A (Information Technology)	3,382
5,700	Hengli Petrochemical Co. Ltd., Class A (Materials)*	11,246
2,300	Hengtong Optic-electric Co. Ltd., Class A (Information Technology)	4,468
3,400	Hengyi Petrochemical Co. Ltd., Class A (Materials)*	3,583
9,600	Hesteel Co. Ltd., Class A (Materials)	2,981
500	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	11,496
1,000	Hongfa Technology Co. Ltd., Class A (Industrials)	4,825
2,100	Hongta Securities Co. Ltd., Class A (Financials)	2,305
600	Hoshine Silicon Industry Co. Ltd., Class A (Materials)	5,091
500	Hoyuan Green Energy Co. Ltd., Class A (Information Technology)	2,863
12,399	Hua Hong Semiconductor Ltd. (Information Technology)*(a)	32,414
7,900	Huadian Power International Corp. Ltd., Class A (Utilities)	5,535

Common Stocks – (continued)
China – (continued)
25,288	Huadian Power International Corp. Ltd., Class H (Utilities)	10,190
1,600	Huadong Medicine Co. Ltd., Class A (Health Care)	8,351
4,600	Huafon Chemical Co. Ltd., Class A (Materials)	4,424
900	Huagong Tech Co. Ltd., Class A (Information Technology)	3,889
2,300	Huaibei Mining Holdings Co. Ltd., Class A (Materials)	3,707
1,700	Hualan Biological Engineering, Inc., Class A (Health Care)	4,959
400	Huali Industrial Group Co. Ltd., Class A (Consumer Discretionary)	2,842
4,300	Huaneng Lancang River Hydropower, Inc., Class A (Utilities)	4,283
8,100	Huaneng Power International, Inc., Class A (Utilities)*	9,070
63,518	Huaneng Power International, Inc., Class H (Utilities)*	31,752
6,800	Huatai Securities Co. Ltd., Class A (Financials)	14,836
20,781	Huatai Securities Co. Ltd., Class H (Financials)(a)	27,348
2,400	Huaxi Securities Co. Ltd., Class A (Financials)	2,809
12,100	Huaxia Bank Co. Ltd., Class A (Financials)	9,210
1,300	Huaxin Cement Co. Ltd., Class A (Materials)	2,352
2,900	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	7,487
3,700	Hubei Energy Group Co. Ltd., Class A (Utilities)	2,206
900	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A (Health Care)	3,237
1,000	Hubei Xingfa Chemicals Group Co. Ltd., Class A (Materials)	2,789
500	Huizhou Desay Sv Automotive Co. Ltd., Class A (Consumer Discretionary)	9,996
1,500	Humanwell Healthcare Group Co. Ltd., Class A (Health Care)	4,814
1,795	Hunan Changyuan Lico Co. Ltd., Class A (Materials)	2,321
6,400	Hunan Valin Steel Co. Ltd., Class A (Materials)	5,205
1,800	Hundsun Technologies, Inc., Class A (Information Technology)	8,903
5,427	Hygeia Healthcare Holdings Co. Ltd. (Health Care)(a)	27,440
2,200	Iflytek Co. Ltd., Class A (Information Technology)	16,573
200	Imeik Technology Development Co. Ltd., Class A (Health Care)	12,049

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

August 31, 2023

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
57,300	Industrial & Commercial Bank of China Ltd., Class A (Financials)	$36,371
1,071,541	Industrial & Commercial Bank of China Ltd., Class H (Financials)	491,924
19,300	Industrial Bank Co. Ltd., Class A (Financials)	41,923
8,000	Industrial Securities Co. Ltd., Class A (Financials)	7,045
400	Ingenic Semiconductor Co. Ltd., Class A (Information Technology)	4,058
42,200	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (Materials)*	10,378
1,900	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A (Energy)	3,459
5,800	Inner Mongolia ERDOS Resources Co. Ltd., Class A (Materials)	6,933
7,800	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A (Materials)	4,479
5,900	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)	21,076
3,400	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A (Materials)	3,298
18,958	Innovent Biologics, Inc. (Health Care)*(a)	84,857
1,400	Inspur Electronic Information Industry Co. Ltd., Class A (Information Technology)	7,527
7,173	iQIYI, Inc. ADR (Communication Services)*	36,152
900	Isoftstone Information Technology Group Co. Ltd., Class A (Information Technology)	2,552
3,100	JA Solar Technology Co. Ltd., Class A (Information Technology)	11,853
800	Jafron Biomedical Co. Ltd., Class A (Health Care)	2,351
800	Jason Furniture Hangzhou Co. Ltd., Class A (Consumer Discretionary)	4,577
1,700	JCET Group Co. Ltd., Class A (Information Technology)	7,614
15,294	JD Health International, Inc. (Consumer Staples)*(a)	82,499
27,834	JD Logistics, Inc. (Industrials)*(a)	37,127
19,023	JD.com, Inc. ADR (Consumer Discretionary)	631,754
5,100	Jiangsu Eastern Shenghong Co. Ltd., Class A (Materials)	8,065
1,400	Jiangsu Expressway Co. Ltd., Class A (Industrials)	1,860
18,946	Jiangsu Expressway Co. Ltd., Class H (Industrials)	17,106
1,200	Jiangsu Hengli Hydraulic Co. Ltd., Class A (Industrials)	10,247
5,900	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A (Health Care)	33,867

Common Stocks – (continued)
China – (continued)
1,200	Jiangsu King’s Luck Brewery JSC Ltd., Class A (Consumer Staples)	9,876
300	Jiangsu Pacific Quartz Co. Ltd., Class A (Information Technology)	3,943
2,000	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A (Communication Services)	3,003
1,300	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A (Consumer Staples)	23,969
400	Jiangsu Yangnong Chemical Co. Ltd., Class A (Materials)	3,513
400	Jiangsu Yoke Technology Co. Ltd., Class A (Materials)	3,733
900	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A (Health Care)	4,193
3,200	Jiangsu Zhongtian Technology Co. Ltd., Class A (Industrials)	6,406
1,900	Jiangxi Copper Co. Ltd., Class A (Materials)	4,934
16,729	Jiangxi Copper Co. Ltd., Class H (Materials)	26,112
1,600	Jiangxi Special Electric Motor Co. Ltd., Class A (Industrials)*	1,996
2,500	Jinduicheng Molybdenum Co. Ltd., Class A (Materials)	3,734
300	JiuGui Liquor Co. Ltd., Class A (Consumer Staples)	3,693
600	Joinn Laboratories China Co. Ltd., Class A (Health Care)	1,978
1,551	Joinn Laboratories China Co. Ltd., Class H (Health Care)(a)	3,105
2,600	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care)	3,690
700	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A (Consumer Staples)*	3,251
600	Juewei Food Co. Ltd., Class A (Consumer Staples)	2,942
2,100	Juneyao Airlines Co. Ltd., Class A (Industrials)*	4,579
4,097	Kanzhun Ltd. ADR (Communication Services)*	60,636
13,802	KE Holdings, Inc. ADR (Real Estate)*	237,394
1,800	Keda Industrial Group Co. Ltd., Class A (Industrials)	2,488
42,984	Kingdee International Software Group Co. Ltd. (Information Technology)*	66,435
2,000	Kingnet Network Co. Ltd., Class A (Communication Services)*	4,160
14,692	Kingsoft Corp. Ltd. (Communication Services)	58,642
31,504	Kuaishou Technology (Communication Services)*(a)	257,922
2,000	Kuang-Chi Technologies Co. Ltd., Class A (Industrials)	4,094
56,946	Kunlun Energy Co. Ltd. (Utilities)	41,683

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,100	Kunlun Tech Co. Ltd., Class A (Communication Services)*	$5,468
1,200	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	304,513
2,200	LB Group Co. Ltd., Class A (Materials)	5,480
109,047	Lenovo Group Ltd. (Information Technology)	123,346
4,600	Lens Technology Co. Ltd., Class A (Information Technology)	7,774
1,700	Lepu Medical Technology Beijing Co. Ltd., Class A (Health Care)	3,781
700	Levima Advanced Materials Corp., Class A (Materials)	1,943
17,326	Li Auto, Inc., Class A (Consumer Discretionary)*	357,048
36,580	Li Ning Co. Ltd. (Consumer Discretionary)	172,830
15,800	Liaoning Port Co. Ltd., Class A (Industrials)	3,430
6,500	Lingyi iTech Guangdong Co., Class A (Information Technology)	5,376
600	Livzon Pharmaceutical Group, Inc., Class A (Health Care)	2,836
2,271	Livzon Pharmaceutical Group, Inc., Class H (Health Care)	7,197
28,203	Longfor Group Holdings Ltd. (Real Estate)(a)	59,414
7,100	LONGi Green Energy Technology Co. Ltd., Class A (Information Technology)	25,899
10,692	Lufax Holding Ltd. ADR (Financials)	12,937
1,800	Luxi Chemical Group Co. Ltd., Class A (Materials)	2,515
6,600	Luxshare Precision Industry Co. Ltd., Class A (Information Technology)	29,924
1,400	Luzhou Laojiao Co. Ltd., Class A (Consumer Staples)	44,682
1,700	Mango Excellent Media Co. Ltd., Class A (Communication Services)	6,899
500	Maxscend Microelectronics Co. Ltd., Class A (Information Technology)	8,525
2,700	Meihua Holdings Group Co. Ltd., Class A (Consumer Staples)	3,387
3,600	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (Health Care)*	3,363
70,688	Meituan, Class B (Consumer Discretionary)*(a)	1,158,339
16,600	Metallurgical Corp. of China Ltd., Class A (Industrials)	8,302
44,513	Metallurgical Corp. of China Ltd., Class H (Industrials)	9,707
11,957	Microport Scientific Corp. (Health Care)*	20,463
2,100	Ming Yang Smart Energy Group Ltd., Class A (Industrials)	4,308
1,058	Montage Technology Co. Ltd., Class A (Information Technology)	7,448

Common Stocks – (continued)
China – (continued)
5,100	Muyuan Foods Co. Ltd., Class A (Consumer Staples)	28,434
1,400	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A (Health Care)	2,275
3,400	Nanjing Securities Co. Ltd., Class A (Financials)	3,854
7,500	NARI Technology Co. Ltd., Class A (Industrials)	24,545
2,541	National Silicon Industry Group Co. Ltd., Class A (Information Technology)*	7,108
500	NAURA Technology Group Co. Ltd., Class A (Information Technology)	18,634
2,200	NavInfo Co. Ltd., Class A (Information Technology)*	3,113
27,501	NetEase, Inc. (Communication Services)	574,446
1,600	New China Life Insurance Co. Ltd., Class A (Financials)	8,903
14,233	New China Life Insurance Co. Ltd., Class H (Financials)	35,647
4,200	New Hope Liuhe Co. Ltd., Class A (Consumer Staples)*	6,734
2,333	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)*	126,542
1,300	Ninestar Corp., Class A (Information Technology)	4,997
400	Ningbo Deye Technology Co. Ltd., Class A (Industrials)	5,068
600	Ningbo Orient Wires & Cables Co. Ltd., Class A (Industrials)	3,050
419	Ningbo Ronbay New Energy Technology Co. Ltd., Class A (Industrials)	2,932
2,100	Ningbo Shanshan Co. Ltd., Class A (Materials)	3,927
1,000	Ningbo Tuopu Group Co. Ltd., Class A (Consumer Discretionary)	10,704
5,500	Ningbo Zhoushan Port Co. Ltd., Class A (Industrials)	2,554
6,200	Ningxia Baofeng Energy Group Co. Ltd., Class A (Materials)	11,679
20,692	NIO, Inc. ADR (Consumer Discretionary)*	212,507
27,940	Nongfu Spring Co. Ltd., Class H (Consumer Staples)(a)	156,949
1,300	North Industries Group Red Arrow Co. Ltd., Class A (Industrials)	2,724
4,022	NXP Semiconductors NV (Information Technology)	827,406
5,700	Offcn Education Technology Co. Ltd., Class A (Consumer Discretionary)*	3,344
4,100	Offshore Oil Engineering Co. Ltd., Class A (Energy)	3,278
3,000	OFILM Group Co. Ltd., Class A (Information Technology)*	2,378

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

August 31, 2023

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,583	Onewo, Inc., Class H (Real Estate)	$5,612
500	Oppein Home Group, Inc., Class A (Consumer Discretionary)	6,726
6,900	Orient Securities Co. Ltd., Class A (Financials)	9,442
12,993	Orient Securities Co. Ltd., Class H (Financials)(a)	7,224
3,200	Oriental Pearl Group Co. Ltd., Class A (Communication Services)	3,504
800	Ovctek China, Inc., Class A (Health Care)	2,902
8,000	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A (Materials)*	4,133
9,231	PDD Holdings, Inc. ADR (Consumer Discretionary)*	913,592
9,000	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	7,221
135,292	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	46,065
1,800	Perfect World Co. Ltd., Class A (Communication Services)	3,420
22,700	PetroChina Co. Ltd., Class A (Energy)	24,170
327,115	PetroChina Co. Ltd., Class H (Energy)	236,104
1,400	Pharmaron Beijing Co. Ltd., Class A (Health Care)	5,732
4,436	Pharmaron Beijing Co. Ltd., Class H (Health Care)(a)	10,352
106,967	PICC Property & Casualty Co. Ltd., Class H (Financials)	123,039
18,100	Ping An Bank Co. Ltd., Class A (Financials)	27,678
10,000	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	67,033
95,930	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	574,351
2,200	Pingdingshan Tianan Coal Mining Co. Ltd., Class A (Energy)	2,584
11,100	Poly Developments and Holdings Group Co. Ltd., Class A (Real Estate)	21,320
2,242	Poly Property Services Co. Ltd., Class H (Real Estate)	10,421
10,633	Pop Mart International Group Ltd. (Consumer Discretionary)(a)	34,577
23,700	Postal Savings Bank of China Co. Ltd., Class A (Financials)	15,825
173,788	Postal Savings Bank of China Co. Ltd., Class H (Financials)(a)	85,767
16,000	Power Construction Corp. of China Ltd., Class A (Industrials)	11,321
10,906	Prosus NV (Consumer Discretionary)*	754,953
200	Pylon Technologies Co. Ltd., Class A (Industrials)	3,803
5,100	Qinghai Salt Lake Industry Co. Ltd., Class A (Materials)*	12,542

Common Stocks – (continued)
China – (continued)
416	Raytron Technology Co. Ltd., Class A (Information Technology)	2,927
2,800	Red Star Macalline Group Corp. Ltd., Class A (Real Estate)	1,831
249	Remegen Co. Ltd., Class A (Health Care)*	2,104
2,243	Remegen Co. Ltd., Class H (Health Care)*(a)	10,469
1,100	Risen Energy Co. Ltd., Class A (Information Technology)	3,035
300	Rockchip Electronics Co. Ltd., Class A (Information Technology)	2,699
8,900	Rongsheng Petrochemical Co. Ltd., Class A (Materials)	14,734
7,300	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	14,402
2,800	Sailun Group Co. Ltd., Class A (Consumer Discretionary)	4,747
4,600	Sanan Optoelectronics Co. Ltd., Class A (Information Technology)	9,929
400	Sangfor Technologies, Inc., Class A (Information Technology)*	5,995
7,900	Sany Heavy Industry Co. Ltd., Class A (Industrials)	16,813
3,100	Satellite Chemical Co. Ltd., Class A (Materials)	6,516
5,800	SDIC Capital Co. Ltd., Class A (Financials)	5,841
5,800	SDIC Power Holdings Co. Ltd., Class A (Utilities)	10,128
2,100	Seazen Holdings Co. Ltd., Class A (Real Estate)*	4,184
219,444	SenseTime Group, Inc., Class B (Information Technology)*(a)	43,655
1,400	Seres Group Co. Ltd., Class A (Consumer Discretionary)*	6,932
4,600	SF Holding Co. Ltd., Class A (Industrials)	27,479
400	SG Micro Corp., Class A (Information Technology)	4,255
8,500	Shaanxi Coal Industry Co. Ltd., Class A (Energy)	19,433
3,400	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A (Energy)	3,536
3,400	Shandong Gold Mining Co. Ltd., Class A (Materials)	12,253
1,700	Shandong Hi-speed Co. Ltd., Class A (Industrials)	1,581
2,000	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A (Materials)	9,095
1,400	Shandong Linglong Tyre Co. Ltd., Class A (Consumer Discretionary)	4,189
10,900	Shandong Nanshan Aluminum Co. Ltd., Class A (Materials)	4,672
2,600	Shandong Sun Paper Industry JSC Ltd., Class A (Materials)	4,097

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
37,560	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (Health Care)	$37,360
1,700	Shanghai Aiko Solar Energy Co. Ltd., Class A (Information Technology)	5,187
1,000	Shanghai Bairun Investment Holding Group Co. Ltd., Class A (Consumer Staples)	4,413
5,100	Shanghai Baosight Software Co. Ltd., Class A (Information Technology)	33,584
10,400	Shanghai Electric Group Co. Ltd., Class A (Industrials)*	6,387
40,633	Shanghai Electric Group Co. Ltd., Class H (Industrials)*	9,120
2,600	Shanghai Electric Power Co. Ltd., Class A (Utilities)	3,279
100	Shanghai Flyco Electrical Appliance Co. Ltd., Class A (Consumer Staples)	932
2,000	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (Health Care)	7,675
7,355	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (Health Care)	17,314
200	Shanghai Friendess Electronic Technology Corp. Ltd., Class A (Information Technology)	7,237
495	Shanghai Fudan Microelectronics Group Co. Ltd., Class A (Information Technology)	3,594
4,157	Shanghai Fudan Microelectronics Group Co. Ltd., Class H (Information Technology)	9,966
2,300	Shanghai International Airport Co. Ltd., Class A (Industrials)*	12,397
6,400	Shanghai International Port Group Co. Ltd., Class A (Industrials)	4,484
900	Shanghai Jinjiang International Hotels Co. Ltd., Class A (Consumer Discretionary)	4,764
713	Shanghai Junshi Biosciences Co. Ltd., Class A (Health Care)*	3,723
2,488	Shanghai Junshi Biosciences Co. Ltd., Class H (Health Care)*(a)	6,790
2,000	Shanghai Lingang Holdings Corp. Ltd., Class A (Real Estate)	3,264
1,500	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A (Real Estate)	2,059
900	Shanghai M&G Stationery, Inc., Class A (Industrials)	4,662
200	Shanghai Medicilon, Inc., Class A (Health Care)	2,014
4,063	Shanghai MicroPort MedBot Group Co. Ltd. (Health Care)*	9,658
2,100	Shanghai Pharmaceuticals Holding Co. Ltd., Class A (Health Care)	5,159
11,114	Shanghai Pharmaceuticals Holding Co. Ltd., Class H (Health Care)	18,283

Common Stocks – (continued)
China – (continued)
27,300	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	26,180
1,900	Shanghai Putailai New Energy Technology Co. Ltd., Class A (Materials)	8,541
6,300	Shanghai RAAS Blood Products Co. Ltd., Class A (Health Care)	6,154
9,000	Shanghai Rural Commercial Bank Co. Ltd., Class A (Financials)	7,197
3,600	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A (Consumer Discretionary)	3,640
1,800	Shanxi Coal International Energy Group Co. Ltd., Class A (Industrials)	4,162
5,300	Shanxi Coking Coal Energy Group Co. Ltd., Class A (Energy)	6,073
2,800	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A (Energy)	6,263
4,000	Shanxi Meijin Energy Co. Ltd., Class A (Materials)*	3,940
5,300	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)	2,869
1,100	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	36,581
300	Shede Spirits Co. Ltd., Class A (Consumer Staples)	5,543
4,600	Shenergy Co. Ltd., Class A (Utilities)	4,121
2,200	Shengyi Technology Co. Ltd., Class A (Information Technology)	4,479
500	Shennan Circuits Co. Ltd., Class A (Information Technology)	4,546
19,500	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)	11,681
700	Shenzhen Capchem Technology Co. Ltd., Class A (Materials)	4,614
300	Shenzhen Dynanonic Co. Ltd., Class A (Materials)	3,866
3,800	Shenzhen Energy Group Co. Ltd., Class A (Utilities)	3,383
400	Shenzhen Goodix Technology Co. Ltd., Class A (Information Technology)*	3,257
100	Shenzhen Han’s CNC Technology Co. Ltd., Class A (Industrials)	512
800	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A (Health Care)	1,277
2,500	Shenzhen Inovance Technology Co. Ltd., Class A (Industrials)	23,453
1,500	Shenzhen Kaifa Technology Co. Ltd., Class A (Information Technology)	3,681
1,000	Shenzhen Kangtai Biological Products Co. Ltd., Class A (Health Care)*	3,829
200	Shenzhen Kedali Industry Co. Ltd., Class A (Consumer Discretionary)	3,198
500	Shenzhen Kstar Science And Technology Co. Ltd., Class A (Industrials)	2,080
1,100	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care)	40,805

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

August 31, 2023

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
700	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A (Health Care)	$5,845
7,600	Shenzhen Overseas Chinese Town Co. Ltd., Class A (Real Estate)*	4,542
1,000	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A (Health Care)	3,799
300	Shenzhen SC New Energy Technology Corp., Class A (Information Technology)	3,651
1,100	Shenzhen SED Industry Co. Ltd., Class A (Information Technology)	4,150
506	Shenzhen Transsion Holdings Co. Ltd., Class A (Information Technology)	10,207
12,227	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	125,517
1,600	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A (Health Care)	5,115
1,700	Shuangliang Eco-Energy Systems Co. Ltd., Class A (Industrials)	2,378
3,700	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	7,605
1,400	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Health Care)	5,213
5,800	Sichuan Road and Bridge Group Co. Ltd., Class A (Industrials)	7,100
500	Sichuan Swellfun Co. Ltd., Class A (Consumer Staples)	4,545
1,100	Sichuan Yahua Industrial Group Co. Ltd., Class A (Materials)	2,368
700	Sieyuan Electric Co. Ltd., Class A (Industrials)	4,922
3,500	Sinolink Securities Co. Ltd., Class A (Financials)	4,515
2,500	Sinoma International Engineering Co., Class A (Industrials)	4,036
1,600	Sinoma Science & Technology Co. Ltd., Class A (Materials)	4,825
700	Sinomine Resource Group Co. Ltd., Class A (Materials)	3,578
7,300	Sinopec Oilfield Service Corp., Class A (Energy)*	2,076
5,700	Sinopec Shanghai Petrochemical Co. Ltd., Class A (Materials)*	2,373
50,533	Sinopec Shanghai Petrochemical Co. Ltd., Class H (Materials)*	7,088
20,804	Sinopharm Group Co. Ltd., Class H (Health Care)	60,355
3,600	Sinotrans Ltd., Class A (Industrials)	2,819
28,612	Sinotrans Ltd., Class H (Industrials)	11,603
10,273	Sinotruk Hong Kong Ltd. (Industrials)	19,048
500	Skshu Paint Co. Ltd., Class A (Materials)*	5,175
27,520	Smoore International Holdings Ltd. (Consumer Staples)(a)	27,830
2,400	Songcheng Performance Development Co. Ltd., Class A (Consumer Discretionary)	4,089

Common Stocks – (continued)
China – (continued)
4,700	SooChow Securities Co. Ltd., Class A (Financials)	5,289
900	Spring Airlines Co. Ltd., Class A (Industrials)*	7,245
200	StarPower Semiconductor Ltd., Class A (Information Technology)	5,443
3,000	State Grid Yingda Co. Ltd., Class A (Industrials)	2,086
1,400	Sungrow Power Supply Co. Ltd., Class A (Industrials)	19,187
10,456	Sunny Optical Technology Group Co. Ltd. (Information Technology)	85,469
500	Sunresin New Materials Co. Ltd., Class A (Materials)	4,181
1,700	Sunwoda Electronic Co. Ltd., Class A (Industrials)	3,700
1,600	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A (Information Technology)	4,133
300	Suzhou Maxwell Technologies Co. Ltd., Class A (Industrials)	6,288
6,737	TAL Education Group ADR (Consumer Discretionary)*	47,496
2,500	Tangshan Jidong Cement Co. Ltd., Class A (Materials)	2,604
4,700	TBEA Co. Ltd., Class A (Industrials)	9,492
17,500	TCL Technology Group Corp., Class A (Information Technology)*	9,858
3,800	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A (Information Technology)	13,391
95,222	Tencent Holdings Ltd. (Communication Services)	3,946,460
10,064	Tencent Music Entertainment Group ADR (Communication Services)*	68,636
400	Thunder Software Technology Co. Ltd., Class A (Information Technology)	4,400
2,300	Tianma Microelectronics Co. Ltd., Class A (Information Technology)*	2,718
1,400	Tianqi Lithium Corp., Class A (Materials)	11,073
2,174	Tianqi Lithium Corp., Class H (Materials)	11,921
4,300	Tianshan Aluminum Group Co. Ltd., Class A (Materials)	3,734
3,000	Tianshui Huatian Technology Co. Ltd., Class A (Information Technology)	3,701
28,750	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	42,235
1,500	Toly Bread Co. Ltd., Class A (Consumer Staples)	1,797
18,687	Tongcheng Travel Holdings Ltd. (Consumer Discretionary)*	41,893
1,400	TongFu Microelectronics Co. Ltd., Class A (Information Technology)	3,922

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,200	Tongkun Group Co. Ltd., Class A (Materials)*	$4,486
9,800	Tongling Nonferrous Metals Group Co. Ltd., Class A (Materials)	4,322
4,200	Tongwei Co. Ltd., Class A (Information Technology)	18,512
300	Topchoice Medical Corp., Class A (Health Care)*	3,846
43,151	Topsports International Holdings Ltd. (Consumer Discretionary)(a)	35,107
14,459	TravelSky Technology Ltd., Class H (Consumer Discretionary)	25,924
2,022	Trina Solar Co. Ltd., Class A (Information Technology)	9,440
8,657	Trip.com Group Ltd. ADR (Consumer Discretionary)*	340,307
3,100	Tsinghua Tongfang Co. Ltd., Class A (Information Technology)*	3,054
700	Tsingtao Brewery Co. Ltd., Class A (Consumer Staples)	8,761
9,562	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	79,686
800	Unigroup Guoxin Microelectronics Co. Ltd., Class A (Information Technology)*	10,192
18,498	Uni-President China Holdings Ltd. (Consumer Staples)	13,682
2,700	Unisplendour Corp. Ltd., Class A (Information Technology)*	9,990
1,400	Universal Scientific Industrial Shanghai Co. Ltd., Class A (Information Technology)	2,837
900	Venustech Group, Inc., Class A (Information Technology)	3,608
6,414	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	101,277
1,500	Walvax Biotechnology Co. Ltd., Class A (Health Care)	4,878
2,000	Wanda Film Holding Co. Ltd., Class A (Communication Services)*	3,696
1,100	Wangfujing Group Co. Ltd., Class A (Consumer Discretionary)	3,125
2,900	Wanhua Chemical Group Co. Ltd., Class A (Materials)	37,353
66,413	Want Want China Holdings Ltd. (Consumer Staples)	43,955
1,089	Weibo Corp. ADR (Communication Services)	14,048
6,300	Weichai Power Co. Ltd., Class A (Industrials)	10,214
30,124	Weichai Power Co. Ltd., Class H (Industrials)	39,106
800	Weihai Guangwei Composites Co. Ltd., Class A (Materials)	3,074
6,100	Wens Foodstuffs Group Co. Ltd., Class A (Consumer Staples)	13,962

Common Stocks – (continued)
China – (continued)
2,200	Western Mining Co. Ltd., Class A (Materials)	3,863
4,200	Western Securities Co. Ltd., Class A (Financials)	3,895
604	Western Superconducting Technologies Co. Ltd., Class A (Materials)	3,936
14,821	Wharf Holdings Ltd. (The) (Real Estate)	31,412
1,100	Will Semiconductor Co. Ltd. Shanghai, Class A (Information Technology)	13,907
32,345	Wilmar International Ltd. (Consumer Staples)	90,532
1,200	Wingtech Technology Co. Ltd., Class A (Information Technology)*	7,614
400	Winner Medical Co. Ltd., Class A (Health Care)	2,325
2,000	Winning Health Technology Group Co. Ltd., Class A (Health Care)	1,981
20,700	Wintime Energy Group Co. Ltd., Class A (Utilities)*	4,152
4,000	Wuhan Guide Infrared Co. Ltd., Class A (Information Technology)	4,237
3,600	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	77,114
1,800	WUS Printed Circuit Kunshan Co. Ltd., Class A (Information Technology)	5,226
2,400	WuXi AppTec Co. Ltd., Class A (Health Care)	26,874
5,510	WuXi AppTec Co. Ltd., Class H (Health Care)(a)	60,358
200	Wuxi Autowell Technology Co. Ltd., Class A (Information Technology)	4,625
56,527	Wuxi Biologics Cayman, Inc. (Health Care)*(a)	318,254
1,500	Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Industrials)	6,082
11,000	XCMG Construction Machinery Co. Ltd., Class A (Industrials)	9,143
2,800	Xiamen C & D, Inc., Class A (Industrials)	4,178
200	Xiamen Faratronic Co. Ltd., Class A (Information Technology)	3,123
1,300	Xiamen Tungsten Co. Ltd., Class A (Materials)	3,099
2,100	Xiangcai Co. Ltd., Class A (Real Estate)	2,455
1,200	Xiangtan Electric Manufacturing Co. Ltd., Class A (Industrials)*	2,816
245,882	Xiaomi Corp., Class B (Information Technology)*(a)	387,554
1,329	Xinjiang Daqo New Energy Co. Ltd., Class A (Information Technology)	7,590
3,200	Xinjiang Tianshan Cement Co. Ltd., Class A (Materials)	3,390
24,476	Xinyi Glass Holdings Ltd. (Industrials)	36,144
70,445	Xinyi Solar Holdings Ltd. (Information Technology)	58,841

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

August 31, 2023

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
17,319	XPeng, Inc., Class A (Consumer Discretionary)*	$162,440
17,874	Yadea Group Holdings Ltd. (Consumer Discretionary)(a)	34,372
500	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A (Information Technology)	2,454
41,113	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	51,448
3,500	Yankuang Energy Group Co. Ltd., Class A, 02/28/23 (Energy)	8,285
33,606	Yankuang Energy Group Co. Ltd., Class H (Energy)	52,798
1,000	Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy)	3,928
1,000	Yealink Network Technology Corp. Ltd., Class A (Information Technology)	5,086
900	Yifeng Pharmacy Chain Co. Ltd., Class A (Consumer Staples)	4,397
1,600	Yihai Kerry Arawana Holdings Co. Ltd., Class A (Consumer Staples)	7,839
2,600	Yintai Gold Co. Ltd., Class A (Materials)	5,162
500	YongXing Special Materials Technology Co. Ltd., Class A (Materials)	3,424
3,200	Yonyou Network Technology Co. Ltd., Class A (Information Technology)	7,980
4,300	Youngor Group Co. Ltd., Class A (Real Estate)	4,106
3,200	YTO Express Group Co. Ltd., Class A (Industrials)	6,639
22,810	Yuexiu Property Co. Ltd. (Real Estate)	28,273
2,700	Yunda Holding Co. Ltd., Class A (Industrials)	3,654
3,200	Yunnan Aluminium Co. Ltd., Class A (Materials)	6,349
1,700	Yunnan Baiyao Group Co. Ltd., Class A (Health Care)	12,764
300	Yunnan Botanee Bio-Technology Group Co. Ltd., Class A (Consumer Staples)	4,196
4,700	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A (Materials)	3,390
900	Yunnan Energy New Material Co. Ltd., Class A (Materials)	8,209
1,500	Yunnan Tin Co. Ltd., Class A (Materials)	2,885
1,700	Yunnan Yuntianhua Co. Ltd., Class A (Materials)	4,027
1,374	Zai Lab Ltd., 02/28/23 ADR (Health Care)*	34,996
1,500	Zangge Mining Co. Ltd., Class A (Materials)	4,631
600	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (Health Care)	22,780
22,080	Zhaojin Mining Industry Co. Ltd., Class H (Materials)	31,198
4,900	Zhefu Holding Group Co. Ltd., Class A (Industrials)	2,659

Common Stocks – (continued)
China – (continued)
6,900	Zhejiang Century Huatong Group Co. Ltd., Class A (Communication Services)*	5,138
5,100	Zhejiang China Commodities City Group Co. Ltd., Class A (Real Estate)	5,760
2,000	Zhejiang Chint Electrics Co. Ltd., Class A (Industrials)	6,809
3,100	Zhejiang Dahua Technology Co. Ltd., Class A (Information Technology)	9,191
500	Zhejiang Dingli Machinery Co. Ltd., Class A (Industrials)	3,650
18,228	Zhejiang Expressway Co. Ltd., Class H (Industrials)	13,621
1,400	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A (Health Care)	3,231
1,600	Zhejiang Huayou Cobalt Co. Ltd., Class A (Materials)	8,771
1,200	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A (Information Technology)	9,287
3,300	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A (Communication Services)*	2,471
800	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A (Health Care)	2,987
2,500	Zhejiang Juhua Co. Ltd., Class A (Materials)	5,630
10,085	Zhejiang Leapmotor Technologies Ltd. (Consumer Discretionary)*(a)	50,542
3,000	Zhejiang Longsheng Group Co. Ltd., Class A (Materials)	3,800
2,900	Zhejiang NHU Co. Ltd., Class A, 02/28/23 (Health Care)	6,486
3,300	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Industrials)	13,466
731	Zhejiang Supcon Technology Co. Ltd., Class A (Information Technology)	5,066
400	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	2,616
1,600	Zhejiang Weiming Environment Protection Co. Ltd., Class A (Industrials)	3,933
1,500	Zhejiang Weixing New Building Materials Co. Ltd., Class A (Industrials)	4,165
800	Zhejiang Yongtai Technology Co. Ltd., Class A (Materials)	1,420
9,000	Zhejiang Zheneng Electric Power Co. Ltd., Class A (Utilities)*	5,453
3,600	Zheshang Securities Co. Ltd., Class A (Financials)	5,094
10,719	ZhongAn Online P&C Insurance Co. Ltd., Class H (Financials)*(a)	31,849
700	Zhongji Innolight Co. Ltd., Class A, 02/28/23 (Information Technology)	11,023
4,500	Zhongjin Gold Corp. Ltd., Class A (Materials)	6,875
10,888	Zhongsheng Group Holdings Ltd. (Consumer Discretionary)	33,184

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
6,100	Zhongtai Securities Co. Ltd., Class A (Financials)	$6,126
594	Zhuzhou CRRC Times Electric Co. Ltd., Class A (Industrials)	3,561
7,886	Zhuzhou CRRC Times Electric Co. Ltd., Class H (Industrials)	27,504
2,500	Zhuzhou Kibing Group Co. Ltd., Class A (Industrials)	2,999
19,200	Zijin Mining Group Co. Ltd., Class A (Materials)	32,605
88,945	Zijin Mining Group Co. Ltd., Class H (Materials)	139,966
7,607	ZJLD Group, Inc. (Consumer Staples)*(a)	8,488
6,600	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A (Industrials)	5,858
21,521	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (Industrials)	10,292
3,700	ZTE Corp., Class A (Information Technology)	18,021
11,713	ZTE Corp., Class H, 02/28/23 (Information Technology)	37,715
6,375	ZTO Express Cayman, Inc. ADR (Industrials)	160,267

		32,341,511

Colombia – 0.0%
3,561	Bancolombia SA (Financials)	25,302
73,360	Ecopetrol SA (Energy)	42,219
6,830	Interconexion Electrica SA ESP (Utilities)	24,982

		92,503

Czech Republic – 0.0%
2,501	CEZ AS (Utilities)	106,432
1,150	Komercni banka AS (Financials)	35,966

		142,398

Denmark – 1.8%
41	AP Moller – Maersk A/S, Class A (Industrials)	73,558
66	AP Moller – Maersk A/S, Class B (Industrials)	120,189
1,412	Carlsberg AS, Class B (Consumer Staples)	204,800
1,591	Chr Hansen Holding A/S (Materials)	104,121
1,910	Coloplast A/S, Class B (Health Care)	218,399
10,382	Danske Bank A/S (Financials)	233,812
1,311	Demant A/S (Health Care)*	53,781
2,745	DSV A/S (Industrials)	522,661
1,004	Genmab A/S (Health Care)*	385,988
24,597	Novo Nordisk A/S, Class B (Health Care)*	4,563,391
3,173	Novozymes A/S, Class B (Materials)	137,927
2,925	Orsted AS (Utilities)(a)	188,484
1,374	Pandora A/S (Consumer Discretionary)	142,823

Common Stocks – (continued)
Denmark – (continued)
4,941	Tryg A/S (Financials)	94,439
15,597	Vestas Wind Systems A/S (Industrials)*	361,094

		7,405,467

Egypt – 0.0%
4,528	Abou Kir Fertilizers & Chemical Industries (Materials)	7,730
36,264	Commercial International Bank Egypt SAE (Financials)	66,895
15,800	Eastern Co. SAE (Consumer Staples)	10,380
13,921	EFG Holding S.A.E. (Financials)*	7,181
7,738	ElSewedy Electric Co. (Industrials)	5,797
2,834	Ezz Steel Co. SAE (Materials)*	4,652
7,940	Telecom Egypt Co. (Communication Services)	6,758

		109,393

Faroe Islands – 0.0%
770	Bakkafrost P/F (Consumer Staples)	38,908

Finland – 0.7%
2,178	Elisa OYJ (Communication Services)	107,013
6,682	Fortum OYJ (Utilities)	89,929
1,618	Huhtamaki OYJ (Materials)	55,686
4,176	Kesko OYJ, Class B (Consumer Staples)	81,674
5,141	Kone OYJ, Class B (Industrials)	234,351
10,790	Metso Corp. (Industrials)	124,429
6,653	Neste OYJ (Energy)	243,920
81,882	Nokia OYJ (Information Technology)	327,666
49,377	Nordea Bank Abp (Financials)	542,237
1,647	Orion OYJ, Class B (Health Care)	67,552
7,183	Sampo OYJ, Class A (Financials)	315,975
8,841	Stora Enso OYJ, Class R (Materials)	112,796
8,183	UPM-Kymmene OYJ (Materials)	280,831
7,520	Wartsila OYJ Abp (Industrials)	95,697

		2,679,756

France – 5.4%
3,049	Adevinta ASA (Communication Services)*	21,727
424	Aeroports de Paris (Industrials)	55,959
7,902	Air Liquide SA (Materials)	1,431,065
9,077	Airbus SE (Industrials)	1,333,727
27,578	AXA SA (Financials)	831,356
651	BioMerieux (Health Care)	67,547
16,625	BNP Paribas SA (Financials)	1,077,404
12,316	Bollore SE (Communication Services)	73,052
3,015	Bouygues SA (Industrials)	104,387
2,452	Capgemini SE (Information Technology)	458,671
9,101	Carrefour SA (Consumer Staples)	174,540
7,211	Cie de Saint-Gobain SA (Industrials)	470,840
10,407	Cie Generale des Etablissements Michelin (Consumer Discretionary)	326,545
17,180	Credit Agricole SA (Financials)	217,342
9,773	Danone SA (Consumer Staples)	570,982
10,521	Dassault Systemes (Information Technology)	418,049

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

August 31, 2023

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
27,132	Engie SA (Utilities)	$438,477
4,445	EssilorLuxottica SA (Health Care)	838,960
502	Hermes International SCA (Consumer Discretionary)	1,035,643
1,105	Kering (Consumer Discretionary)	592,700
3,971	Legrand SA (Industrials)	392,634
3,473	L’Oreal SA (Consumer Staples)	1,529,631
4,028	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	3,419,615
29,022	Orange SA (Communication Services)	326,267
3,006	Pernod Ricard SA (Consumer Staples)	591,176
5,494	Safran SA (Industrials)	884,300
377	Sartorius Stedim Biotech (Health Care)	107,245
11,582	Societe Generale SA (Financials)	329,536
1,257	Sodexo SA (Consumer Discretionary)	135,092
899	Teleperformance SE (Industrials)	124,747
1,507	Thales SA (Industrials)	220,482
35,400	TotalEnergies SE (Energy)	2,231,131
7,517	Vinci SA (Industrials)	840,007
3,687	Worldline SA (Financials)*(a)	120,371

		21,791,207

Germany – 4.3%
2,569	adidas AG (Consumer Discretionary)	514,212
6,229	Allianz SE (Financials)	1,516,751
13,837	BASF SE (Materials)	702,692
15,231	Bayer AG (Health Care)	835,475
4,716	Bayerische Motoren Werke AG (Consumer Discretionary)	497,366
1,517	Beiersdorf AG (Consumer Staples)	198,894
1,442	BioNTech SE ADR (Health Care)*	177,636
567	Carl Zeiss Meditec AG (Health Care)	56,444
1,674	Continental AG (Consumer Discretionary)	124,674
6,662	Daimler Truck Holding AG (Industrials)	234,922
30,203	Deutsche Bank AG (Financials)	329,513
2,847	Deutsche Boerse AG (Financials)	506,295
50,049	Deutsche Telekom AG (Communication Services)	1,072,399
14,654	DHL Group (Industrials)	685,255
34,307	E.ON SE (Utilities)	423,736
3,114	Evonik Industries AG (Materials)	59,839
3,086	Fresenius Medical Care AG & Co. KGaA (Health Care)	149,215
6,378	Fresenius SE & Co. KGaA (Health Care)	204,971
931	Hannover Rueck SE (Financials)	198,303
98	Hapag-Lloyd AG (Industrials)(a)	19,507
2,136	Heidelberg Materials AG (Materials)	172,204
1,492	Henkel AG & Co. KGaA (Consumer Staples)	103,282
20,190	Infineon Technologies AG (Information Technology)	723,465
1,024	Knorr-Bremse AG (Industrials)	70,129
12,188	Mercedes-Benz Group AG (Consumer Discretionary)	893,436
2,003	Merck KGaA (Health Care)	360,877

Common Stocks – (continued)
Germany – (continued)
832	MTU Aero Engines AG (Industrials)	194,870
2,113	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	821,476
1,560	Puma SE (Consumer Discretionary)	104,975
11,532	RWE AG (Utilities)	476,369
15,868	SAP SE (Information Technology)	2,218,582
11,474	Siemens AG (Industrials)	1,729,516
7,767	Siemens Energy AG (Industrials)*	110,938
4,177	Siemens Healthineers AG (Health Care)(a)	209,675
2,058	Symrise AG (Materials)	214,788
694	Talanx AG (Financials)	46,738
13,805	Telefonica Deutschland Holding AG (Communication Services)	26,281
444	Volkswagen AG (Consumer Discretionary)	63,562
10,786	Vonovia SE (Real Estate)	258,833
3,411	Zalando SE (Consumer Discretionary)*(a)	106,362

		17,414,457

Greece – 0.1%
31,267	Alpha Services and Holdings SA (Financials)*	52,821
37,469	Eurobank Ergasias Services and Holdings SA (Financials)*	65,189
2,694	Hellenic Telecommunications Organization SA (Communication Services)	40,350
1,620	JUMBO SA (Consumer Discretionary)	50,146
903	Motor Oil Hellas Corinth Refineries SA (Energy)	23,032
1,609	Mytilineos SA (Industrials)	65,382
8,453	National Bank of Greece SA (Financials)*	57,561
3,029	OPAP SA (Consumer Discretionary)	51,220
9,905	Piraeus Financial Holdings SA (Financials)*	34,315
3,248	Public Power Corp. SA (Utilities)*	35,605
1,046	Star Bulk Carriers Corp. (Industrials)	18,399
834	Terna Energy SA (Utilities)	15,026

		509,046

Guatemala – 0.0%
2,007	Millicom International Cellular SA SDR (Communication Services)*	31,984

Hong Kong – 1.3%
179,475	AIA Group Ltd. (Financials)	1,629,562
9,340	Cathay Pacific Airways Ltd. (Industrials)*	9,957
29,410	CK Asset Holdings Ltd. (Real Estate)	162,394
9,415	CK Infrastructure Holdings Ltd. (Utilities)	47,665
29,397	CLP Holdings Ltd. (Utilities)	230,550

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
1,103	Futu Holdings Ltd. ADR (Financials)*	$65,739
27,232	Hang Lung Properties Ltd. (Real Estate)	36,394
11,172	Hang Seng Bank Ltd. (Financials)	142,468
20,402	Henderson Land Development Co. Ltd. (Real Estate)	56,067
35,069	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	20,348
55,972	HKT Trust & HKT Ltd. (Communication Services)	59,671
141,873	Hong Kong & China Gas Co. Ltd. (Utilities)	104,391
18,495	Hong Kong Exchanges & Clearing Ltd. (Financials)	716,993
16,173	Hongkong Land Holdings Ltd. (Real Estate)	57,414
3,060	Jardine Matheson Holdings Ltd. (Industrials)	145,534
39,531	Link REIT (Real Estate)	196,099
24,270	MTR Corp. Ltd. (Industrials)	101,360
21,226	New World Development Co. Ltd. (Real Estate)	45,095
2,033	Orient Overseas International Ltd. (Industrials)	27,273
3,773	Polestar Automotive Holding UK PLC, Class A ADR (Consumer Discretionary)*	12,564
21,139	Power Assets Holdings Ltd. (Utilities)	104,189
42,659	Prudential PLC (Financials)	522,283
151,986	Sino Biopharmaceutical Ltd. (Health Care)	57,757
52,210	Sino Land Co. Ltd. (Real Estate)	59,855
938	Star CM Holdings Ltd. (Communication Services)*	2,960
22,571	Sun Hung Kai Properties Ltd. (Real Estate)	254,155
6,350	Swire Pacific Ltd., Class A (Real Estate)	52,392
11,847	Swire Pacific Ltd., Class B (Real Estate)	15,621
16,307	Swire Properties Ltd. (Real Estate)	34,104
21,145	Techtronic Industries Co. Ltd. (Industrials)	208,976
117,701	WH Group Ltd. (Consumer Staples)(a)	60,639
23,993	Wharf Real Estate Investment Co. Ltd. (Real Estate)	100,051

		5,340,520

Hungary – 0.1%
6,851	MOL Hungarian Oil & Gas PLC (Energy)	51,854
3,527	OTP Bank Nyrt (Financials)	144,055
2,153	Richter Gedeon Nyrt (Health Care)	54,023

		249,932

India – 4.2%
3,079	Aarti Industries Ltd. (Materials)	18,291
821	ABB India Ltd. (Industrials)	43,452
1,071	ACC Ltd. (Materials)	25,948

Common Stocks – (continued)
India – (continued)
4,460	Adani Energy Solutions Ltd. (Utilities)*	43,754
4,834	Adani Enterprises Ltd. (Industrials)	141,263
4,785	Adani Green Energy Ltd. (Utilities)*	53,675
11,234	Adani Ports & Special Economic Zone Ltd. (Industrials)	107,501
12,163	Adani Power Ltd. (Utilities)*	47,206
4,288	Adani Total Gas Ltd. (Utilities)	32,932
2,429	Adani Wilmar Ltd. (Consumer Staples)*	10,548
7,668	Aditya Birla Capital Ltd. (Financials)*	16,779
481	Alkem Laboratories Ltd. (Health Care)	21,165
9,390	Ambuja Cements Ltd. (Materials)	48,591
1,570	Apollo Hospitals Enterprise Ltd. (Health Care)	91,297
22,249	Ashok Leyland Ltd., 02/28/23 (Industrials)	49,410
6,311	Asian Paints Ltd. (Materials)	248,221
1,839	Astral Ltd. (Industrials)	43,407
7,089	AU Small Finance Bank Ltd. (Financials)(a)	61,958
4,375	Aurobindo Pharma Ltd. (Health Care)	43,863
2,246	Avenue Supermarts Ltd. (Consumer Staples)*(a)	100,935
35,333	Axis Bank Ltd. (Financials)	415,488
1,053	Bajaj Auto Ltd. (Consumer Discretionary)	58,685
4,121	Bajaj Finance Ltd. (Financials)	356,566
5,927	Bajaj Finserv Ltd. (Financials)	106,596
414	Bajaj Holdings & Investment Ltd. (Financials)	37,195
1,250	Balkrishna Industries Ltd. (Consumer Discretionary)	35,078
11,782	Bandhan Bank Ltd. (Financials)(a)	32,676
16,035	Bank of Baroda (Financials)	36,249
3,158	Berger Paints India Ltd. (Materials)	27,412
55,378	Bharat Electronics Ltd. (Industrials)	89,101
3,951	Bharat Forge Ltd. (Consumer Discretionary)	51,083
14,909	Bharat Petroleum Corp. Ltd. (Energy)	61,330
36,966	Bharti Airtel Ltd. (Communication Services)	382,403
6,938	Biocon Ltd. (Health Care)	21,735
135	Bosch Ltd. (Consumer Discretionary)	30,288
1,847	Britannia Industries Ltd. (Consumer Staples)	99,678
5,625	Canara Bank (Financials)	21,770
9,914	CG Power & Industrial Solutions Ltd. (Industrials)	51,416
6,175	Cholamandalam Investment and Finance Co. Ltd. (Financials)	83,678
8,326	Cipla Ltd. (Health Care)	126,480
32,358	Coal India Ltd. (Energy)	89,918
2,066	Colgate-Palmolive India Ltd. (Consumer Staples)	48,465
4,259	Container Corp. Of India Ltd. (Industrials)	34,592
2,105	Cummins India Ltd. (Industrials)	43,423

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

August 31, 2023

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
9,175	Dabur India Ltd. (Consumer Staples)	$61,299
1,246	Dalmia Bharat Ltd. (Materials)	31,382
1,148	Deepak Nitrite Ltd. (Materials)	30,785
4,737	Delhivery Ltd. (Industrials)*	25,034
1,960	Divi’s Laboratories Ltd. (Health Care)	85,044
9,606	DLF Ltd. (Real Estate)	58,493
1,886	Dr. Reddy’s Laboratories Ltd. (Health Care)	127,756
2,154	Eicher Motors Ltd. (Consumer Discretionary)	86,814
9,439	Embassy Office Parks REIT (Real Estate)	34,794
15,877	FSN E-Commerce Ventures Ltd. (Consumer Discretionary)*	25,613
41,812	GAIL India Ltd. (Utilities)	58,082
950	Gland Pharma Ltd. (Health Care)*(a)	19,984
5,831	Godrej Consumer Products Ltd. (Consumer Staples)*	70,797
1,788	Godrej Properties Ltd. (Real Estate)*	35,546
4,821	Grasim Industries Ltd. (Materials)	104,295
533	Gujarat Fluorochemicals Ltd. (Materials)	19,615
2,703	Gujarat Gas Ltd. (Utilities)*	14,671
3,404	Havells India Ltd. (Industrials)	56,930
16,423	HCL Technologies Ltd. (Information Technology)	232,529
1,222	HDFC Asset Management Co. Ltd. (Financials)(a)	37,259
15,174	HDFC Life Insurance Co. Ltd. (Financials)(a)	118,177
2,020	Hero MotoCorp Ltd. (Consumer Discretionary)	71,150
22,601	Hindalco Industries Ltd. (Materials)	125,541
1,288	Hindustan Aeronautics Ltd. (Industrials)	60,681
9,917	Hindustan Petroleum Corp. Ltd. (Energy)*	29,720
13,876	Hindustan Unilever Ltd. (Consumer Staples)	419,877
34	Honeywell Automation India Ltd. (Information Technology)	16,282
80,271	ICICI Bank Ltd. (Financials)	929,621
3,656	ICICI Lombard General Insurance Co. Ltd. (Financials)(a)	58,016
5,941	ICICI Prudential Life Insurance Co. Ltd. (Financials)(a)	40,467
8,819	IDBI Bank Ltd. (Financials)	6,370
44,149	IDFC First Bank Ltd. (Financials)*	49,783
13,139	Indian Hotels Co. Ltd. (Consumer Discretionary)	66,801
58,122	Indian Oil Corp. Ltd. (Energy)	62,555
4,661	Indian Railway Catering & Tourism Corp. Ltd. (Industrials)	37,835
5,426	Indraprastha Gas Ltd. (Utilities)	30,654
12,947	Indus Towers Ltd. (Communication Services)*	27,400
8,903	IndusInd Bank Ltd. (Financials)	148,209
1,067	Info Edge India Ltd. (Communication Services)	55,827

Common Stocks – (continued)
India – (continued)
55,648	Infosys Ltd. (Information Technology)	964,894
1,678	InterGlobe Aviation Ltd. (Industrials)*(a)	49,355
46,244	ITC Ltd. (Consumer Staples)	245,614
5,902	Jindal Steel & Power Ltd. (Materials)	48,799
5,752	JSW Energy Ltd. (Utilities)	24,384
14,701	JSW Steel Ltd. (Materials)	138,449
5,920	Jubilant Foodworks Ltd. (Consumer Discretionary)	36,616
16,940	Kotak Mahindra Bank Ltd. (Financials)	359,881
422	L&T Technology Services Ltd. (Industrials)(a)	22,450
10,678	Larsen & Toubro Ltd. (Industrials)	348,602
3,432	Life Insurance Corp. Of India (Financials)	26,752
303	Linde India Ltd. (Materials)	22,942
1,427	LTIMindtree Ltd. (Information Technology)(a)	89,519
3,725	Lupin Ltd. (Health Care)	49,398
3,736	Macrotech Developers Ltd. (Real Estate)*(a)	30,252
13,738	Mahindra & Mahindra Ltd. (Consumer Discretionary)	261,430
663	Mankind Pharma Ltd. (Health Care)*	14,439
8,091	Marico Ltd. (Consumer Staples)	55,713
2,043	Maruti Suzuki India Ltd. (Consumer Discretionary)	246,874
3,429	Max Financial Services Ltd. (Financials)*	38,674
11,476	Max Healthcare Institute Ltd. (Health Care)*	81,725
1,294	Mphasis Ltd. (Information Technology)	37,964
35	MRF Ltd. (Consumer Discretionary)	45,950
1,653	Muthoot Finance Ltd. (Financials)	25,165
557	Nestle India Ltd. (Consumer Staples)	147,928
42,742	NHPC Ltd. (Utilities)	25,918
17,812	NMDC Ltd. (Materials)	26,475
73,352	NTPC Ltd. (Utilities)	195,195
1,820	Oberoi Realty Ltd. (Real Estate)	24,641
60,041	Oil & Natural Gas Corp. Ltd. (Energy)	126,303
3,121	One 97 Communications Ltd. (Financials)*	32,192
359	Oracle Financial Services Software Ltd. (Information Technology)	17,820
80	Page Industries Ltd. (Consumer Discretionary)	38,802
1,076	Patanjali Foods Ltd. (Consumer Staples)	15,948
3,665	PB Fintech Ltd. (Financials)*	34,294
773	Persistent Systems Ltd. (Information Technology)	50,148
11,627	Petronet LNG Ltd. (Energy)	30,238
1,253	PI Industries Ltd. (Materials)	54,916
2,362	Pidilite Industries Ltd. (Materials)	71,756
676	Polycab India Ltd. (Industrials)	41,833
18,011	Power Finance Corp. Ltd. (Financials)	56,609
52,624	Power Grid Corp. of India Ltd. (Utilities)	155,451
34,145	Punjab National Bank (Financials)	25,984
19,337	REC Ltd. (Financials)	55,743

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
53,092	Reliance Industries Ltd. (Energy)	$1,543,643
31,786	Samvardhana Motherson International Ltd. (Consumer Discretionary)	36,783
4,541	SBI Cards & Payment Services Ltd. (Financials)	44,789
6,912	SBI Life Insurance Co. Ltd. (Financials)(a)	107,918
627	Schaeffler India Ltd. (Industrials)	23,117
154	Shree Cement Ltd. (Materials)	44,275
3,706	Shriram Finance Ltd. (Financials)	86,322
1,380	Siemens Ltd. (Industrials)	65,379
377	Solar Industries India Ltd. (Materials)	22,033
4,214	Sona Blw Precision Forgings Ltd. (Consumer Discretionary)(a)	30,317
2,264	SRF Ltd. (Materials)	64,444
27,673	State Bank of India (Financials)	187,643
22,413	Steel Authority of India Ltd. (Materials)	24,556
16,712	Sun Pharmaceutical Industries Ltd. (Health Care)	224,398
1,739	Tata Communications Ltd., 02/28/23 (Communication Services)	37,582
15,708	Tata Consultancy Services Ltd. (Information Technology)	636,925
9,329	Tata Consumer Products Ltd. (Consumer Staples)	94,021
541	Tata Elxsi Ltd. (Information Technology)	47,359
26,758	Tata Motors Ltd. (Consumer Discretionary)	194,254
7,123	Tata Motors Ltd., Class A (Consumer Discretionary)	34,373
26,311	Tata Power Co. Ltd. (The) (Utilities)	77,897
125,157	Tata Steel Ltd. (Materials)	185,801
9,636	Tech Mahindra Ltd. (Information Technology)	139,902
5,767	Titan Co. Ltd. (Consumer Discretionary)	216,260
1,435	Torrent Pharmaceuticals Ltd. (Health Care)	31,938
2,811	Trent Ltd., 02/28/23 (Consumer Discretionary)	69,560
1,562	Tube Investments of India Ltd. (Consumer Discretionary)	54,726
3,556	TVS Motor Co. Ltd. (Consumer Discretionary)	60,990
1,783	UltraTech Cement Ltd. (Materials)	178,705
17,490	Union Bank of India Ltd. (Financials)	18,148
1,071	United Breweries Ltd. (Consumer Staples)	19,620
4,610	United Spirits Ltd. (Consumer Staples)*	56,106
8,059	UPL Ltd. (Materials)	57,547
7,202	Varun Beverages Ltd. (Consumer Staples)	78,252
569	Vedant Fashions Ltd. (Consumer Discretionary)	8,663
17,341	Vedanta Ltd. (Materials)	48,659
3,576	Voltas Ltd. (Industrials)	37,576

Common Stocks – (continued)
India – (continued)
22,866	Wipro Ltd. (Information Technology)	112,802
662	WNS Holdings Ltd., 02/28/23 ADR (Industrials)*	43,262
196,724	Yes Bank Ltd. (Financials)*	39,922
58,884	Zomato Ltd. (Consumer Discretionary)*	69,421
3,919	Zydus Lifesciences Ltd. (Health Care)	29,627

		16,842,739

Indonesia – 0.5%
170,626	Adaro Energy Indonesia Tbk PT (Energy)	29,913
102,460	Adaro Minerals Indonesia Tbk PT (Materials)*	9,149
130,393	Aneka Tambang Tbk (Materials)	17,038
313,015	Astra International Tbk PT (Industrials)	132,564
811,415	Bank Central Asia Tbk PT (Financials)	488,820
59,754	Bank Jago Tbk PT (Financials)*	9,142
563,420	Bank Mandiri Persero Tbk PT (Financials)	222,889
115,562	Bank Negara Indonesia Persero Tbk PT (Financials)	69,618
1,089,472	Bank Rakyat Indonesia Persero Tbk PT (Financials)	397,017
418,141	Barito Pacific Tbk PT (Materials)	29,377
106,495	Chandra Asri Petrochemical Tbk PT (Materials)	15,244
113,050	Charoen Pokphand Indonesia Tbk PT (Consumer Staples)*	38,413
350,688	Dayamitra Telekomunikasi PT (Communication Services)	17,270
238,096	Elang Mahkota Teknologi Tbk PT (Communication Services)	8,911
11,690,426	GoTo Gojek Tokopedia Tbk PT (Consumer Discretionary)*	73,689
7,093	Gudang Garam Tbk PT (Consumer Staples)	11,201
39,648	Indah Kiat Pulp & Paper Tbk PT (Materials)	23,690
24,085	Indocement Tunggal Prakarsa Tbk PT (Materials)	16,921
35,199	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	25,885
67,954	Indofood Sukses Makmur Tbk PT (Consumer Staples)	31,679
20,487	Indosat Tbk PT (Communication Services)	12,914
294,302	Kalbe Farma Tbk PT (Health Care)	35,073
551,160	Merdeka Battery Materials Tbk PT (Materials)*	29,313
189,673	Merdeka Copper Gold Tbk PT (Materials)*	42,094

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

August 31, 2023

Shares	Description	Value

Common Stocks – (continued)
Indonesia – (continued)
297,144	Sarana Menara Nusantara Tbk PT (Communication Services)	$20,096
51,072	Semen Indonesia Persero Tbk PT (Materials)	22,803
292,156	Sumber Alfaria Trijaya Tbk PT (Consumer Staples)	55,630
735,782	Telkom Indonesia Persero Tbk PT (Communication Services)	180,201
85,558	Tower Bersama Infrastructure Tbk PT (Communication Services)	11,797
88,751	Unilever Indonesia Tbk PT (Consumer Staples)	21,386
21,897	United Tractors Tbk PT (Energy)	37,382
32,631	Vale Indonesia Tbk PT (Materials)	12,641

		2,149,760

Ireland – 0.5%
2,566	AerCap Holdings NV (Industrials)*	157,860
16,362	Bank of Ireland Group PLC (Financials)	163,343
11,274	CRH PLC (Materials)	649,989
2,432	Kerry Group PLC, Class A (Consumer Staples)	227,373
2,374	Kingspan Group PLC (Industrials)	201,183
2,865	Ryanair Holdings PLC ADR (Industrials)*	284,351
4,011	Smurfit Kappa Group PLC (Materials)	168,822

		1,852,921

Israel – 0.5%
895	Airport City Ltd. (Real Estate)*	13,749
2,368	Alony Hetz Properties & Investments Ltd. (Real Estate)	18,048
3,348	Amot Investments Ltd. (Real Estate)	15,866
595	Ashtrom Group Ltd. (Industrials)	8,177
567	Azrieli Group Ltd. (Real Estate)	30,482
19,267	Bank Hapoalim BM (Financials)	159,988
22,718	Bank Leumi Le-Israel BM (Financials)	176,861
31,028	Bezeq The Israeli Telecommunication Corp. Ltd. (Communication Services)	42,054
177	Big Shopping Centers Ltd. (Real Estate)*	14,819
1,420	Check Point Software Technologies Ltd. (Information Technology)*	191,118
144	Delek Group Ltd. (Energy)	20,715
384	Elbit Systems Ltd. (Industrials)	75,652
4,022	Energix-Renewable Energies Ltd. (Utilities)	12,548
1,798	Enlight Renewable Energy Ltd. (Utilities)*	29,311
103	Fattal Holdings 1998 Ltd. (Consumer Discretionary)*	10,115
803	First International Bank Of Israel Ltd. (The) (Financials)	32,536
1,056	Global-e Online Ltd. (Consumer Discretionary)*	41,849

Common Stocks – (continued)
Israel – (continued)
1,709	Harel Insurance Investments & Financial Services Ltd. (Financials)	12,468
10,812	ICL Group Ltd. (Materials)	64,901
58	Israel Corp. Ltd. (Materials)	16,156
19,179	Israel Discount Bank Ltd., Class A (Financials)	96,190
744	Maytronics Ltd. (Consumer Discretionary)	8,062
390	Melisron Ltd. (Real Estate)	24,489
9,083	Mivne Real Estate KD Ltd. (Real Estate)	21,797
2,331	Mizrahi Tefahot Bank Ltd. (Financials)	76,835
981	Nice Ltd. (Information Technology)*	194,222
445	Nova Ltd. (Information Technology)*	57,688
1,576	OPC Energy Ltd. (Utilities)*	9,751
2,536	Phoenix Holdings Ltd. (The) (Financials)	25,445
1,234	Plus500 Ltd. (Financials)	22,329
2,200	Shapir Engineering and Industry Ltd. (Industrials)	15,129
4,112	Shufersal Ltd. (Consumer Staples)*	19,173
776	Strauss Group Ltd. (Consumer Staples)*	16,871
17,278	Teva Pharmaceutical Industries Ltd. (Health Care)*	168,308
1,705	Tower Semiconductor Ltd. (Information Technology)*	49,871
851	Wix.com Ltd. (Information Technology)*	84,053
1,478	ZIM Integrated Shipping Services Ltd. (Industrials)(b)	17,839

		1,895,465

Italy – 1.4%
24,106	A2A SpA (Utilities)	46,296
1,885	Amplifon SpA (Health Care)	61,458
15,915	Assicurazioni Generali SpA (Financials)	330,439
3,147	Banca Mediolanum SpA (Financials)	28,828
7,592	Davide Campari-Milano NV (Consumer Staples)	99,457
350	DiaSorin SpA (Health Care)	37,060
119,050	Enel SpA (Utilities)	802,400
32,885	Eni SpA (Energy)	509,821
2,024	Ferrari NV (Consumer Discretionary)	643,647
9,459	FinecoBank Banca Fineco SpA (Financials)	129,972
10,833	Hera SpA (Utilities)	32,874
4,823	Infrastrutture Wireless Italiane SpA (Communication Services)(a)	59,753
1,117	Interpump Group SpA (Industrials)	56,677
240,510	Intesa Sanpaolo SpA (Financials)	645,285
6,208	Leonardo SpA (Industrials)	89,715
9,375	Mediobanca Banca di Credito Finanziario SpA (Financials)	122,814
3,008	Moncler SpA (Consumer Discretionary)	204,503
7,535	Nexi SpA (Financials)*(a)	54,237

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
3,907	Pirelli & C SpA (Consumer Discretionary)(a)	$19,536
7,067	Poste Italiane SpA (Financials)(a)	78,658
7,943	PRADA SpA (Consumer Discretionary)	51,912
3,963	Prysmian SpA (Industrials)	162,544
1,513	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	76,162
31,742	Snam SpA (Utilities)	164,125
513	Stevanato Group SpA (Health Care)	16,437
166,998	Telecom Italia SpA (Communication Services)*	51,928
93,454	Telecom Italia SpA-RSP (Communication Services)*	28,705
21,750	Terna—Rete Elettrica Nazionale (Utilities)	179,881
27,986	UniCredit SpA (Financials)	685,403
6,482	UnipolSai Assicurazioni SpA (Financials)	16,420

		5,486,947

Japan – 14.8%
1,419	ABC-Mart, Inc. (Consumer Discretionary)	25,834
5,887	Acom Co. Ltd. (Financials)	13,979
2,843	Advantest Corp. (Information Technology)	357,560
12,136	Aeon Co. Ltd. (Consumer Staples)	251,665
1,422	Aeon Mall Co. Ltd. (Real Estate)	17,054
3,155	AGC, Inc. (Industrials)	110,805
3,133	Air Water, Inc. (Materials)	39,446
2,258	Aisin Corp. (Consumer Discretionary)	75,486
8,109	Ajinomoto Co., Inc. (Consumer Staples)	343,833
2,908	Alfresa Holdings Corp. (Health Care)	49,817
5,236	Amada Co. Ltd. (Industrials)	55,530
6,926	ANA Holdings, Inc. (Industrials)*	156,517
7,378	Asahi Group Holdings Ltd. (Consumer Staples)	287,650
3,307	Asahi Intecc Co. Ltd. (Health Care)	67,396
21,045	Asahi Kasei Corp. (Materials)	136,142
2,616	Asics Corp. (Consumer Discretionary)	95,433
27,689	Astellas Pharma, Inc. (Health Care)	421,179
2,026	Azbil Corp. (Information Technology)	67,633
8,987	Bandai Namco Holdings, Inc. (Consumer Discretionary)	208,772
2,002	BayCurrent Consulting, Inc. (Industrials)	68,936
8,498	Bridgestone Corp. (Consumer Discretionary)	330,441
3,896	Brother Industries Ltd. (Information Technology)	66,060
1,203	Calbee, Inc. (Consumer Staples)	24,009
15,512	Canon, Inc. (Information Technology)	382,299
2,593	Capcom Co. Ltd. (Communication Services)	109,412
3,451	Casio Computer Co. Ltd. (Consumer Discretionary)	30,614

Common Stocks – (continued)
Japan – (continued)
2,888	Central Japan Railway Co. (Industrials)	370,757
11,332	Chiba Bank Ltd. (The) (Financials)	81,068
11,221	Chubu Electric Power Co., Inc. (Utilities)	149,911
9,912	Chugai Pharmaceutical Co. Ltd. (Health Care)	303,450
2,176	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)	28,376
17,381	Concordia Financial Group Ltd. (Financials)	77,172
295	Cosmos Pharmaceutical Corp. (Consumer Staples)	34,680
6,408	CyberAgent, Inc. (Communication Services)	40,846
3,682	Dai Nippon Printing Co. Ltd. (Industrials)	100,734
5,301	Daifuku Co. Ltd. (Industrials)	98,075
14,962	Dai-ichi Life Holdings, Inc. (Financials)	278,665
29,705	Daiichi Sankyo Co. Ltd. (Health Care)	877,163
4,216	Daikin Industries Ltd. (Industrials)	730,491
929	Daito Trust Construction Co. Ltd. (Real Estate)	102,513
9,464	Daiwa House Industry Co. Ltd. (Real Estate)	263,147
33	Daiwa House REIT Investment Corp. REIT (Real Estate)	62,607
22,175	Daiwa Securities Group, Inc. (Financials)	126,270
6,902	Denso Corp. (Consumer Discretionary)	472,144
3,083	Dentsu Group, Inc. (Communication Services)	92,224
1,381	Disco Corp. (Information Technology)	272,671
5,649	East Japan Railway Co. (Industrials)	319,419
1,431	Ebara Corp. (Industrials)	71,351
4,383	Eisai Co. Ltd. (Health Care)	278,723
2,604	Electric Power Development Co. Ltd. (Utilities)	40,638
43,116	ENEOS Holdings, Inc. (Energy)	161,791
14,581	FANUC Corp. (Industrials)	415,942
2,588	Fast Retailing Co. Ltd. (Consumer Discretionary)	595,159
1,666	Food & Life Cos. Ltd. (Consumer Discretionary)	31,681
2,110	Fuji Electric Co. Ltd. (Industrials)	99,641
4,739	FUJIFILM Holdings Corp. (Information Technology)	280,398
2,946	Fujitsu Ltd. (Information Technology)	368,389
2,836	Fukuoka Financial Group, Inc. (Financials)	67,148
70	GLP J REIT (Real Estate)	66,016
681	GMO Payment Gateway, Inc. (Financials)	43,166
3,390	Hakuhodo DY Holdings, Inc. (Communication Services)	32,215
2,165	Hamamatsu Photonics KK (Information Technology)	100,320
3,660	Hankyu Hanshin Holdings, Inc. (Industrials)	131,482

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

August 31, 2023

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
698	Harmonic Drive Systems, Inc. (Industrials)	$18,387
3,947	Haseko Corp. (Consumer Discretionary)	49,044
297	Hikari Tsushin, Inc. (Industrials)	49,492
4,323	Hino Motors Ltd. (Industrials)*	16,958
454	Hirose Electric Co. Ltd. (Information Technology)	55,056
1,110	Hisamitsu Pharmaceutical Co., Inc. (Health Care)	37,680
1,601	Hitachi Construction Machinery Co. Ltd. (Industrials)	49,937
14,206	Hitachi Ltd. (Industrials)	945,928
26,293	Honda Motor Co. Ltd. (Consumer Discretionary)	849,373
1,677	Hoshizaki Corp. (Industrials)	64,438
5,371	Hoya Corp. (Health Care)	595,999
7,441	Hulic Co. Ltd. (Real Estate)	66,853
1,931	Ibiden Co. Ltd. (Information Technology)	116,615
3,674	Idemitsu Kosan Co. Ltd. (Energy)	78,106
2,271	IHI Corp. (Industrials)	56,640
2,622	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	42,999
14,461	Inpex Corp. (Energy)	202,137
5,253	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	60,293
9,360	Isuzu Motors Ltd. (Consumer Discretionary)	120,227
861	Ito En Ltd. (Consumer Staples)	25,484
19,262	ITOCHU Corp. (Industrials)	723,987
1,318	Itochu Techno-Solutions Corp. (Information Technology)	39,155
3,864	J Front Retailing Co. Ltd. (Consumer Discretionary)(b)	40,741
6,656	Japan Airlines Co. Ltd. (Industrials)	137,203
8,195	Japan Exchange Group, Inc. (Financials)	143,146
108	Japan Metropolitan Fund Invest REIT (Real Estate)	72,551
5,973	Japan Post Bank Co. Ltd. (Financials)	47,941
32,743	Japan Post Holdings Co. Ltd. (Financials)	251,220
2,830	Japan Post Insurance Co. Ltd. (Financials)	45,633
17,177	Japan Tobacco, Inc. (Consumer Staples)	376,494
8,214	JFE Holdings, Inc. (Materials)	129,965
3,489	JGC Holdings Corp. (Industrials)	46,661
3,120	JSR Corp. (Materials)	87,223
3,471	JTEKT Corp. (Consumer Discretionary)	31,459
6,857	Kajima Corp. (Industrials)	114,617
1,918	Kakaku.com, Inc. (Communication Services)	22,858
11,363	Kansai Electric Power Co., Inc. (The) (Utilities)	161,877
3,025	Kansai Paint Co. Ltd. (Materials)	49,639
7,003	Kao Corp. (Consumer Staples)	271,250
2,423	Kawasaki Heavy Industries Ltd. (Industrials)	62,229
1,957	Kawasaki Kisen Kaisha Ltd. (Industrials)	65,679

Common Stocks – (continued)
Japan – (continued)
23,882	KDDI Corp. (Communication Services)	709,480
1,662	Keihan Holdings Co. Ltd. (Industrials)	47,468
4,029	Keikyu Corp. (Industrials)	37,181
1,703	Keio Corp. (Industrials)	58,956
2,448	Keisei Electric Railway Co. Ltd. (Industrials)	93,794
1,597	Kewpie Corp. (Consumer Staples)	26,618
2,850	Keyence Corp. (Information Technology)	1,184,751
2,383	Kikkoman Corp. (Consumer Staples)	137,921
2,930	Kintetsu Group Holdings Co. Ltd. (Industrials)	92,759
12,645	Kirin Holdings Co. Ltd. (Consumer Staples)	177,708
785	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	38,833
2,190	Kobe Bussan Co. Ltd. (Consumer Staples)	54,515
1,753	Koei Tecmo Holdings Co. Ltd. (Communication Services)	27,243
3,714	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	63,152
13,894	Komatsu Ltd. (Industrials)	396,058
1,483	Konami Group Corp. (Communication Services)	86,137
519	Kose Corp. (Consumer Staples)	43,100
16,477	Kubota Corp. (Industrials)	264,270
5,028	Kuraray Co. Ltd. (Materials)	57,175
1,743	Kurita Water Industries Ltd. (Industrials)	68,039
5,158	Kyocera Corp. (Information Technology)	264,942
3,855	Kyowa Kirin Co. Ltd. (Health Care)	70,713
7,162	Kyushu Electric Power Co., Inc. (Utilities)*	47,315
2,178	Kyushu Railway Co. (Industrials)	47,469
1,215	Lasertec Corp. (Information Technology)	189,237
692	Lawson, Inc. (Consumer Staples)	33,040
3,951	Lion Corp. (Consumer Staples)	43,029
4,314	Lixil Corp. (Industrials)	54,064
6,338	M3, Inc. (Health Care)	126,403
3,782	Makita Corp. (Industrials)	103,860
25,996	Marubeni Corp. (Industrials)	425,782
2,755	Marui Group Co. Ltd. (Financials)	47,735
1,836	MatsukiyoCocokara & Co. (Consumer Staples)	108,141
8,918	Mazda Motor Corp. (Consumer Discretionary)	93,875
1,322	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	52,577
16,400	Mebuki Financial Group, Inc. (Financials)	45,409
2,844	Medipal Holdings Corp. (Health Care)	48,779
4,109	MEIJI Holdings Co. Ltd. (Consumer Staples)	103,074
1,691	Mercari, Inc. (Consumer Discretionary)*	38,539
6,002	MINEBEA MITSUMI, Inc. (Industrials)	102,057
4,412	MISUMI Group, Inc. (Industrials)	77,082

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
22,084	Mitsubishi Chemical Group Corp. (Materials)	$132,017
19,032	Mitsubishi Corp. (Industrials)	940,717
30,379	Mitsubishi Electric Corp. (Industrials)	396,261
19,742	Mitsubishi Estate Co. Ltd. (Real Estate)	252,564
2,808	Mitsubishi Gas Chemical Co., Inc. (Materials)	38,305
12,902	Mitsubishi HC Capital, Inc. (Financials)	83,916
5,012	Mitsubishi Heavy Industries Ltd. (Industrials)	284,708
1,981	Mitsubishi Materials Corp. (Materials)	33,290
10,052	Mitsubishi Motors Corp. (Consumer Discretionary)	39,542
177,261	Mitsubishi UFJ Financial Group, Inc. (Financials)	1,416,651
23,174	Mitsui & Co. Ltd. (Industrials)	864,658
2,754	Mitsui Chemicals, Inc. (Materials)	74,835
13,568	Mitsui Fudosan Co. Ltd. (Real Estate)	297,483
5,601	Mitsui OSK Lines Ltd. (Industrials)	155,275
1,564	Miura Co. Ltd. (Industrials)	36,150
39,115	Mizuho Financial Group, Inc. (Financials)	647,506
3,826	MonotaRO Co. Ltd. (Industrials)	45,254
6,594	MS&AD Insurance Group Holdings, Inc. (Financials)	237,336
9,557	Murata Manufacturing Co. Ltd. (Information Technology)	537,308
1,676	Nabtesco Corp. (Industrials)	31,762
3,047	Nagoya Railroad Co. Ltd. (Industrials)	48,954
3,937	NEC Corp. (Information Technology)	207,850
6,908	Nexon Co. Ltd. (Communication Services)	140,310
4,483	NGK Insulators Ltd. (Industrials)	59,554
1,503	NH Foods Ltd. (Consumer Staples)	46,643
1,966	Nichirei Corp. (Consumer Staples)	46,535
7,435	NIDEC Corp. (Industrials)	389,765
4,674	Nihon M&A Center Holdings, Inc. (Industrials)	26,008
5,047	Nikon Corp. (Consumer Discretionary)	54,566
17,842	Nintendo Co. Ltd. (Communication Services)	768,045
25	Nippon Building Fund, Inc. REIT (Real Estate)	105,608
1,281	NIPPON EXPRESS HOLDINGS, Inc. (Industrials)	66,600
13,786	Nippon Paint Holdings Co. Ltd. (Materials)	106,625
35	Nippon Prologis REIT, Inc. REIT (Real Estate)	70,416
2,892	Nippon Sanso Holdings Corp. (Materials)	69,864
944	Nippon Shinyaku Co. Ltd. (Health Care)	41,492
13,230	Nippon Steel Corp. (Materials)	313,245
831,013	Nippon Telegraph & Telephone Corp. (Communication Services)	960,672

Common Stocks – (continued)
Japan – (continued)
2,509	Nippon Television Holdings, Inc. (Communication Services)	23,404
7,659	Nippon Yusen KK (Industrials)	204,436
2,024	Nissan Chemical Corp. (Materials)	86,863
34,084	Nissan Motor Co. Ltd. (Consumer Discretionary)	145,340
3,961	Nisshin Seifun Group, Inc. (Consumer Staples)	52,252
942	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	82,304
2,978	Niterra Co. Ltd. (Consumer Discretionary)	69,242
1,268	Nitori Holdings Co. Ltd. (Consumer Discretionary)	144,755
2,294	Nitto Denko Corp. (Materials)	156,768
46,047	Nomura Holdings, Inc. (Financials)	178,451
1,600	Nomura Real Estate Holdings, Inc. (Real Estate)	40,312
67	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	78,742
6,018	Nomura Research Institute Ltd. (Information Technology)	172,994
7,527	NSK Ltd. (Industrials)	43,910
9,620	NTT Data Group Corp. (Information Technology)	129,579
10,716	Obayashi Corp. (Industrials)	97,087
446	OBIC Business Consultants Co. Ltd. (Information Technology)	19,147
1,009	Obic Co. Ltd. (Information Technology)	175,554
4,920	Odakyu Electric Railway Co. Ltd. (Industrials)	73,199
14,393	Oji Holdings Corp. (Materials)	58,922
19,436	Olympus Corp. (Health Care)	263,067
2,903	Omron Corp. (Information Technology)	140,339
6,816	Ono Pharmaceutical Co. Ltd. (Health Care)	129,288
1,160	Open House Group Co. Ltd. (Consumer Discretionary)	39,250
516	Oracle Corp. Japan (Information Technology)	36,046
17,073	Oriental Land Co. Ltd. (Consumer Discretionary)	615,559
17,819	ORIX Corp. (Financials)	332,917
43	Orix JREIT, Inc. REIT (Real Estate)	53,490
6,367	Osaka Gas Co. Ltd. (Utilities)	101,900
1,703	Otsuka Corp. (Information Technology)	75,976
6,863	Otsuka Holdings Co. Ltd. (Health Care)	261,443
5,921	Pan Pacific International Holdings Corp. (Consumer Discretionary)	118,127
34,939	Panasonic Holdings Corp. (Consumer Discretionary)	403,064
1,975	Park24 Co. Ltd. (Industrials)*	27,892
2,854	Persol Holdings Co. Ltd. (Industrials)	48,911
1,280	Pola Orbis Holdings, Inc. (Consumer Staples)	16,534
1,346	Rakus Co. Ltd. (Information Technology)	21,921

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

August 31, 2023

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
22,007	Rakuten Group, Inc. (Consumer Discretionary)	$85,906
22,315	Recruit Holdings Co. Ltd. (Industrials)	800,112
18,699	Renesas Electronics Corp. (Information Technology)*	314,743
36,788	Resona Holdings, Inc. (Financials)	195,153
2,742	Resonac Holdings Corp. (Materials)	44,656
8,770	Ricoh Co. Ltd. (Information Technology)	71,565
1,688	Rinnai Corp. (Consumer Discretionary)	32,714
1,361	Rohm Co. Ltd. (Information Technology)	113,771
3,051	Rohto Pharmaceutical Co. Ltd. (Consumer Staples)	79,573
3,989	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	51,471
5,648	Santen Pharmaceutical Co. Ltd. (Health Care)	52,548
3,741	SBI Holdings, Inc. (Financials)	76,459
1,160	SBI Shinsei Bank Ltd. (Financials)	22,517
722	SCREEN Holdings Co. Ltd. (Information Technology)	73,646
2,222	SCSK Corp. (Information Technology)	38,553
3,219	Secom Co. Ltd. (Industrials)	225,420
2,398	Sega Sammy Holdings, Inc. (Consumer Discretionary)	47,907
3,456	Seibu Holdings, Inc. (Industrials)	36,569
4,263	Seiko Epson Corp. (Information Technology)	66,836
5,847	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	89,802
9,256	Sekisui House Ltd. (Consumer Discretionary)	188,858
11,827	Seven & i Holdings Co. Ltd. (Consumer Staples)	485,883
9,389	Seven Bank Ltd. (Financials)	19,980
7,020	SG Holdings Co. Ltd. (Industrials)	101,453
4,297	Sharp Corp. (Consumer Discretionary)*	26,472
4,249	Shimadzu Corp. (Information Technology)	125,090
366	Shimamura Co. Ltd. (Consumer Discretionary)	37,735
1,216	Shimano, Inc. (Consumer Discretionary)	178,744
8,404	Shimizu Corp. (Industrials)	56,554
30,380	Shin-Etsu Chemical Co. Ltd. (Materials)	972,218
987	Shinko Electric Industries Co. Ltd. (Information Technology)	40,515
4,547	Shionogi & Co. Ltd. (Health Care)	200,420
6,069	Shiseido Co. Ltd. (Consumer Staples)	246,620
8,500	Shizuoka Financial Group, Inc. (Financials)	69,186
873	SMC Corp. (Industrials)	423,353
43,335	SoftBank Corp. (Communication Services)	497,094
15,119	SoftBank Group Corp. (Communication Services)	679,698
5,488	Sohgo Security Services Co. Ltd. (Industrials)	35,008

Common Stocks – (continued)
Japan – (continued)
3,593	Sojitz Corp. (Industrials)	77,297
5,045	Sompo Holdings, Inc. (Financials)	219,944
19,097	Sony Group Corp. (Consumer Discretionary)	1,593,111
1,366	Square Enix Holdings Co. Ltd. (Communication Services)	51,887
2,313	Stanley Electric Co. Ltd. (Consumer Discretionary)	40,649
9,511	Subaru Corp. (Consumer Discretionary)	183,543
529	Sugi Holdings Co. Ltd. (Consumer Staples)	23,760
5,276	SUMCO Corp. (Information Technology)	70,559
22,189	Sumitomo Chemical Co. Ltd. (Materials)	61,483
18,078	Sumitomo Corp. (Industrials)	372,400
11,303	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	138,624
1,776	Sumitomo Heavy Industries Ltd. (Industrials)	44,563
3,872	Sumitomo Metal Mining Co. Ltd. (Materials)	120,215
19,295	Sumitomo Mitsui Financial Group, Inc. (Financials)	885,461
5,155	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	193,014
2,379	Sumitomo Pharma Co. Ltd. (Health Care)	8,309
5,797	Sumitomo Realty & Development Co. Ltd. (Real Estate)	148,484
2,713	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	28,652
1,052	Sundrug Co. Ltd. (Consumer Staples)	31,094
1,941	Suntory Beverage & Food Ltd. (Consumer Staples)	62,849
6,153	Suzuki Motor Corp. (Consumer Discretionary)	242,384
2,461	Sysmex Corp. (Health Care)	131,025
8,373	T&D Holdings, Inc. (Financials)	133,056
2,586	Taisei Corp. (Industrials)	87,091
754	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	31,240
1,902	Taiyo Yuden Co. Ltd. (Information Technology)	53,003
23,674	Takeda Pharmaceutical Co. Ltd. (Health Care)	733,059
2,087	TBS Holdings, Inc. (Communication Services)	36,935
5,802	TDK Corp. (Information Technology)	211,779
11,132	Terumo Corp. (Health Care)	337,435
1,901	THK Co. Ltd. (Industrials)	34,805
3,652	TIS, Inc. (Information Technology)	86,217
3,236	Tobu Railway Co. Ltd. (Industrials)	88,755
145	Toei Animation Co. Ltd. (Communication Services)	12,241
1,669	Toho Co. Ltd. (Communication Services)	63,683
7,151	Tohoku Electric Power Co., Inc. (Utilities)*	50,003

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
29,486	Tokio Marine Holdings, Inc. (Financials)	$653,579
635	Tokyo Century Corp. (Financials)	24,421
23,101	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	101,553
7,011	Tokyo Electron Ltd. (Information Technology)	1,038,997
6,401	Tokyo Gas Co. Ltd. (Utilities)	148,478
8,536	Tokyu Corp. (Industrials)	107,913
9,214	Tokyu Fudosan Holdings Corp. (Real Estate)	57,372
4,030	TOPPAN, Inc. (Industrials)	97,466
23,443	Toray Industries, Inc. (Materials)	126,583
6,460	Toshiba Corp. (Industrials)	204,203
4,645	Tosoh Corp. (Materials)	60,174
2,367	TOTO Ltd. (Industrials)	64,953
1,415	Toyo Suisan Kaisha Ltd. (Consumer Staples)	58,433
1,127	Toyota Boshoku Corp. (Consumer Discretionary)	21,346
2,575	Toyota Industries Corp. (Industrials)	182,179
176,493	Toyota Motor Corp. (Consumer Discretionary)	3,048,940
3,611	Toyota Tsusho Corp. (Industrials)	215,665
2,051	Trend Micro, Inc. (Information Technology)	87,191
586	Tsuruha Holdings, Inc. (Consumer Staples)	42,908
6,406	Unicharm Corp. (Consumer Staples)	255,738
48	United Urban Investment Corp. REIT (Real Estate)	51,599
3,074	USS Co. Ltd. (Consumer Discretionary)	53,727
1,425	Welcia Holdings Co. Ltd. (Consumer Staples)	26,208
3,686	West Japan Railway Co. (Industrials)	159,608
324	Workman Co. Ltd. (Consumer Discretionary)	11,706
2,057	Yakult Honsha Co. Ltd. (Consumer Staples)	107,862
10,062	Yamada Holdings Co. Ltd. (Consumer Discretionary)	31,654
2,514	Yamaha Corp. (Consumer Discretionary)	77,690
4,740	Yamaha Motor Co. Ltd. (Consumer Discretionary)	123,038
4,776	Yamato Holdings Co. Ltd. (Industrials)	89,772
2,053	Yamazaki Baking Co. Ltd. (Consumer Staples)	38,914
4,059	Yaskawa Electric Corp. (Industrials)	159,505
3,711	Yokogawa Electric Corp. (Information Technology)	73,629
2,036	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	41,458
40,528	Z Holdings Corp. (Communication Services)	121,875
1,813	ZOZO, Inc. (Consumer Discretionary)	36,233

		59,854,655

Common Stocks – (continued)
Jordan – 0.0%
2,445	Hikma Pharmaceuticals PLC (Health Care)	67,819

Kuwait – 0.2%
23,267	Agility Public Warehousing Co. KSC (Industrials)*	43,401
20,148	Boubyan Bank KSCP (Financials)	39,871
31,523	Gulf Bank KSCP (Financials)	25,771
160,110	Kuwait Finance House KSCP (Financials)	386,965
9,798	Mabanee Co KPSC (Real Estate)	26,573
32,524	Mobile Telecommunications Co. KSCP (Communication Services)	53,811
115,716	National Bank of Kuwait SAKP (Financials)	345,365

		921,757

Luxembourg – 0.1%
7,109	ArcelorMittal (Materials)	189,267
2,009	Eurofins Scientific SE (Health Care)	123,938
2,097	Reinet Investments SCA (Financials)	44,784

		357,989

Macau – 0.1%
28,823	Galaxy Entertainment Group Ltd. (Consumer Discretionary)*	190,763
37,594	Sands China Ltd. (Consumer Discretionary)*	127,283

		318,046

Mexico – 0.8%
74,710	Alfa SAB de CV, Class A (Industrials)	50,023
499,286	America Movil SAB de CV, Series B (Communication Services)	476,097
7,230	Arca Continental SAB de CV (Consumer Staples)	71,305
27,246	Becle SAB de CV (Consumer Staples)	74,526
234,371	Cemex SAB de CV, Series CPO (Materials)*	187,282
8,143	Coca-Cola Femsa SAB de CV (Consumer Staples)	69,893
74,556	Controladora Axtel SAB de CV (Communication Services)*	793
3,061	El Puerto de Liverpool SAB de CV (Consumer Discretionary)	19,299
44,373	Fibra Uno Administracion SA de CV REIT (Real Estate)	65,485
33,506	Fomento Economico Mexicano SAB de CV (Consumer Staples)	379,854
2,857	Fresnillo PLC (Materials)	20,831
2,803	Gruma SAB de CV, Class B (Consumer Staples)	47,400
5,874	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Industrials)	109,323
2,820	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)	77,836

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

August 31, 2023

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
21,103	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	$105,165
7,580	Grupo Carso SAB de CV, Series A1 (Industrials)	61,206
7,005	Grupo Comercial Chedraui SA de CV (Consumer Staples)	39,728
802	Grupo Elektra SAB DE CV (Financials)	55,901
44,705	Grupo Financiero Banorte SAB de CV, Class O (Financials)	383,578
30,362	Grupo Financiero Inbursa SAB de CV, Class O, 02/28/23 (Financials)*	66,436
47,823	Grupo Mexico SAB de CV, Series B (Materials)	230,737
39,185	Grupo Televisa SAB, Series CPO (Communication Services)	35,223
2,909	Industrias Penoles SAB de CV (Materials)*	41,679
24,818	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	56,561
18,371	Operadora De Sites Mexicanos SAB de CV, Class A-1 (Communication Services)	17,376
14,118	Orbia Advance Corp. SAB de CV (Materials)	31,831
77,238	Wal-Mart de Mexico SAB de CV (Consumer Staples)	308,232

		3,083,600

Netherlands – 3.0%
466	Adyen NV (Financials)*(a)	390,710
2,645	Akzo Nobel NV (Materials)	215,421
863	Argenx SE ADR (Health Care)*	433,649
713	ASM International NV (Information Technology)	344,520
6,120	ASML Holding NV (Information Technology)	4,037,881
1,649	EXOR NV (Financials)	146,294
1,401	HAL Trust (Financials)	176,691
1,718	Heineken Holding NV (Consumer Staples)	137,796
4,455	Heineken NV (Consumer Staples)	434,301
54,499	ING Groep NV (Financials)	774,872
1,510	JDE Peet’s NV (Consumer Staples)	42,086
14,878	Koninklijke Ahold Delhaize NV (Consumer Staples)	487,261
49,736	Koninklijke KPN NV (Communication Services)	174,197
14,261	Koninklijke Philips NV (Health Care)*	321,946
3,877	NN Group NV (Financials)	149,633
104,261	Shell PLC (Energy)	3,185,939
11,915	Universal Music Group NV (Communication Services)	296,012
3,839	Wolters Kluwer NV (Industrials)	463,333

		12,212,542

Common Stocks – (continued)
New Zealand – 0.2%
10,471	a2 Milk Co. Ltd. (The) (Consumer Staples)*	31,175
18,705	Auckland International Airport Ltd. (Industrials)*	86,987
6,309	Chorus Ltd. (Communication Services)	30,148
12,019	Contact Energy Ltd. (Utilities)	59,902
8,503	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	114,983
12,508	Infratil Ltd. (Industrials)	75,149
1,284	Mainfreight Ltd. (Industrials)	50,124
10,109	Mercury NZ Ltd. (Utilities)	37,350
19,609	Meridian Energy Ltd. (Utilities)	62,643
9,295	Ryman Healthcare Ltd. (Health Care)	36,751
28,317	Spark New Zealand Ltd. (Communication Services)	85,571
1,970	Xero Ltd. (Information Technology)*	159,611

		830,394

Norway – 0.5%
343	Aker ASA, Class A (Industrials)	21,153
4,756	Aker BP ASA (Energy)	129,037
11,426	AutoStore Holdings Ltd. (Industrials)*(a)	19,582
13,776	DNB Bank ASA (Financials)	272,745
15,313	Equinor ASA (Energy)	472,469
2,216	Frontline PLC (Energy)	39,640
2,807	Gjensidige Forsikring ASA (Financials)	43,673
1,296	Kongsberg Gruppen ASA (Industrials)	53,706
4,159	Leroy Seafood Group ASA (Consumer Staples)	17,211
6,864	Mowi ASA (Consumer Staples)	124,540
25,860	NEL ASA (Industrials)*	28,420
2,556	Nordic Semiconductor ASA (Information Technology)*	31,262
20,256	Norsk Hydro ASA (Materials)	112,542
12,326	Orkla ASA (Consumer Staples)	94,185
1,007	Salmar ASA (Consumer Staples)	49,227
1,062	Schibsted ASA, Class A (Communication Services)	22,614
1,479	Schibsted ASA, Class B (Communication Services)	29,087
1,117	Seadrill Ltd. (Energy)*	54,605
2,637	SpareBank 1 SR-Bank ASA (Financials)	31,905
6,739	Storebrand ASA (Financials)	54,104
9,981	Telenor ASA (Communication Services)	106,874
3,616	TOMRA Systems ASA (Industrials)	49,682
6,040	Var Energi ASA (Energy)	17,523
1,573	Wallenius Wilhelmsen ASA (Industrials)	12,762

		1,888,548

Philippines – 0.2%
32,775	Aboitiz Equity Ventures, Inc. (Industrials)	27,206
124,029	ACEN Corp. (Utilities)	10,975
3,844	Ayala Corp. (Industrials)	41,821
92,789	Ayala Land, Inc. (Real Estate)	44,493

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Philippines – (continued)
30,667	Bank of the Philippine Islands (Financials)	$59,579
32,653	BDO Unibank, Inc. (Financials)	80,335
48,354	Emperador, Inc. (Consumer Staples)	17,849
549	Globe Telecom, Inc. (Communication Services)	17,473
12,601	International Container Terminal Services, Inc. (Industrials)	46,113
46,387	JG Summit Holdings, Inc. (Industrials)	29,944
6,941	Jollibee Foods Corp. (Consumer Discretionary)	29,054
4,568	Manila Electric Co. (Utilities)	27,721
27,891	Metropolitan Bank & Trust Co. (Financials)	27,191
111,822	Monde Nissin Corp. (Consumer Staples)(a)	14,220
1,340	PLDT, Inc. (Communication Services)	27,216
7,578	SM Investments Corp. (Industrials)	111,488
179,095	SM Prime Holdings, Inc. (Real Estate)	92,363
1,061	TELUS International CDA, Inc. (Industrials)*	9,309
13,510	Universal Robina Corp. (Consumer Staples)	26,653

		741,003

Poland – 0.2%
6,506	Allegro.eu SA (Consumer Discretionary)*(a)	52,127
2,735	Bank Polska Kasa Opieki SA (Financials)	71,606
1,072	CD Projekt SA (Communication Services)	38,380
3,764	Cyfrowy Polsat SA (Communication Services)	12,385
742	Dino Polska SA (Consumer Staples)*(a)	68,218
2,689	InPost SA (Industrials)*	31,680
2,115	KGHM Polska Miedz SA (Materials)	58,556
203	mBank SA (Financials)*	21,131
9,018	ORLEN SA (Energy)	137,964
13,613	PGE Polska Grupa Energetyczna SA (Utilities)*	28,030
13,296	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)*	120,499
8,811	Powszechny Zaklad Ubezpieczen SA (Financials)	88,361
516	Santander Bank Polska SA (Financials)*	46,526

		775,463

Portugal – 0.1%
113,560	Banco Comercial Portugues SA, Class R (Financials)*	31,725
43,481	EDP – Energias de Portugal SA (Utilities)	198,490
7,386	Galp Energia SGPS SA (Energy)	101,848
4,261	Jeronimo Martins SGPS SA (Consumer Staples)	108,680

Common Stocks – (continued)
Portugal – (continued)
3,311	Navigator Co SA (The) (Materials)	12,125

		452,868

Qatar – 0.2%
52,213	Commercial Bank PSQC (The) (Financials)	81,475
27,056	Dukhan Bank (Financials)	31,070
30,800	Industries Qatar QSC (Industrials)	104,585
106,925	Masraf Al Rayan QSC (Financials)	65,213
67,293	Mesaieed Petrochemical Holding Co. (Materials)	34,016
10,838	Ooredoo QPSC (Communication Services)	32,157
7,544	Qatar Electricity & Water Co. QSC (Utilities)	37,119
9,079	Qatar Fuel QSC (Energy)	39,908
54,763	Qatar Gas Transport Co. Ltd. (Energy)	55,771
17,220	Qatar International Islamic Bank QSC (Financials)	46,792
25,436	Qatar Islamic Bank (Financials)	135,006
68,829	Qatar National Bank QPSC (Financials)	294,981

		958,093

Saudi Arabia – 1.1%
2,063	ACWA Power Co. (Utilities)	106,157
1,975	Advanced Petrochemical Co. (Materials)	22,406
30,388	Al Rajhi Bank (Financials)	584,969
15,194	Alinma Bank (Financials)	149,483
3,812	Almarai Co. JSC (Consumer Staples)	64,437
10,318	Arab National Bank (Financials)	70,975
391	Arabian Internet & Co.mmunications Services Co. (Information Technology)	36,800
7,597	Bank AlBilad (Financials)	86,895
9,157	Banque Saudi Fransi (Financials)	93,629
1,149	Bupa Arabia for Cooperative Insurance Co. (Financials)	61,759
1,311	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care)	84,938
409	Elm Co. (Information Technology)	92,691
5,849	Etihad Etisalat Co. (Communication Services)	70,410
9,117	Jarir Marketing Co. (Consumer Discretionary)	35,878
1,472	Mouwasat Medical Services Co. (Health Care)	43,250
604	Nahdi Medical Co. (Consumer Staples)	24,446
6,477	Rabigh Refining & Petrochemical Co. (Energy)*	17,822
22,791	Riyad Bank (Financials)	185,031
3,616	SABIC Agri-Nutrients Co. (Materials)	132,660
5,571	Sahara International Petrochemical Co. (Materials)	54,141
18,779	Saudi Arabian Mining Co. (Materials)*	202,778
67,910	Saudi Arabian Oil Co. (Energy)(a)	631,906
785	Saudi Aramco Base Oil Co. (Materials)	30,641
15,523	Saudi Awwal Bank (Financials)	148,374

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

August 31, 2023

Shares	Description	Value

Common Stocks – (continued)
Saudi Arabia – (continued)
13,952	Saudi Basic Industries Corp. (Materials)	$328,838
12,121	Saudi Electricity Co. (Utilities)	66,896
5,734	Saudi Industrial Investment Group (Materials)	39,443
11,395	Saudi Kayan Petrochemical Co. (Materials)*	37,004
45,581	Saudi National Bank (The) (Financials)	434,464
27,903	Saudi Telecom Co. (Communication Services)	296,092
4,057	Savola Group (The) (Consumer Staples)	40,996
4,272	Yanbu National Petrochemical Co. (Materials)	48,180

		4,324,389

Singapore – 1.0%
37,213	Capital and Investment Ltd. (Real Estate)	89,278
55,042	CapitaLand Ascendas REIT REIT (Real Estate)	112,896
78,790	CapitaLand Integrated Commercial Trust REIT (Real Estate)	111,432
6,838	City Developments Ltd. (Real Estate)	33,823
28,338	DBS Group Holdings Ltd. (Financials)	698,745
43,161	Frasers Logistics & Commercial Trust REIT (Real Estate)	38,351
87,901	Genting Singapore Ltd. (Consumer Discretionary)	56,952
28,731	Grab Holdings Ltd., Class A (Industrials)*	108,316
1,469	Jardine Cycle & Carriage Ltd. (Industrials)	36,352
21,499	Keppel Corp. Ltd. (Industrials)	110,480
21,455	Keppel DC REIT (Real Estate)	34,951
31,021	Mapletree Industrial Trust REIT (Real Estate)	52,831
51,404	Mapletree Logistics Trust REIT (Real Estate)	63,946
33,725	Mapletree Pan Asia Commercial Trust REIT (Real Estate)	37,958
13,878	Olam Group Ltd. (Consumer Staples)	12,845
49,781	Oversea-Chinese Banking Corp. Ltd. (Financials)	462,608
13,467	SATS Ltd. (Industrials)*	25,827
5,641	Sea Ltd. ADR (Communication Services)*	212,271
1,000,740	Seatrium Ltd. (Industrials)*	107,447
13,900	Sembcorp Industries Ltd. (Utilities)	55,065
20,531	Singapore Airlines Ltd. (Industrials)	104,441
12,682	Singapore Exchange Ltd. (Financials)	90,431
23,536	Singapore Technologies Engineering Ltd. (Industrials)	66,399
110,726	Singapore Telecommunications Ltd. (Communication Services)	195,134

Common Stocks – (continued)
Singapore – (continued)
10,085	STMicroelectronics NV (Information Technology)	477,947
27,563	Suntec Real Estate Investment Trust REIT (Real Estate)	24,695
20,732	United Overseas Bank Ltd. (Financials)	436,592
8,144	UOL Group Ltd. (Real Estate)	40,042
4,191	Venture Corp. Ltd. (Information Technology)	40,684

		3,938,739

South Africa – 0.9%
11,895	Absa Group Ltd. (Financials)	114,515
1,651	African Rainbow Minerals Ltd. (Materials)	15,608
863	Anglo American Platinum Ltd. (Materials)	30,130
17,901	Anglo American PLC (Materials)	476,462
5,561	Aspen Pharmacare Holdings Ltd. (Health Care)	50,573
5,178	Bid Corp. Ltd. (Consumer Staples)	116,175
5,260	Bidvest Group Ltd. (The) (Industrials)	79,157
1,511	Capitec Bank Holdings Ltd. (Financials)	126,458
3,750	Clicks Group Ltd. (Consumer Staples)	54,166
8,244	Discovery Ltd. (Financials)*	63,884
3,735	Exxaro Resources Ltd. (Energy)	33,105
77,578	FirstRand Ltd. (Financials)	300,725
13,639	Gold Fields Ltd. (Materials)	174,941
13,368	Impala Platinum Holdings Ltd. (Materials)	68,806
3,262	Investec Ltd. (Financials)	19,095
869	Kumba Iron Ore Ltd. (Materials)	19,063
26,069	MTN Group Ltd. (Communication Services)	165,652
4,793	MultiChoice Group (Communication Services)	19,815
3,269	Naspers Ltd., Class N (Consumer Discretionary)	555,392
6,866	Nedbank Group Ltd. (Financials)	78,255
5,100	Northam Platinum Holdings Ltd. (Materials)*	33,533
75,558	Old Mutual Ltd. (Financials)	50,638
13,102	OUTsurance Group Ltd. (Financials)	27,678
24,782	Pepkor Holdings Ltd. (Consumer Discretionary)(a)	21,333
7,863	Remgro Ltd. (Financials)	65,632
25,495	Sanlam Ltd. (Financials)	91,760
9,009	Sasol Ltd. (Materials)	116,215
7,350	Shoprite Holdings Ltd. (Consumer Staples)	102,411
43,372	Sibanye Stillwater Ltd. (Materials)	65,831
20,941	Standard Bank Group Ltd. (Financials)	213,679
9,182	Vodacom Group Ltd. (Communication Services)	52,304
13,885	Woolworths Holdings Ltd. (Consumer Discretionary)	54,396

		3,457,387

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
South Korea – 3.2%
554	Alteogen, Inc. (Health Care)*	$18,966
451	Amorepacific Corp. (Consumer Staples)	45,689
390	AMOREPACIFIC Group (Consumer Staples)	9,929
120	BGF retail Co. Ltd. (Consumer Staples)	14,199
4,232	BNK Financial Group, Inc. (Financials)	21,836
1,532	Celltrion Healthcare Co. Ltd. (Health Care)	74,992
275	Celltrion Pharm, Inc. (Health Care)*	14,294
1,693	Celltrion, Inc. (Health Care)	184,318
1,059	Cheil Worldwide, Inc. (Communication Services)	15,103
68	Chunbo Co. Ltd. (Materials)	7,748
122	CJ CheilJedang Corp. (Consumer Staples)	27,598
203	CJ Corp. (Industrials)	10,797
159	CJ ENM Co. Ltd. (Communication Services)*	7,001
139	CJ Logistics Corp. (Industrials)	8,297
336	CosmoAM&T Co. Ltd. (Information Technology)*	40,089
838	Coway Co. Ltd. (Consumer Discretionary)	27,389
357	CS Wind Corp. (Industrials)	17,151
3,087	Daewoo Engineering & Construction Co. Ltd. (Industrials)*	10,744
549	DB HiTek Co. Ltd. (Information Technology)	22,222
676	DB Insurance Co. Ltd. (Financials)	41,785
3,098	Delivery Hero SE (Consumer Discretionary)*(a)	113,397
438	DL E&C Co. Ltd. (Industrials)	10,273
497	Dongsuh Cos., Inc. (Consumer Staples)	6,734
759	Doosan Bobcat, Inc. (Industrials)	30,894
108	Doosan Co. Ltd. (Industrials)	9,609
6,655	Doosan Enerbility Co. Ltd. (Industrials)*	91,738
625	Doosan Fuel Cell Co. Ltd. (Industrials)*	11,703
710	Ecopro BM Co. Ltd. (Industrials)	174,311
301	Ecopro Co. Ltd. (Materials)	286,255
292	E-MART, Inc. (Consumer Staples)	16,304
239	F&F Co. Ltd. (Consumer Discretionary)	18,625
679	Fila Holdings Corp. (Consumer Discretionary)	19,470
84	Green Cross Corp. (Health Care)	7,353
994	GS Engineering & Construction Corp. (Industrials)	10,927
693	GS Holdings Corp. (Industrials)	19,688
644	GS Retail Co. Ltd. (Consumer Staples)	11,523
4,471	Hana Financial Group, Inc. (Financials)	133,783
410	Hanjin Kal Corp. (Industrials)	13,788
1,061	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	31,106
97	Hanmi Pharm Co. Ltd. (Health Care)	21,613
300	Hanmi Science Co. Ltd. (Health Care)	8,171
2,482	Hanon Systems (Consumer Discretionary)	17,107
142	Hansol Chemical Co. Ltd. (Materials)	17,351
140	Hanssem Co. Ltd. (Consumer Discretionary)	6,270

Common Stocks – (continued)
South Korea – (continued)
517	Hanwha Aerospace Co. Ltd. (Industrials)	44,669
553	Hanwha Corp. (Industrials)	10,460
4,220	Hanwha Life Insurance Co. Ltd. (Financials)*	8,030
2,296	Hanwha Ocean Co. Ltd. (Industrials)*	66,617
969	Hanwha Systems Co. Ltd. (Industrials)	9,846
651	HD Hyundai Co. Ltd. (Energy)	29,108
296	HD Hyundai Heavy Industries Co. Ltd. (Industrials)*	29,292
1,943	HD Hyundai Infracore Co. Ltd. (Industrials)	15,479
691	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (Industrials)*	64,669
485	Hite Jinro Co. Ltd. (Consumer Staples)	7,122
496	HL Mando Co. Ltd. (Consumer Discretionary)	15,723
1,748	HLB, Inc. (Health Care)*	38,154
3,764	HMM Co. Ltd. (Industrials)	47,443
472	Hotel Shilla Co. Ltd. (Consumer Discretionary)	31,496
95	Hugel, Inc. (Health Care)*	8,079
278	HYBE Co. Ltd. (Communication Services)*	53,108
38	Hyosung Advanced Materials Corp. (Materials)	12,995
37	Hyosung TNC Corp. (Materials)	9,266
103	Hyundai Autoever Corp. (Information Technology)	13,692
208	Hyundai Department Store Co. Ltd. (Consumer Discretionary)	10,921
326	Hyundai Elevator Co. Ltd. (Industrials)	11,099
1,124	Hyundai Engineering & Construction Co. Ltd. (Industrials)	30,189
289	Hyundai Glovis Co. Ltd. (Industrials)	37,717
900	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)	20,598
353	Hyundai Mipo Dockyard Co. Ltd. (Industrials)*	24,303
966	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	168,826
2,100	Hyundai Motor Co. (Consumer Discretionary)	300,443
1,121	Hyundai Rotem Co. Ltd. (Industrials)*	26,080
1,295	Hyundai Steel Co. (Materials)	35,467
3,877	Industrial Bank of Korea (Financials)	31,562
4,681	Kakao Corp. (Communication Services)	170,347
625	Kakao Games Corp. (Communication Services)*	13,453
3,313	KakaoBank Corp. (Financials)	66,047
359	Kakaopay Corp. (Financials)*	12,290
1,774	Kangwon Land, Inc. (Consumer Discretionary)	20,817
5,787	KB Financial Group, Inc. (Financials)	236,865
64	KCC Corp. (Materials)	10,580
200	KEPCO Engineering & Construction Co., Inc. (Industrials)	10,017

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

August 31, 2023

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
336	KEPCO Plant Service & Engineering Co. Ltd. (Industrials)	$8,529
3,831	Kia Corp. (Consumer Discretionary)	232,454
217	KIWOOM Securities Co. Ltd. (Financials)	16,959
1,088	Korea Aerospace Industries Ltd. (Industrials)	41,651
3,981	Korea Electric Power Corp. (Utilities)*	53,672
429	Korea Gas Corp. (Utilities)*	8,147
639	Korea Investment Holdings Co. Ltd. (Financials)	25,139
144	Korea Zinc Co. Ltd. (Materials)	57,415
2,854	Korean Air Lines Co. Ltd. (Industrials)	49,231
444	Krafton, Inc. (Communication Services)*	52,067
1,984	KT Corp. (Communication Services)	49,534
1,740	KT&G Corp. (Consumer Staples)	114,398
255	Kumho Petrochemical Co. Ltd. (Materials)	24,077
385	L&F Co. Ltd. (Information Technology)	62,625
153	LEENO Industrial, Inc. (Information Technology)	19,459
729	LG Chem Ltd. (Materials)	321,549
1,380	LG Corp. (Industrials)	85,718
3,444	LG Display Co. Ltd. (Information Technology)*	34,916
1,669	LG Electronics, Inc. (Consumer Discretionary)	124,378
537	LG Energy Solution Ltd. (Industrials)*	221,016
145	LG H&H Co. Ltd. (Consumer Staples)	50,957
217	LG Innotek Co. Ltd. (Information Technology)	44,328
3,317	LG Uplus Corp. (Communication Services)	26,225
282	Lotte Chemical Corp. (Materials)	29,144
419	Lotte Corp. (Industrials)	7,909
334	Lotte Energy Materials Corp. (Information Technology)	12,306
170	Lotte Shopping Co. Ltd. (Consumer Discretionary)	9,132
265	LS Corp. (Industrials)	21,473
1,621	Meritz Financial Group, Inc. (Financials)*	67,084
3,830	Mirae Asset Securities Co. Ltd. (Financials)	19,299
2,105	NAVER Corp. (Communication Services)	341,610
212	NCSoft Corp. (Communication Services)	40,339
334	Netmarble Corp. (Communication Services)*(a)	10,828
2,041	NH Investment & Securities Co. Ltd. (Financials)	15,905
49	NongShim Co. Ltd. (Consumer Staples)	16,998
88	OCI Co. Ltd. (Materials)*	8,495
196	OCI Holdings Co. Ltd. (Materials)	13,657
344	Orion Corp. (Consumer Staples)	31,700
3,747	Pan Ocean Co. Ltd. (Industrials)	12,644
456	Pearl Abyss Corp. (Communication Services)*	16,663
439	POSCO Future M Co. Ltd. (Industrials)	149,295
1,105	POSCO Holdings, Inc. (Materials)	484,051

Common Stocks – (continued)
South Korea – (continued)
795	Posco International Corp. (Industrials)	47,637
277	S-1 Corp. (Industrials)	11,694
273	Samsung Biologics Co. Ltd. (Health Care)*(a)	152,223
1,251	Samsung C&T Corp. (Industrials)	99,096
363	Samsung Card Co. Ltd. (Financials)	8,225
851	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	87,176
75,338	Samsung Electronics Co. Ltd. (Information Technology)	3,813,211
2,405	Samsung Engineering Co. Ltd. (Industrials)*	61,865
482	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	89,891
10,043	Samsung Heavy Industries Co. Ltd. (Industrials)*	66,941
1,175	Samsung Life Insurance Co. Ltd. (Financials)	60,095
796	Samsung SDI Co. Ltd. (Information Technology)	369,770
563	Samsung SDS Co. Ltd. (Information Technology)	60,485
962	Samsung Securities Co. Ltd. (Financials)	27,184
560	SD Biosensor, Inc. (Health Care)	5,300
519	Seegene, Inc. (Health Care)	8,717
6,984	Shinhan Financial Group Co. Ltd. (Financials)	187,843
109	Shinsegae, Inc. (Consumer Discretionary)	16,741
433	SK Biopharmaceuticals Co. Ltd. (Health Care)*	28,075
368	SK Bioscience Co. Ltd. (Health Care)*	20,436
152	SK Chemicals Co. Ltd. (Materials)	7,233
8,337	SK Hynix, Inc. (Information Technology)	768,259
415	SK IE Technology Co. Ltd. (Materials)*(a)	28,352
821	SK Innovation Co. Ltd. (Energy)*	110,253
1,699	SK Networks Co. Ltd. (Industrials)	9,268
1,533	SK Square Co. Ltd. (Industrials)*	52,308
831	SK Telecom Co. Ltd. (Communication Services)	30,210
553	SK, Inc. (Industrials)	60,457
287	SKC Co. Ltd. (Materials)	19,868
638	S-Oil Corp. (Energy)	35,237
254	Solus Advanced Materials Co. Ltd. (Information Technology)	6,284
65	Soulbrain Co. Ltd. (Materials)	11,188
1,709	SSANGYONG C&E Co. Ltd. (Materials)	7,111
183	Studio Dragon Corp. (Communication Services)*	7,144
283	Wemade Co. Ltd. (Communication Services)	7,729
490	WONIK IPS Co. Ltd. (Information Technology)	11,437
9,585	Woori Financial Group, Inc. (Financials)	86,368
807	Yuhan Corp. (Health Care)	44,448

		13,019,744

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Spain – 1.4%
3,163	ACS Actividades de Construccion y Servicios SA (Industrials)	$111,194
1,140	Aena SME SA (Industrials)(a)	179,408
6,965	Amadeus IT Group SA (Consumer Discretionary)	478,514
92,288	Banco Bilbao Vizcaya Argentaria SA (Financials)	727,798
245,453	Banco Santander SA (Financials)	959,582
58,531	CaixaBank SA (Financials)	237,208
8,826	Cellnex Telecom SA (Communication Services)*(a)	338,149
884	Corp ACCIONA Energias Renovables SA (Utilities)	26,327
4,571	EDP Renovaveis SA (Utilities)	83,868
4,903	Endesa SA (Utilities)	102,066
4,575	Grifols SA (Health Care)*	62,788
90,093	Iberdrola SA (Utilities)	1,071,696
17,127	Industria de Diseno Textil SA (Consumer Discretionary)	657,300
14,165	Mapfre SA (Financials)	29,995
1,936	Naturgy Energy Group SA (Utilities)	56,187
6,262	Redeia Corp. SA (Utilities)	101,981
19,777	Repsol SA (Energy)	305,232
80,086	Telefonica SA (Communication Services)	332,387

		5,861,680

Sweden – 1.8%
2,721	AAK AB (Consumer Staples)	50,494
3,702	AddTech AB, Class B (Industrials)	62,681
4,371	Alfa Laval AB (Industrials)	153,765
15,052	Assa Abloy AB, Class B (Industrials)	339,395
39,245	Atlas Copco AB, Class A (Industrials)	519,508
23,317	Atlas Copco AB, Class B (Industrials)	269,053
1,837	Avanza Bank Holding AB (Financials)	35,566
1,631	Axfood AB (Consumer Staples)	39,427
5,792	Beijer Ref AB (Industrials)	66,543
4,163	Boliden AB (Materials)	110,843
5,871	Castellum AB (Real Estate)	62,732
3,239	Electrolux AB, Class B (Consumer Discretionary)	35,688
5,369	Elekta AB, Class B (Health Care)	38,432
11,139	Embracer Group AB (Communication Services)*(b)	27,009
9,629	Epiroc AB, Class A (Industrials)	185,195
5,845	Epiroc AB, Class B (Industrials)	95,870
6,928	EQT AB (Financials)	139,700
9,341	Essity AB, Class B (Consumer Staples)	218,129
2,770	Evolution AB (Consumer Discretionary)(a)	300,073
3,896	Fabege AB (Real Estate)	33,403
9,909	Fastighets AB Balder, Class B (Real Estate)*	47,509
3,371	Getinge AB, Class B (Health Care)	58,601
9,498	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)	145,273

Common Stocks – (continued)
Sweden – (continued)
29,905	Hexagon AB, Class B (Information Technology)	267,372
1,405	Holmen AB, Class B (Materials)	53,314
5,947	Husqvarna AB, Class B (Industrials)	51,324
2,407	Industrivarden AB, Class A (Financials)	62,802
2,001	Industrivarden AB, Class C (Financials)	52,118
4,140	Indutrade AB (Industrials)	79,663
2,090	Investment AB Latour, Class B (Industrials)	38,069
7,437	Investor AB, Class A (Financials)	142,153
28,119	Investor AB, Class B (Financials)	542,098
3,688	Kinnevik AB, Class B (Financials)*	43,431
697	L E Lundbergforetagen AB, Class B (Financials)	28,377
3,491	Lifco AB, Class B (Industrials)	64,018
22,863	Nibe Industrier AB, Class B (Industrials)	171,589
1,193	Saab AB, Class B (Industrials)	63,039
3,164	Sagax AB, Class B (Real Estate)	65,910
16,223	Sandvik AB (Industrials)	307,277
7,783	Securitas AB, Class B (Industrials)	63,444
24,581	Skandinaviska Enskilda Banken AB, Class A (Financials)	285,434
5,134	Skanska AB, Class B (Industrials)	75,299
5,780	SKF AB, Class B (Industrials)	93,827
3,414	SSAB AB, Class A (Materials)	19,611
9,832	SSAB AB, Class B (Materials)	54,485
9,260	Svenska Cellulosa AB SCA, Class B (Materials)	123,468
22,701	Svenska Handelsbanken AB, Class A (Financials)	189,405
547	Svenska Handelsbanken AB, Class B (Financials)	5,515
2,803	Sweco AB, Class B (Industrials)	27,339
15,447	Swedbank AB, Class A (Financials)	273,887
3,143	Swedish Orphan Biovitrum AB (Health Care)*(b)	60,737
8,567	Tele2 AB, Class B (Communication Services)	60,509
45,111	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	232,066
34,945	Telia Co. AB (Communication Services)	70,561
1,637	Thule Group AB (Consumer Discretionary)(a)	47,436
3,245	Trelleborg AB, Class B (Industrials)	82,504
1,164	Vitrolife AB (Health Care)	15,892
2,944	Volvo AB, Class A (Industrials)	60,332
23,142	Volvo AB, Class B (Industrials)	467,494
7,360	Volvo Car AB, Class B (Consumer Discretionary)*	28,042
5,403	Wallenstam AB, Class B (Real Estate)	19,510

		7,424,240

Switzerland – 3.0%
24,260	ABB Ltd. (Industrials)	925,354
7,621	Alcon, Inc. (Health Care)	637,808

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

August 31, 2023

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
7,811	Cie Financiere Richemont SA, Class A (Consumer Discretionary)	$1,110,741
4,073	DSM-Firmenich AG (Materials)	376,417
512	Geberit AG (Industrials)	265,840
143	Givaudan SA (Materials)	477,287
793	Kuehne + Nagel International AG (Industrials)	238,730
1,149	Lonza Group AG (Health Care)	635,999
30,486	Novartis AG (Health Care)	3,082,598
334	Partners Group Holding AG (Financials)	361,208
306	Schindler Holding AG (Industrials)	64,405
631	Schindler Holding AG Participation Certificates (Industrials)	140,845
2,300	SGS SA (Industrials)	209,311
2,259	Sika AG (Materials)	640,423
1,651	Straumann Holding AG (Health Care)	250,477
436	Swatch Group AG (The) – Bearer (Consumer Discretionary)	122,766
818	Swatch Group AG (The) – Registered (Consumer Discretionary)	43,667
394	Swisscom AG (Communication Services)	239,991
46,199	UBS Group AG (Financials)	1,229,184
2,296	Zurich Insurance Group AG (Financials)	1,078,789

		12,131,840

Taiwan – 4.0%
7,829	Accton Technology Corp. (Information Technology)	117,509
45,397	Acer, Inc. (Information Technology)	52,173
6,678	Advantech Co. Ltd. (Information Technology)	72,135
1,086	Alchip Technologies Ltd. (Information Technology)	84,230
57,134	ASE Technology Holding Co. Ltd. (Information Technology)	211,697
39,836	Asia Cement Corp. (Materials)	49,910
467	ASMedia Technology, Inc. (Information Technology)	14,415
465	ASPEED Technology, Inc. (Information Technology)	39,423
10,879	Asustek Computer, Inc. (Information Technology)	137,497
89,544	AUO Corp. (Information Technology)*	50,049
10,120	Catcher Technology Co. Ltd. (Information Technology)	57,358
160,872	Cathay Financial Holding Co. Ltd. (Financials)*	230,348
23,431	Chailease Holding Co. Ltd. (Financials)	130,595
91,185	Chang Hwa Commercial Bank Ltd. (Financials)	49,534
33,530	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	41,746
9,289	Chicony Electronics Co. Ltd. (Information Technology)	30,189
44,283	China Airlines Ltd. (Industrials)	31,426

Common Stocks – (continued)
Taiwan – (continued)
251,490	China Development Financial Holding Corp. (Financials)*	93,579
188,741	China Steel Corp. (Materials)	157,055
6,243	Chroma ATE, Inc. (Information Technology)	54,890
58,932	Chunghwa Telecom Co. Ltd. (Communication Services)	214,658
61,770	Compal Electronics, Inc. (Information Technology)	61,874
281,896	CTBC Financial Holding Co. Ltd. (Financials)	211,113
29,787	Delta Electronics, Inc. (Information Technology)	323,624
13,975	E Ink Holdings, Inc. (Information Technology)	80,085
3,497	Eclat Textile Co. Ltd. (Consumer Discretionary)	55,892
952	eMemory Technology, Inc. (Information Technology)	54,257
216,743	E.Sun Financial Holding Co. Ltd. (Financials)	166,403
39,492	Eva Airways Corp. (Industrials)	39,062
15,586	Evergreen Marine Corp. Taiwan Ltd. (Industrials)	52,122
46,363	Far Eastern New Century Corp. (Industrials)	40,982
24,755	Far EasTone Telecommunications Co. Ltd. (Communication Services)	54,879
7,428	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	39,185
167,789	First Financial Holding Co. Ltd. (Financials)	138,566
68,785	Formosa Chemicals & Fibre Corp. (Materials)	133,913
21,497	Formosa Petrochemical Corp. (Energy)	53,529
83,957	Formosa Plastics Corp. (Materials)	209,586
1,526	Formosa Sumco Technology Corp. (Information Technology)	6,900
12,911	Formosa Taffeta Co. Ltd. (Consumer Discretionary)	10,338
15,283	Foxconn Technology Co. Ltd. (Information Technology)	26,730
124,362	Fubon Financial Holding Co. Ltd. (Financials)	248,361
4,976	Giant Manufacturing Co. Ltd. (Consumer Discretionary)	30,625
1,353	Global Unichip Corp. (Information Technology)	62,028
3,270	Globalwafers Co. Ltd. (Information Technology)	47,130
24,858	Highwealth Construction Corp. (Real Estate)	33,564
4,299	Hiwin Technologies Corp. (Industrials)	27,673
185,099	Hon Hai Precision Industry Co. Ltd. (Information Technology)	619,002

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
4,961	Hotai Motor Co. Ltd. (Consumer Discretionary)	$105,774
154,472	Hua Nan Financial Holdings Co. Ltd. (Financials)	99,436
131,592	Innolux Corp. (Information Technology)*	59,708
48,626	Inventec Corp. (Information Technology)	86,116
1,477	Largan Precision Co. Ltd. (Information Technology)	95,076
34,491	Lite-On Technology Corp. (Information Technology)	148,376
1,386	Lotes Co. Ltd. (Information Technology)	37,646
27,033	Macronix International Co. Ltd. (Information Technology)	28,606
23,323	MediaTek, Inc. (Information Technology)	516,312
167,162	Mega Financial Holding Co. Ltd. (Financials)	188,439
3,381	Merida Industry Co. Ltd. (Consumer Discretionary)	20,490
11,033	Micro-Star International Co. Ltd. (Information Technology)	55,258
1,215	momo.com, Inc. (Consumer Discretionary)	19,839
86,916	Nan Ya Plastics Corp. (Materials)	180,401
3,309	Nan Ya Printed Circuit Board Corp. (Information Technology)	25,093
17,945	Nanya Technology Corp. (Information Technology)	37,528
2,925	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	27,462
8,778	Novatek Microelectronics Corp. (Information Technology)	110,116
4,789	Oneness Biotech Co. Ltd. (Health Care)	29,850
30,028	Pegatron Corp. (Information Technology)	73,546
3,843	PharmaEssentia Corp. (Health Care)*	43,140
2,567	Phison Electronics Corp. (Information Technology)	34,136
4,650	Polaris Group (Health Care)*	12,616
35,650	Pou Chen Corp. (Consumer Discretionary)	32,016
46,755	Powerchip Semiconductor Manufacturing Corp. (Information Technology)	40,888
10,294	Powertech Technology, Inc. (Information Technology)	32,227
8,523	President Chain Store Corp. (Consumer Staples)	71,590
36,620	Quanta Computer, Inc. (Information Technology)	291,497
7,039	Realtek Semiconductor Corp. (Information Technology)	92,390

Common Stocks – (continued)
Taiwan – (continued)
29,320	Ruentex Development Co. Ltd. (Real Estate)*	33,927
10,943	Ruentex Industries Ltd. (Consumer Discretionary)*	21,407
70,450	Shanghai Commercial & Savings Bank Ltd. (The) (Financials)	94,239
206,788	Shin Kong Financial Holding Co. Ltd. (Financials)*	61,491
491	Silicon Motion Technology Corp. ADR (Information Technology)*	26,666
8,234	Sino-American Silicon Products, Inc. (Information Technology)	40,464
167,117	SinoPac Financial Holdings Co. Ltd. (Financials)	89,734
19,559	Synnex Technology International Corp. (Information Technology)	37,525
35,216	TA Chen Stainless Pipe (Materials)	40,141
176,942	Taishin Financial Holding Co. Ltd. (Financials)	98,898
96,118	Taiwan Business Bank (Financials)	40,292
96,209	Taiwan Cement Corp. (Materials)	105,585
156,393	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	128,910
10,411	Taiwan Fertilizer Co. Ltd. (Materials)	19,484
32,236	Taiwan High Speed Rail Corp. (Industrials)	30,114
26,735	Taiwan Mobile Co. Ltd. (Communication Services)	78,241
371,184	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	6,398,820
31,592	Tatung Co. Ltd. (Industrials)*	50,196
26,968	Teco Electric and Machinery Co. Ltd. (Industrials)	42,256
7,601	Tripod Technology Corp. (Information Technology)	45,110
20,230	Unimicron Technology Corp. (Information Technology)	117,836
73,383	Uni-President Enterprises Corp. (Consumer Staples)	162,912
178,902	United Microelectronics Corp. (Information Technology)	255,602
13,890	Vanguard International Semiconductor Corp. (Information Technology)	29,789
1,517	VisEra Technologies Co. Ltd. (Information Technology)	10,122
1,096	Voltronic Power Technology Corp. (Industrials)	49,902
39,487	Walsin Lihwa Corp. (Industrials)	47,117
5,919	Walsin Technology Corp. (Information Technology)	18,326
21,750	Wan Hai Lines Ltd. (Industrials)	30,938
5,424	Win Semiconductors Corp. (Information Technology)	23,163
42,018	Winbond Electronics Corp. (Information Technology)*	34,766

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

August 31, 2023

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
41,804	Wistron Corp. (Information Technology)	$153,583
1,448	Wiwynn Corp. (Information Technology)	70,930
24,358	WPG Holdings Ltd. (Information Technology)	41,991
6,035	Yageo Corp. (Information Technology)	91,909
27,066	Yang Ming Marine Transport Corp. (Industrials)	35,908
171,381	Yuanta Financial Holding Co. Ltd. (Financials)	131,308
5,466	Yulon Finance Corp. (Financials)	30,551
9,386	Yulon Motor Co. Ltd. (Consumer Discretionary)	24,580
9,873	Zhen Ding Technology Holding Ltd. (Information Technology)	29,979

		16,218,123

Thailand – 0.5%
16,711	Advanced Info Service PCL NVDR (Communication Services)	103,079
66,445	Airports of Thailand PCL NVDR (Industrials)*	137,567
124,045	Asset World Corp. PCL NVDR (Consumer Discretionary)	15,445
15,856	B Grimm Power PCL NVDR (Utilities)	15,395
15,646	Bangkok Bank PCL NVDR (Financials)	75,733
25,666	Bangkok Commercial Asset Management PCL NVDR (Financials)	8,722
94,540	Bangkok Dusit Medical Services PCL NVDR (Health Care)	75,594
120,770	Bangkok Expressway & Metro PCL NVDR (Industrials)	29,833
4,045	Bangkok Life Assurance PCL NVDR (Financials)	2,830
64,888	Banpu PCL NVDR (Energy)	15,936
15,885	Berli Jucker PCL NVDR (Consumer Staples)	15,310
122,058	BTS Group Holdings PCL NVDR (Industrials)	25,619
8,008	Bumrungrad Hospital PCL NVDR (Health Care)	59,230
4,977	Carabao Group PCL NVDR (Consumer Staples)	12,223
25,869	Central Pattana PCL NVDR (Real Estate)	50,789
9,172	Central Plaza Hotel PCL NVDR (Consumer Discretionary)*	12,507
50,132	Central Retail Corp. PCL NVDR (Consumer Discretionary)	59,055
60,306	Charoen Pokphand Foods PCL NVDR (Consumer Staples)	35,649
13,188	Com7 PCL NVDR (Consumer Discretionary)	12,146
84,138	CP ALL PCL NVDR (Consumer Staples)	156,779

Common Stocks – (continued)
Thailand – (continued)
22,202	CP Axtra PCL NVDR (Consumer Staples)	22,983
5,778	Delta Electronics Thailand PCL NVDR (Information Technology)	17,903
3,758	Electricity Generating PCL NVDR (Utilities)	14,327
24,290	Energy Absolute PCL NVDR (Utilities)	43,874
10,826	Global Power Synergy PCL NVDR (Utilities)	16,308
73,686	Gulf Energy Development PCL NVDR (Utilities)	101,005
75,452	Home Product Center PCL NVDR (Consumer Discretionary)	29,519
26,490	Indorama Ventures PCL NVDR (Materials)	21,938
14,116	Intouch Holdings PCL NVDR (Communication Services)	29,326
164,582	IRPC PCL NVDR (Energy)	10,998
9,836	JMT Network Services PCL NVDR (Financials)	13,061
22,578	Kasikornbank PCL NVDR (Financials)	84,142
9,823	KCE Electronics PCL NVDR (Information Technology)	14,306
73,476	Krung Thai Bank PCL NVDR (Financials)	40,497
14,384	Krungthai Card PCL NVDR (Financials)	19,922
88,954	Land & Houses PCL NVDR (Real Estate)	21,084
47,804	Minor International PCL NVDR (Consumer Discretionary)	45,391
10,695	Muangthai Capital PCL NVDR (Financials)	12,446
19,603	Ngern Tid Lor PCL NVDR (Financials)	13,211
25,203	Osotspa PCL NVDR (Consumer Staples)	21,592
162,700	PSG Corp. PCL NVDR (Industrials)*	4,646
21,366	PTT Exploration & Production PCL NVDR (Energy)	96,709
30,216	PTT Global Chemical PCL NVDR (Materials)	32,142
42,851	PTT Oil & Retail Business PCL NVDR (Consumer Discretionary)	24,964
151,024	PTT PCL NVDR (Energy)	149,870
10,511	Ratch Group PCL NVDR (Utilities)	10,656
16,260	SCB X PCL NVDR (Financials)	54,792
18,559	SCG Packaging PCL NVDR (Materials)	21,730
6,358	Siam Cement PCL (The) NVDR (Materials)	56,830
25,813	Siam Global House PCL NVDR (Consumer Discretionary)	13,858
12,477	Srisawad Corp. PCL NVDR (Financials)	18,172
133,357	Thai Beverage PCL (Consumer Staples)	56,285
38,656	Thai Life Insurance PCL NVDR (Financials)	13,026
18,009	Thai Oil PCL NVDR (Energy)	26,486

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
39,121	Thai Union Group PCL NVDR (Consumer Staples)	$15,976
5,598	Thonburi Healthcare Group PCL NVDR (Health Care)	10,471
7,296	Tisco Financial Group PCL NVDR (Financials)	21,460
613,328	TMBThanachart Bank PCL NVDR (Financials)	29,951
7,870	TOA Paint Thailand PCL NVDR (Materials)	5,956
156,417	True Corp. PCL NVDR (Communication Services)	30,821
67,652	VGI PCL NVDR (Communication Services)	5,719

		2,213,794

Turkey – 0.3%
1,668	AG Anadolu Grubu Holding AS (Industrials)	12,965
10,220	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (Utilities)*	5,367
47,766	Akbank TAS (Financials)	51,569
1,955	Aksa Akrilik Kimya Sanayii AS (Consumer Discretionary)	5,885
2,852	Aksa Enerji Uretim AS (Utilities)	4,275
1,983	Alarko Holding AS (Industrials)	9,559
3,025	Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples)	12,244
236	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C (Industrials)	2,106
2,776	Arcelik AS (Consumer Discretionary)*	16,953
18,242	Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials)	26,360
3,256	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS (Industrials)	17,588
1,724	Aydem Yenilenebilir Enerji AS (Utilities)*	1,193
989	Aygaz AS (Utilities)	4,482
1,658	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS (Utilities)	1,179
9,301	Bera Holding AS (Industrials)*	4,707
6,879	BIM Birlesik Magazalar AS (Consumer Staples)	65,080
370	Borusan Mannesmann Boru Sanayi ve Ticaret AS (Materials)*	10,549
81	Borusan Yatirim ve Pazarlama AS (Financials)	6,068
604	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (Consumer Discretionary)	1,653
2,879	Can2 Termik AS (Utilities)*	2,017
38	Celebi Hava Servisi AS (Industrials)	1,239
762	Cimsa Cimento Sanayi VE Ticaret AS (Materials)	6,120
1,114	Coca-Cola Icecek AS (Consumer Staples)	16,427

Common Stocks – (continued)
Turkey – (continued)
445	CW Enerji Muhendislik Ticaret VE Sanayi AS (Industrials)*	5,691
552	Deva Holding AS (Health Care)	1,857
16,767	Dogan Sirketler Grubu Holding AS (Consumer Discretionary)	8,906
679	Dogu Aras Enerji Yatirimlari AS (Utilities)	1,303
844	Dogus Otomotiv Servis ve Ticaret AS (Consumer Discretionary)	9,036
300	Eczacibasi Yatirim Holding Ortakligi AS (Industrials)	2,431
17	EGE Endustri VE Ticaret AS (Consumer Discretionary)	4,585
1,995	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (Consumer Staples)	3,757
29,842	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)	9,616
3,662	Enerjisa Enerji AS (Utilities)(a)	7,040
25,026	Enka Insaat ve Sanayi AS (Industrials)	30,793
22,044	Eregli Demir ve Celik Fabrikalari TAS (Materials)*	35,575
930	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (Industrials)*	6,943
973	Ford Otomotiv Sanayi AS (Consumer Discretionary)	31,489
1,247	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS (Health Care)	3,041
1,815	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS (Industrials)*	6,318
777	Gubre Fabrikalari TAS (Materials)*	10,411
20,509	Haci Omer Sabanci Holding AS (Financials)	46,007
16,153	Hektas Ticaret TAS (Materials)*	15,549
291	Investco Holding AS (Financials)*	3,428
6,082	Is Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	4,346
7,968	Is Yatirim Menkul Degerler AS (Financials)	12,709
7,187	Izmir Demir Celik Sanayi AS (Materials)*	2,184
287	Jantsa Jant Sanayi Ve Ticaret AS (Industrials)	1,498
12,094	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Materials)	11,342
2,914	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (Materials)	2,613
1,509	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (Materials)	1,278
254	Kartonsan Karton Sanayi ve Ticaret AS (Materials)	802
3,777	Kiler Holding AS (Industrials)*	3,162
1,163	Kizilbuk Gayrimenkul Yatirim Ortakligi AS (Real Estate)*	980
16,879	KOC Holding AS (Industrials)	89,785

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

August 31, 2023

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
14	Konya Cimento Sanayii AS (Materials)*	$3,082
871	Kordsa Teknik Tekstil AS (Consumer Discretionary)	2,674
14,895	Koza Altin Isletmeleri AS (Materials)	15,902
2,873	Koza Anadolu Metal Madencilik Isletmeleri AS (Materials)*	7,065
1,029	Logo Yazilim Sanayi Ve Ticaret AS (Information Technology)	2,862
1,534	Margun Enerji Uretim Sanayi VE Ticaret AS (Utilities)	2,987
1,381	Migros Ticaret AS (Consumer Staples)	17,971
1,386	MLP Saglik Hizmetleri AS (Health Care)*(a)	6,603
921	Nuh Cimento Sanayi AS (Materials)	6,564
17,176	ODAS Elektrik Uretim ve Sanayi Ticaret AS (Utilities)*	8,479
568	Otokar Otomotiv Ve Savunma Sanayi A.S. (Industrials)*	7,649
4,811	Oyak Cimento Fabrikalari AS (Materials)*	11,442
646	Pegasus Hava Tasimaciligi AS (Industrials)*	21,202
965	Penta Teknoloji Urunleri Dagitim Ticaret AS (Information Technology)*	835
19,251	Petkim Petrokimya Holding AS (Materials)*	14,761
12,258	Qua Granite Hayal (Industrials)*	3,196
5,453	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS (Industrials)	7,708
18,659	Sasa Polyester Sanayi AS (Materials)*	36,922
1,436	Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (Health Care)	3,184
4,258	Sok Marketler Ticaret AS (Consumer Staples)	9,927
2,750	TAV Havalimanlari Holding AS (Industrials)*	12,658
2,853	Tekfen Holding AS (Industrials)	5,105
1,904	Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary)	19,277
2,349	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)	2,247
10,886	Turk Hava Yollari AO (Industrials)*	100,049
547	Turk Prysmian Kablo ve Sistemleri AS (Industrials)	711
7,226	Turk Telekomunikasyon AS (Communication Services)*	6,961
388	Turk Traktor ve Ziraat Makineleri AS (Industrials)	13,248
18,418	Turkcell Iletisim Hizmetleri AS (Communication Services)*	38,553
9,478	Turkiye Halk Bankasi AS (Financials)*	4,743
53,634	Turkiye Is Bankasi AS, Class C (Financials)	42,372
14,116	Turkiye Petrol Rafinerileri AS (Energy)	74,717
3,167	Turkiye Sigorta AS (Financials)*	3,208

Common Stocks – (continued)
Turkey – (continued)
19,069	Turkiye Sinai Kalkinma Bankasi AS (Financials)*	5,086
20,351	Turkiye Sise ve Cam Fabrikalari AS (Industrials)	39,125
16,083	Turkiye Vakiflar Bankasi TAO, Class D (Financials)*	8,193
396	Verusa Holding AS (Financials)	2,473
4,800	Vestel Beyaz Esya Sanayi ve Ticaret AS (Consumer Discretionary)	3,265
2,031	Vestel Elektronik Sanayi ve Ticaret AS (Consumer Discretionary)*	5,242
41,941	Yapi ve Kredi Bankasi AS (Financials)	25,016
2,530	Yayla Agro Gida Sanayi VE Nakliyat AS (Consumer Staples)	2,259
21,842	Zorlu Enerji Elektrik Uretim AS (Utilities)*	3,974

		1,269,557

United Arab Emirates – 0.6%
45,164	Abu Dhabi Commercial Bank PJSC (Financials)	106,115
22,525	Abu Dhabi Islamic Bank PJSC (Financials)	63,901
46,645	Abu Dhabi National Energy Co. PJSC (Utilities)	43,685
44,574	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)	46,236
27,288	ADNOC Drilling Co. PJSC (Energy)	30,460
118,994	Adnoc Gas PLC (Energy)*	111,444
56,635	Aldar Properties PJSC (Real Estate)	81,104
21,489	Alpha Dhabi Holding PJSC (Industrials)*	117,594
46,600	Borouge PLC (Materials)	34,636
139,534	Dubai Electricity & Water Authority PJSC (Utilities)	96,871
44,904	Dubai Islamic Bank PJSC (Financials)	68,951
96,297	Emaar Properties PJSC (Real Estate)	185,093
38,109	Emirates NBD Bank PJSC (Financials)	169,636
53,933	Emirates Telecommunications Group Co. PJSC (Communication Services)	291,319
68,513	First Abu Dhabi Bank PJSC (Financials)	255,172
5,552	International Holding Co. PJSC (Industrials)*	618,224

		2,320,441

United Kingdom – 6.7%
14,620	3i Group PLC (Financials)	369,311
30,322	abrdn PLC (Financials)	63,436
2,959	Admiral Group PLC (Financials)	93,363
4,605	Allfunds Group PLC (Financials)	27,339
6,783	Ashtead Group PLC (Industrials)	474,792
5,362	Associated British Foods PLC (Consumer Staples)	135,380
23,224	AstraZeneca PLC (Health Care)	3,137,647

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
14,128	Auto Trader Group PLC (Communication Services)(a)	$108,560
42,414	Aviva PLC (Financials)	201,651
14,448	B&M European Value Retail SA (Consumer Discretionary)	105,746
47,262	BAE Systems PLC (Industrials)	603,372
240,935	Barclays PLC (Financials)	449,892
15,081	Barratt Developments PLC (Consumer Discretionary)	86,625
1,621	Berkeley Group Holdings PLC (Consumer Discretionary)	83,415
242,002	BP PLC (Energy)	1,494,934
31,785	British American Tobacco PLC (Consumer Staples)	1,056,248
13,919	British Land Co. PLC (The) REIT (Real Estate)	57,075
97,705	BT Group PLC (Communication Services)	143,121
5,208	Bunzl PLC (Industrials)	186,761
5,866	Burberry Group PLC (Consumer Discretionary)	162,339
41,168	CK Hutchison Holdings Ltd. (Industrials)	224,431
14,834	CNH Industrial NV (Industrials)	205,759
3,145	Coca-Cola Europacific Partners PLC (Consumer Staples)	201,626
26,866	Compass Group PLC (Consumer Discretionary)	678,483
25,574	ConvaTec Group PLC (Health Care)(a)	75,312
2,160	Croda International PLC (Materials)	151,140
1,531	DCC PLC (Industrials)	83,944
34,816	Diageo PLC (Consumer Staples)	1,430,939
21,385	Dowlais Group PLC (Consumer Discretionary)*	30,783
20,682	DS Smith PLC (Materials)	81,845
9,893	Entain PLC (Consumer Discretionary)	145,103
5,849	Halma PLC (Information Technology)	158,904
5,478	Hargreaves Lansdown PLC (Financials)	52,838
307,152	HSBC Holdings PLC (Financials)	2,269,471
13,390	Imperial Brands PLC (Consumer Staples)	303,627
21,702	Informa PLC (Communication Services)	200,968
2,521	InterContinental Hotels Group PLC (Consumer Discretionary)	190,200
4,483	Intermediate Capital Group PLC (Financials)	76,831
28,877	International Consolidated Airlines Group SA ADR (Industrials)*	116,952
2,495	Intertek Group PLC (Industrials)	130,888
27,229	J Sainsbury PLC (Consumer Staples)	93,193
38,713	JD Sports Fashion PLC (Consumer Discretionary)	71,253
2,826	Johnson Matthey PLC (Materials)	58,370
29,708	Kingfisher PLC (Consumer Discretionary)	88,088

Common Stocks – (continued)
United Kingdom – (continued)
10,432	Land Securities Group PLC REIT (Real Estate)	79,657
92,033	Legal & General Group PLC (Financials)	255,047
2,563	Liberty Global PLC, Class A (Communication Services)*	47,262
3,697	Liberty Global PLC, Class C (Communication Services)*	73,348
996,792	Lloyds Banking Group PLC (Financials)	534,980
5,578	London Stock Exchange Group PLC (Financials)	578,035
34,557	M&G PLC (Financials)	83,637
20,738	Melrose Industries PLC (Industrials)	134,702
57,065	National Grid PLC (Utilities)	716,013
69,747	NatWest Group PLC (Financials)	203,627
1,855	Next PLC (Consumer Discretionary)	164,257
9,139	Ocado Group PLC (Consumer Staples)*	100,936
11,088	Pearson PLC (Consumer Discretionary)	117,881
4,951	Persimmon PLC (Consumer Discretionary)	66,877
11,596	Phoenix Group Holdings PLC (Financials)	76,555
11,087	Reckitt Benckiser Group PLC (Consumer Staples)	801,068
29,269	RELX PLC (Industrials)	956,135
38,857	Rentokil Initial PLC (Industrials)	296,312
12,610	Rightmove PLC (Communication Services)	89,481
130,476	Rolls-Royce Holdings PLC (Industrials)*	367,535
15,814	Sage Group PLC (The) (Information Technology)	194,576
13,642	Schroders PLC (Financials)	71,186
18,959	Segro PLC REIT (Real Estate)	177,152
3,905	Severn Trent PLC (Utilities)	118,757
13,539	Smith & Nephew PLC (Health Care)	183,569
5,427	Smiths Group PLC (Industrials)	112,780
1,139	Spirax-Sarco Engineering PLC (Industrials)	146,277
16,894	SSE PLC (Utilities)	348,189
8,484	St James’s Place PLC (Financials)	95,121
36,448	Standard Chartered PLC (Financials)	328,653
54,710	Taylor Wimpey PLC (Consumer Discretionary)	79,239
111,532	Tesco PLC (Consumer Staples)	375,508
38,641	Unilever PLC (Consumer Staples)	1,979,124
10,571	United Utilities Group PLC (Utilities)	126,851
377,666	Vodafone Group PLC (Communication Services)	350,354
4,022	Weir Group PLC (The) (Industrials)	93,495
3,073	Whitbread PLC (Consumer Discretionary)	133,952
9,085	Wise PLC, Class A (Financials)*	73,700
16,638	WPP PLC (Communication Services)	161,453

		27,055,236

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

August 31, 2023

Shares	Description	Value

Common Stocks – (continued)
United States – 4.5%
538	BRP, Inc. (Consumer Discretionary)	$41,089
7,437	CSL Ltd. (Health Care)	1,317,478
625	CyberArk Software Ltd. (Information Technology)*	103,775
14,246	Experian PLC (Industrials)	498,592
7,304	Ferrovial SE (Industrials)	231,876
483	Fiverr International Ltd. (Industrials)*	13,596
63,452	GSK PLC (Health Care)	1,116,641
78,815	Haleon PLC (Consumer Staples)	322,082
7,944	Holcim AG (Materials)*	526,692
1,261	ICON PLC (Health Care)*	327,784
1,112	Inmode Ltd. (Health Care)*	43,468
6,824	James Hardie Industries PLC CDI (Materials)*	205,642
10,439	JBS SA (Consumer Staples)	38,796
312	Monday.com Ltd. (Information Technology)*	55,361
41,333	Nestle SA (Consumer Staples)	4,979,147
1,176	Parade Technologies Ltd. (Information Technology)	33,161
445	Roche Holding AG (Health Care)	139,155
10,889	Roche Holding AG (Health Care)	3,209,065
17,140	Sanofi (Health Care)	1,834,991
8,346	Schneider Electric SE (Industrials)	1,436,471
33,856	Stellantis NV (Consumer Discretionary)	631,143
4,477	Swiss Re AG (Financials)	435,408
7,224	Tenaris SA (Energy)	115,727
3,980	Waste Connections, Inc. (Industrials)	544,924

		18,202,064

Zambia – 0.1%
8,604	First Quantum Minerals Ltd. (Materials)	230,848

TOTAL COMMON STOCKS
(Cost $290,518,679)		$371,518,447

Shares	Description	Rate	Value

Preferred Stocks – 0.8%
Brazil – 0.4%
80,500	Banco Bradesco SA (Financials)	6.74%	$243,079
2,936	Braskem SA, Class A (Materials)*	0.00	13,189
3,767	Centrais Eletricas Brasileiras SA, Class B (Utilities)	3.86	29,476
22,299	Cia Energetica de Minas Gerais (Utilities)	9.16	55,534
17,732	Gerdau SA (Materials)	14.91	92,583
75,076	Itau Unibanco Holding SA (Financials)	4.47	415,947
78,727	Itausa SA (Financials)	6.42	146,929
70,800	Petroleo Brasileiro SA (Energy)	11.38	456,751
18,651	Raizen SA (Energy)	6.44	13,675

			1,467,163

Preferred Stocks – (continued)
Chile – 0.0%
2,132	Sociedad Quimica y Minera de Chile SA, Class B (Industrials)	14.38%	$131,407

Colombia – 0.0%
7,010	Bancolombia SA (Financials)	12.24	46,556

Germany – 0.3%
914	Bayerische Motoren Werke AG (Consumer Discretionary)	9.84	88,041
1,766	Dr. Ing hc F Porsche AG (Consumer Discretionary)(a)	1.03	195,219
2,556	Henkel AG & Co. KGaA (Consumer Staples)	2.60	196,188
2,374	Porsche Automobil Holding SE (Consumer Discretionary)	5.27	127,723
381	Sartorius AG (Health Care)	0.39	156,062
2,838	Volkswagen AG (Consumer Discretionary)	25.69	348,189

			1,111,422

South Korea – 0.1%
534	Hyundai Motor Co. (Consumer Discretionary)	7.34	42,057
337	Hyundai Motor Co. (Consumer Discretionary)	7.42	25,955
119	LG Chem Ltd. (Materials)	2.99	30,746
266	LG Electronics, Inc. (Consumer Discretionary)	1.58	9,429
32	LG H&H Co. Ltd. (Consumer Staples)	2.07	4,629
12,741	Samsung Electronics Co. Ltd. (Information Technology)	2.54	520,533
22	Samsung SDI Co. Ltd. (Information Technology)	0.37	4,993

			638,342

Spain – 0.0%
4,053	Grifols SA, Class B (Health Care)*	0.00	38,513

TOTAL PREFERRED STOCKS
(Cost $3,435,036)			$3,433,403

Units	Description	Expiration Month	Value

Rights – 0.0%
Canada – 0.0%
309	Constellation Software, Inc.*	10/23	$171

Sweden – 0.0%
3,143	Swedish Orphan Biovitrum AB*	09/23	2,839

TOTAL RIGHTS
(Cost $0)			$3,010

Warrant – 0.0%
Canada – 0.0%
309	Constellation Software, Inc. (Information Technology)*
(Cost $0)		08/28	$—

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Shares	Description	Value

Exchange-Traded Funds – 7.0%
United States – 7.0%
67,321	iShares MSCI Malaysia ETF	$1,419,127
205,000	Vanguard FTSE All-World ex-US ETF, Class U	11,065,900
342,000	Vanguard FTSE Developed Markets ETF	15,646,500

TOTAL EXCHANGE-TRADED FUNDS
(Cost $23,954,203)		$28,131,527

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $317,907,918)		$403,086,387

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
143,099	5.234%	$143,099
(Cost $143,099)

TOTAL INVESTMENTS – 99.6%
(Cost $318,051,017)		$403,229,486

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		1,612,242

NET ASSETS – 100.0%		$404,841,728

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
CVA	—Dutch Certification
NVDR	—Non-Voting Depository Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SDR	—Swedish Depositary Receipt

Sector Name	% of Market Value
Financials	18.6%
Industrials	12.9
Consumer Discretionary	11.1
Information Technology	10.8
Health Care	8.9
Consumer Staples	7.8
Materials	7.4
Exchange-Traded Fund	7.0
Communication Services	5.4
Energy	5.3
Utilities	2.9
Real Estate	1.9
Securities Lending Reinvestment Vehicle	0.0

TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments

August 31, 2023

Shares	Description	Value

Common Stocks – 99.7%
Communication Services – 8.4%
24,447	Activision Blizzard, Inc.	$2,248,880
199,695	Alphabet, Inc., Class A*	27,192,468
171,671	Alphabet, Inc., Class C*	23,579,012
1,972	AMC Entertainment Holdings, Inc., Class A*(a)	24,743
240,204	AT&T, Inc.	3,552,617
215	Atlanta Braves Holdings, Inc., Class C*	7,921
150	Cable One, Inc.	97,586
3,373	Charter Communications, Inc., Class A*	1,477,779
138,525	Comcast Corp., Class A	6,477,429
8,321	DISH Network Corp., Class A*	49,926
9,134	Electronic Arts, Inc.	1,095,897
2,569	Endeavor Group Holdings, Inc., Class A*	56,235
8,886	Fox Corp., Class A	293,771
4,346	Fox Corp., Class B	132,640
7,361	Frontier Communications Parent, Inc.*	117,923
2,521	IAC, Inc.*	139,487
12,903	Interpublic Group of Cos., Inc. (The)	420,767
3,837	Iridium Communications, Inc.	187,821
557	Liberty Broadband Corp., Class A*	52,158
3,877	Liberty Broadband Corp., Class C*	362,732
765	Liberty Media Corp.-Liberty Formula One, Class A*	46,397
6,710	Liberty Media Corp.-Liberty Formula One, Class C*	461,581
651	Liberty Media Corp.-Liberty Live, Class A*	21,685
1,565	Liberty Media Corp.-Liberty Live, Class C*	52,662
5,117	Liberty Media Corp.-Liberty SiriusXM*	125,060
2,472	Liberty Media Corp.-Liberty SiriusXM, Class A*	59,402
4,904	Live Nation Entertainment, Inc.*	414,535
9,321	Match Group, Inc.*	436,875
74,019	Meta Platforms, Inc., Class A*	21,901,482
14,584	Netflix, Inc.*	6,324,789
5,379	New York Times Co. (The), Class A	238,128
12,719	News Corp., Class A	273,331
3,532	News Corp., Class B	77,704
1,144	Nexstar Media Group, Inc.	186,243
6,643	Omnicom Group, Inc.	538,149
16,366	Paramount Global, Class B	246,963
18,137	Pinterest, Inc., Class A*	498,586
1,564	Playtika Holding Corp.*	15,265
11,930	ROBLOX Corp., Class A*	337,500
4,136	Roku, Inc.*	335,843
21,419	Sirius XM Holdings, Inc.(a)	94,244
33,172	Snap, Inc., Class A*	343,330
4,521	Spotify Technology SA*	696,098
5,635	Take-Two Interactive Software, Inc.*	801,297
18,556	T-Mobile US, Inc.*	2,528,255
14,825	Trade Desk, Inc. (The), Class A*	1,186,445

Common Stocks – (continued)
Communication Services – (continued)
141,297	Verizon Communications, Inc.	4,942,569
61,416	Walt Disney Co. (The)*	5,139,291
75,021	Warner Bros Discovery, Inc.*	985,776
4,188	Warner Music Group Corp., Class A	139,460
1,420	World Wrestling Entertainment, Inc., Class A	137,101
1,564	Ziff Davis, Inc.*	104,241
9,526	ZoomInfo Technologies, Inc.*	171,659

		117,429,738

Consumer Discretionary – 11.0%
7,554	ADT, Inc.	48,497
1,987	Advance Auto Parts, Inc.	136,745
13,491	Airbnb, Inc., Class A*	1,774,741
302,491	Amazon.com, Inc.*	41,746,783
9,478	Aptiv PLC*	961,543
8,708	Aramark	323,763
721	Asbury Automotive Group, Inc.*	165,830
2,566	Autoliv, Inc. (Sweden)	250,442
930	AutoNation, Inc.*	146,094
608	AutoZone, Inc.*	1,539,049
7,645	Bath & Body Works, Inc.	281,871
6,534	Best Buy Co., Inc.	499,524
1,240	Booking Holdings, Inc.*	3,850,237
7,831	BorgWarner, Inc.	319,113
2,540	Boyd Gaming Corp.	169,850
1,924	Bright Horizons Family Solutions, Inc.*	181,664
2,339	Brunswick Corp.	185,062
2,177	Burlington Stores, Inc.*	353,240
6,916	Caesars Entertainment, Inc.*	382,178
3,842	Capri Holdings Ltd.*	201,667
5,306	CarMax, Inc.*	433,394
33,457	Carnival Corp.*	529,290
3,853	Chewy, Inc., Class A*	92,395
921	Chipotle Mexican Grill, Inc.*	1,774,435
1,027	Choice Hotels International, Inc.	130,326
2,251	Churchill Downs, Inc.	282,005
1,175	Columbia Sportswear Co.	86,175
36,697	Coupang, Inc. (South Korea)*	696,509
2,039	Crocs, Inc.*	198,476
4,050	Darden Restaurants, Inc.	629,816
870	Deckers Outdoor Corp.*	460,308
2,025	Dick’s Sporting Goods, Inc.	235,589
277	Dillard’s, Inc., Class A	95,598
1,181	Domino’s Pizza, Inc.	457,519
8,839	DoorDash, Inc., Class A*	743,625
10,328	D.R. Horton, Inc.	1,229,239
14,125	DraftKings, Inc., Class A*	418,806
1,045	Duolingo, Inc.*	153,782
1,367	Dutch Bros, Inc., Class A*	40,477
17,940	eBay, Inc.	803,353
4,092	Etsy, Inc.*	301,048
4,771	Expedia Group, Inc.*	517,129
1,828	Five Below, Inc.*	314,343
3,512	Floor & Decor Holdings, Inc., Class A*	350,146

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
131,868	Ford Motor Co.	$1,599,559
1,415	Fox Factory Holding Corp.*	156,796
8,923	GameStop Corp., Class A*(a)	165,522
5,118	Garmin Ltd.	542,610
46,546	General Motors Co.	1,559,757
7,830	Gentex Corp.	255,728
4,624	Genuine Parts Co.	710,848
5,093	H&R Block, Inc.	203,618
4,804	Harley-Davidson, Inc.	162,135
4,298	Hasbro, Inc.	309,456
8,733	Hilton Worldwide Holdings, Inc.	1,298,160
33,739	Home Depot, Inc. (The)	11,143,992
1,533	Hyatt Hotels Corp., Class A	172,325
3,705	International Game Technology PLC	118,634
10,977	Las Vegas Sands Corp.	602,198
1,980	Lear Corp.	285,298
4,405	Leggett & Platt, Inc.	124,221
8,306	Lennar Corp., Class A	989,162
437	Lennar Corp., Class B	46,610
3,139	Levi Strauss & Co., Class A	43,224
3,035	Light & Wonder, Inc.*	232,693
903	Lithia Motors, Inc.	278,142
8,519	LKQ Corp.	447,503
19,682	Lowe’s Cos., Inc.	4,536,307
25,116	Lucid Group, Inc.*	157,729
3,728	Lululemon Athletica, Inc.*	1,421,337
9,083	Macy’s, Inc.	111,085
8,945	Marriott International, Inc., Class A	1,820,397
1,134	Marriott Vacations Worldwide Corp.	123,255
11,806	Mattel, Inc.*	261,621
24,501	McDonald’s Corp.	6,888,456
1,498	MercadoLibre, Inc. (Brazil)*	2,055,795
9,756	MGM Resorts International	429,069
2,824	Mobileye Global, Inc., Class A (Israel)*	100,280
1,762	Mohawk Industries, Inc.*	178,649
667	Murphy USA, Inc.	211,866
13,873	Newell Brands, Inc.	146,776
40,976	NIKE, Inc., Class B	4,167,669
14,095	Norwegian Cruise Line Holdings Ltd.*	233,554
103	NVR, Inc.*	656,865
2,022	O’Reilly Automotive, Inc.*	1,900,073
5,097	Penn Entertainment, Inc.*	120,748
684	Penske Automotive Group, Inc.	112,381
2,771	Planet Fitness, Inc., Class A*	168,477
1,797	Polaris, Inc.	201,426
1,274	Pool Corp.	465,774
7,011	PulteGroup, Inc.	575,323
2,101	PVH Corp.	175,644
1,325	Ralph Lauren Corp.	154,535
516	RH*	188,438
22,243	Rivian Automotive, Inc., Class A*	505,583
11,226	Ross Stores, Inc.	1,367,439
7,415	Royal Caribbean Cruises Ltd.*	733,640
4,932	Service Corp. International	311,259

Common Stocks – (continued)
Consumer Discretionary – (continued)
4,465	Skechers USA, Inc., Class A*	224,634
37,784	Starbucks Corp.	3,681,673
7,758	Tapestry, Inc.	258,497
5,608	Tempur Sealy International, Inc.	262,006
92,174	Tesla, Inc.*	23,788,266
2,228	Texas Roadhouse, Inc.	231,935
1,710	Thor Industries, Inc.	179,242
38,599	TJX Cos., Inc. (The)	3,569,636
3,634	Toll Brothers, Inc.	297,734
1,060	TopBuild Corp.*	307,485
3,675	Tractor Supply Co.	802,988
1,643	Ulta Beauty, Inc.*	681,894
1,282	Vail Resorts, Inc.	290,142
5,548	Valvoline, Inc.	191,073
12,374	VF Corp.	244,510
942	Visteon Corp.*	131,192
2,618	Wayfair, Inc., Class A*	180,930
6,482	Wendy’s Co. (The)	128,279
1,794	Whirlpool Corp.	251,088
2,121	Williams-Sonoma, Inc.	299,485
2,824	Wyndham Hotels & Resorts, Inc.	212,901
3,245	Wynn Resorts Ltd.	328,978
13,581	Yum China Holdings, Inc. (China)	729,164
9,408	Yum! Brands, Inc.	1,217,207

		154,912,256

Consumer Staples – 6.1%
13,563	Albertsons Cos., Inc., Class A	303,811
59,967	Altria Group, Inc.	2,651,741
18,166	Archer-Daniels-Midland Co.	1,440,564
4,474	BJ’s Wholesale Club Holdings, Inc.*	301,503
316	Boston Beer Co., Inc. (The), Class A*	115,476
10,271	Brown-Forman Corp., Class B	679,221
5,017	Bunge Ltd.	573,543
6,418	Campbell Soup Co.	267,631
1,248	Casey’s General Stores, Inc.	305,024
1,411	Celsius Holdings, Inc.*	276,612
8,197	Church & Dwight Co., Inc.	793,224
4,153	Clorox Co. (The)	649,737
130,754	Coca-Cola Co. (The)	7,823,012
159	Coca-Cola Consolidated, Inc.	111,125
27,868	Colgate-Palmolive Co.	2,047,462
15,958	Conagra Brands, Inc.	476,825
5,284	Constellation Brands, Inc., Class A	1,376,799
14,864	Costco Wholesale Corp.	8,164,498
12,115	Coty, Inc., Class A*	140,049
5,290	Darling Ingredients, Inc.*	326,710
7,328	Dollar General Corp.	1,014,928
6,978	Dollar Tree, Inc.*	853,828
1,712	elf Beauty, Inc.*	237,471
7,193	Estee Lauder Cos., Inc. (The), Class A	1,154,692
6,539	Flowers Foods, Inc.	154,059
19,633	General Mills, Inc.	1,328,369
4,938	Hershey Co. (The)	1,060,979
9,707	Hormel Foods Corp.	374,593
2,213	Ingredion, Inc.	227,740

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

August 31, 2023

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
605	Inter Parfums, Inc.	$84,537
3,312	J M Smucker Co. (The)	480,074
8,603	Kellogg Co.	524,955
6,681	Kenvue, Inc.	153,997
30,399	Keurig Dr Pepper, Inc.	1,022,926
11,308	Kimberly-Clark Corp.	1,456,810
26,488	Kraft Heinz Co. (The)	876,488
23,829	Kroger Co. (The)	1,105,427
4,788	Lamb Weston Holdings, Inc.	466,399
647	Lancaster Colony Corp.	106,878
8,440	McCormick & Co., Inc.	692,755
5,867	Molson Coors Beverage Co., Class B	372,496
45,646	Mondelez International, Inc., Class A	3,252,734
17,061	Monster Beverage Corp.*	979,472
46,266	PepsiCo, Inc.	8,231,647
5,079	Performance Food Group Co.*	315,558
52,111	Philip Morris International, Inc.	5,005,783
1,335	Pilgrim’s Pride Corp.*	33,589
1,780	Post Holdings, Inc.*	159,684
79,148	Procter & Gamble Co. (The)	12,215,702
1,822	Reynolds Consumer Products, Inc.	49,722
17,010	Sysco Corp.	1,184,746
15,487	Target Corp.	1,959,880
9,446	Tyson Foods, Inc., Class A	503,188
7,790	US Foods Holding Corp.*	314,950
23,938	Walgreens Boots Alliance, Inc.	605,871
47,706	Walmart, Inc.	7,757,473

		85,144,967

Energy – 4.5%
10,888	Antero Midstream Corp.	131,963
8,866	Antero Resources Corp.*	245,322
10,318	APA Corp.	452,341
33,995	Baker Hughes Co.	1,230,279
6,591	ChampionX Corp.	237,869
8,076	Cheniere Energy, Inc.	1,318,003
3,765	Chesapeake Energy Corp.	332,111
59,380	Chevron Corp.	9,566,118
1,356	Chord Energy Corp.	218,994
2,280	Civitas Resources, Inc.	187,462
40,648	ConocoPhillips	4,838,331
25,041	Coterra Energy, Inc.	705,906
21,400	Devon Energy Corp.	1,093,326
5,788	Diamondback Energy, Inc.	878,503
3,262	DT Midstream, Inc.	170,570
8,297	EnLink Midstream LLC*	103,215
19,610	EOG Resources, Inc.	2,522,238
12,043	EQT Corp.	520,498
135,867	Exxon Mobil Corp.	15,107,052
30,217	Halliburton Co.	1,166,981
3,326	Helmerich & Payne, Inc.	133,007
9,308	Hess Corp.	1,438,086
1,445	Hess Midstream LP, Class A	41,760
4,855	HF Sinclair Corp.	267,462
65,834	Kinder Morgan, Inc.	1,133,661
5,930	Magnolia Oil & Gas Corp., Class A	135,204

Common Stocks – (continued)
Energy – (continued)
20,673	Marathon Oil Corp.	544,734
14,249	Marathon Petroleum Corp.	2,034,330
3,641	Matador Resources Co.	231,204
4,915	Murphy Oil Corp.	223,141
2,500	New Fortress Energy, Inc.	77,600
3,683	Noble Corp. PLC	194,241
13,126	NOV, Inc.	277,352
23,454	Occidental Petroleum Corp.	1,472,677
14,998	ONEOK, Inc.	977,870
8,168	Ovintiv, Inc.	383,569
3,730	PBF Energy, Inc., Class A	174,900
8,348	Permian Resources Corp.	118,375
15,401	Phillips 66	1,758,178
7,811	Pioneer Natural Resources Co.	1,858,471
6,379	Plains GP Holdings LP, Class A*	102,319
7,985	Range Resources Corp.	258,554
47,818	Schlumberger NV	2,819,349
1,765	Scorpio Tankers, Inc. (Monaco)	89,150
3,979	SM Energy Co.	168,351
32,900	Southwestern Energy Co.*	223,062
7,471	Targa Resources Corp.	644,374
258	Texas Pacific Land Corp.	486,266
22,712	Transocean Ltd.*	185,784
12,097	Valero Energy Corp.	1,571,400
2,121	Viper Energy Partners LP	59,006
40,879	Williams Cos., Inc. (The)	1,411,552

		62,522,071

Financials – 12.3%
1,195	Affiliated Managers Group, Inc.	160,142
18,364	Aflac, Inc.	1,369,403
19,843	AGNC Investment Corp. REIT	196,644
8,791	Allstate Corp. (The)	947,758
9,078	Ally Financial, Inc.	251,370
19,865	American Express Co.	3,138,471
2,637	American Financial Group, Inc.	305,681
24,636	American International Group, Inc.	1,441,699
3,491	Ameriprise Financial, Inc.	1,178,492
16,473	Annaly Capital Management, Inc. REIT	333,908
6,790	Aon PLC, Class A	2,263,718
13,599	Apollo Global Management, Inc.	1,187,737
11,993	Arch Capital Group Ltd.*	921,782
4,874	Ares Management Corp., Class A	504,167
7,121	Arthur J Gallagher & Co.	1,641,248
1,778	Assurant, Inc.	247,729
2,570	Axis Capital Holdings Ltd.	140,990
232,858	Bank of America Corp.	6,676,039
25,691	Bank of New York Mellon Corp. (The)	1,152,755
3,627	Bank OZK	145,697
43,414	Berkshire Hathaway, Inc., Class B*	15,637,723
4,980	BlackRock, Inc.	3,488,689
23,598	Blackstone, Inc.	2,510,119
18,196	Block, Inc.*	1,048,999
14,468	Blue Owl Capital, Inc.	172,893

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
948	BOK Financial Corp.	$78,788
7,949	Brown & Brown, Inc.	589,021
12,675	Capital One Financial Corp.	1,297,793
6,754	Carlyle Group, Inc. (The)	218,492
3,531	Cboe Global Markets, Inc.	528,626
46,396	Charles Schwab Corp. (The)	2,744,323
13,867	Chubb Ltd.	2,785,464
5,194	Cincinnati Financial Corp.	549,473
63,554	Citigroup, Inc.	2,624,145
16,219	Citizens Financial Group, Inc.	456,240
12,053	CME Group, Inc.	2,442,902
857	CNA Financial Corp.	33,706
5,018	Coinbase Global, Inc., Class A*	399,433
4,391	Comerica, Inc.	211,251
4,049	Commerce Bancshares, Inc.	198,765
5,631	Corebridge Financial, Inc.	100,401
265	Credit Acceptance Corp.*	132,969
2,012	Cullen/Frost Bankers, Inc.	190,194
8,504	Discover Financial Services	765,955
2,443	Dlocal Ltd. (Uruguay)*	52,378
4,668	East West Bancorp, Inc.	258,327
11,916	Equitable Holdings, Inc.	343,181
846	Erie Indemnity Co., Class A	235,806
3,458	Essent Group Ltd.	173,661
1,577	Euronet Worldwide, Inc.*	137,767
1,169	Evercore, Inc., Class A	163,718
1,441	Everest Group Ltd.	519,740
1,281	FactSet Research Systems, Inc.	559,041
8,702	Fidelity National Financial, Inc.	360,263
19,867	Fidelity National Information Services, Inc.	1,109,771
22,808	Fifth Third Bancorp	605,552
3,314	First American Financial Corp.	204,407
339	First Citizens BancShares, Inc., Class A	461,176
4,608	First Financial Bankshares, Inc.	132,342
17,758	First Horizon Corp.	222,863
20,586	Fiserv, Inc.*	2,498,935
2,408	FleetCor Technologies, Inc.*	654,326
9,562	Franklin Resources, Inc.	255,688
3,715	Glacier Bancorp, Inc.	112,230
8,750	Global Payments, Inc.	1,108,537
3,146	Globe Life, Inc.	350,999
11,123	Goldman Sachs Group, Inc. (The)(b)	3,645,118
1,173	Hanover Insurance Group, Inc. (The)	125,183
10,387	Hartford Financial Services Group, Inc. (The)	745,994
1,707	Houlihan Lokey, Inc.	179,815
48,297	Huntington Bancshares, Inc.	535,614
3,282	Interactive Brokers Group, Inc., Class A	298,925
18,611	Intercontinental Exchange, Inc.	2,195,912
15,090	Invesco Ltd.	240,233
2,433	Jack Henry & Associates, Inc.	381,446
5,531	Janus Henderson Group PLC	151,937
6,195	Jefferies Financial Group, Inc.	221,100
97,453	JPMorgan Chase & Co.	14,260,297

Common Stocks – (continued)
Financials – (continued)
31,334	KeyCorp	355,014
735	Kinsale Capital Group, Inc.	292,993
21,850	KKR & Co., Inc.	1,372,398
3,655	Lazard Ltd., Class A	126,975
5,644	Lincoln National Corp.	144,825
6,245	Loews Corp.	387,752
2,588	LPL Financial Holdings, Inc.	596,767
5,550	M&T Bank Corp.	694,027
443	Markel Group, Inc.*	655,162
1,236	MarketAxess Holdings, Inc.	297,789
16,594	Marsh & McLennan Cos., Inc.	3,235,664
28,176	Mastercard, Inc., Class A	11,626,545
21,658	MetLife, Inc.	1,371,818
5,328	Moody’s Corp.	1,794,470
43,332	Morgan Stanley	3,689,720
873	Morningstar, Inc.	203,121
2,610	MSCI, Inc.	1,418,848
11,507	Nasdaq, Inc.	603,887
22,622	New York Community Bancorp, Inc.	277,798
6,979	Northern Trust Corp.	530,893
9,713	Old National Bancorp	148,220
9,105	Old Republic International Corp.	249,022
4,015	OneMain Holdings, Inc.	166,663
37,458	PayPal Holdings, Inc.*	2,341,500
2,519	Pinnacle Financial Partners, Inc.	167,665
13,376	PNC Financial Services Group, Inc. (The)	1,614,884
2,358	Popular, Inc. (Puerto Rico)	161,004
1,210	Primerica, Inc.	243,162
8,148	Principal Financial Group, Inc.	633,181
19,619	Progressive Corp. (The)	2,618,548
3,040	Prosperity Bancshares, Inc.	172,702
12,256	Prudential Financial, Inc.	1,160,276
6,451	Raymond James Financial, Inc.	674,710
31,480	Regions Financial Corp.	577,343
2,225	Reinsurance Group of America, Inc.	308,429
1,658	RenaissanceRe Holdings Ltd. (Bermuda)	311,522
16,146	Rithm Capital Corp. REIT	166,465
1,351	RLI Corp.	177,684
19,464	Robinhood Markets, Inc., Class A*	211,963
3,513	Rocket Cos., Inc., Class A*(a)	37,519
3,140	Ryan Specialty Holdings, Inc.*	153,075
10,770	S&P Global, Inc.	4,209,562
3,677	SEI Investments Co.	228,195
1,977	Selective Insurance Group, Inc.	196,138
1,891	Shift4 Payments, Inc., Class A*	107,390
8,006	SLM Corp.	114,005
27,547	SoFi Technologies, Inc.*	238,557
2,523	SouthState Corp.	182,413
9,892	Starwood Property Trust, Inc. REIT	202,094
11,201	State Street Corp.	769,957
3,393	Stifel Financial Corp.	220,613
14,321	Synchrony Financial	462,282
4,807	Synovus Financial Corp.	148,825
7,414	T. Rowe Price Group, Inc.	832,073

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

August 31, 2023

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
1,727	TFS Financial Corp.	$23,504
10,858	Toast, Inc., Class A*	240,722
2,116	TPG, Inc.	59,502
3,829	Tradeweb Markets, Inc., Class A	330,940
7,732	Travelers Cos., Inc. (The)	1,246,630
44,656	Truist Financial Corp.	1,364,241
4,437	United Bankshares, Inc.	133,465
6,572	Unum Group	323,277
49,707	US Bancorp	1,815,797
2,844	UWM Holdings Corp.	16,950
14,063	Valley National Bancorp	129,098
54,371	Visa, Inc., Class A	13,357,867
3,274	Voya Financial, Inc.	228,132
6,909	W R Berkley Corp.	427,391
5,726	Webster Financial Corp.	242,840
125,367	Wells Fargo & Co.	5,176,403
3,626	Western Alliance Bancorp	181,336
12,526	Western Union Co. (The)	154,696
1,430	WEX, Inc.*	280,537
3,554	Willis Towers Watson PLC	734,825
2,023	Wintrust Financial Corp.	157,005
4,893	Zions Bancorp NA	173,701

		173,597,042

Health Care – 13.0%
2,869	10X Genomics, Inc., Class A*	148,758
58,160	Abbott Laboratories	5,984,664
59,260	AbbVie, Inc.	8,708,850
3,007	Acadia Healthcare Co., Inc.*	231,840
9,909	Agilent Technologies, Inc.	1,199,683
7,136	agilon health, Inc.*	126,450
2,406	Align Technology, Inc.*	890,557
4,167	Alnylam Pharmaceuticals, Inc.*	824,316
17,898	Amgen, Inc.	4,587,973
3,233	Apellis Pharmaceuticals, Inc.*	136,465
21,897	Avantor, Inc.*	474,070
1,280	Bausch + Lomb Corp.*	22,950
16,952	Baxter International, Inc.	688,251
9,736	Becton Dickinson & Co.	2,720,725
4,834	Biogen, Inc.*	1,292,418
6,227	BioMarin Pharmaceutical, Inc.*	569,023
706	Bio-Rad Laboratories, Inc., Class A*	282,541
5,196	Bio-Techne Corp.	407,366
49,019	Boston Scientific Corp.*	2,644,085
70,568	Bristol-Myers Squibb Co.	4,350,517
3,315	Bruker Corp.	217,464
8,553	Cardinal Health, Inc.	746,933
6,044	Catalent, Inc.*	302,019
5,655	Cencora, Inc.	995,167
18,404	Centene Corp.*	1,134,607
1,689	Charles River Laboratories International, Inc.*	349,319
492	Chemed Corp.	251,628
9,884	Cigna Group (The)	2,730,554
1,656	Cooper Cos., Inc. (The)	612,703
305	CorVel Corp.*	66,017

Common Stocks – (continued)
Health Care – (continued)
43,038	CVS Health Corp.	2,804,786
22,601	Danaher Corp.	5,989,265
1,808	DaVita, Inc.*	185,175
7,072	DENTSPLY SIRONA, Inc.	262,300
12,976	Dexcom, Inc.*	1,310,316
3,989	Doximity, Inc., Class A*	95,098
20,210	Edwards Lifesciences Corp.*	1,545,459
16,459	Elanco Animal Health, Inc.*	200,800
7,943	Elevance Health, Inc.	3,510,885
28,415	Eli Lilly & Co.	15,747,593
3,305	Encompass Health Corp.	234,787
1,806	Ensign Group, Inc. (The)	180,997
5,469	Envista Holdings Corp.*	175,117
6,004	Exact Sciences Corp.*	502,355
10,651	Exelixis, Inc.*	238,476
12,247	GE HealthCare Technologies, Inc.	862,801
41,868	Gilead Sciences, Inc.	3,202,065
3,352	Globus Medical, Inc., Class A*	181,343
4,382	Halozyme Therapeutics, Inc.*	186,498
6,938	HCA Healthcare, Inc.	1,923,907
2,800	HealthEquity, Inc.*	189,140
4,366	Henry Schein, Inc.*	334,174
8,216	Hologic, Inc.*	614,064
7,631	Horizon Therapeutics PLC*	860,319
4,190	Humana, Inc.	1,934,230
2,764	IDEXX Laboratories, Inc.*	1,413,537
5,308	Illumina, Inc.*	876,988
6,263	Incyte Corp.*	404,151
963	Inspire Medical Systems, Inc.*	218,485
2,325	Insulet Corp.*	445,726
2,342	Integra LifeSciences Holdings Corp.*	99,629
3,139	Intra-Cellular Therapies, Inc.*	174,277
11,705	Intuitive Surgical, Inc.*	3,659,919
4,689	Ionis Pharmaceuticals, Inc.*	188,826
6,083	IQVIA Holdings, Inc.*	1,354,258
2,104	Jazz Pharmaceuticals PLC*	301,629
87,288	Johnson & Johnson	14,112,724
1,193	Karuna Therapeutics, Inc.*	223,998
2,968	Laboratory Corp. of America Holdings	617,641
2,247	Lantheus Holdings, Inc.*	153,785
1,655	Masimo Corp.*	189,133
4,551	McKesson Corp.	1,876,468
780	Medpace Holdings, Inc.*	210,811
44,711	Medtronic PLC	3,643,946
85,247	Merck & Co., Inc.	9,290,218
729	Mettler-Toledo International, Inc.*	884,627
11,136	Moderna, Inc.*	1,259,148
1,938	Molina Healthcare, Inc.*	601,013
3,504	Natera, Inc.*	205,790
3,222	Neurocrine Biosciences, Inc.*	350,844
3,501	Novocure Ltd.*	77,232
6,019	Option Care Health, Inc.*	209,642
8,560	Organon & Co.	187,978
1,230	Penumbra, Inc.*	325,335
4,524	Perrigo Co. PLC	158,340
189,741	Pfizer, Inc.	6,713,037

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
7,622	QIAGEN NV*	$346,725
3,744	Quest Diagnostics, Inc.	492,336
1,622	QuidelOrtho Corp.*	133,588
6,495	R1 RCM, Inc.*	111,974
3,476	Regeneron Pharmaceuticals, Inc.*	2,872,879
1,739	Repligen Corp.*	302,429
4,876	ResMed, Inc.	778,161
4,201	Revvity, Inc.	491,643
14,614	Roivant Sciences Ltd.*	169,084
12,619	Royalty Pharma PLC, Class A	376,299
2,940	Sarepta Therapeutics, Inc.*	355,769
4,640	Seagen, Inc.*	956,165
1,212	Shockwave Medical, Inc.*	267,113
3,307	STERIS PLC	759,254
10,630	Stryker Corp.	3,014,136
3,449	Syneos Health, Inc.*	147,376
5,463	Teladoc Health, Inc.*	123,682
1,578	Teleflex, Inc.	335,704
3,326	Tenet Healthcare Corp.*	257,965
12,948	Thermo Fisher Scientific, Inc.	7,213,331
1,549	United Therapeutics Corp.*	347,534
31,174	UnitedHealth Group, Inc.	14,856,905
2,016	Universal Health Services, Inc., Class B	271,555
4,867	Veeva Systems, Inc., Class A*	1,015,743
8,649	Vertex Pharmaceuticals, Inc.*	3,012,793
40,211	Viatris, Inc.	432,268
1,974	Waters Corp.*	554,299
2,481	West Pharmaceutical Services, Inc.	1,009,519
7,013	Zimmer Biomet Holdings, Inc.	835,389
15,525	Zoetis, Inc.	2,957,668

		182,198,284

Industrials – 9.5%
18,484	3M Co.	1,971,688
4,117	A O Smith Corp.	298,483
1,046	Acuity Brands, Inc.	168,699
2,300	Advanced Drainage Systems, Inc.	294,768
4,652	AECOM	408,213
2,091	AGCO Corp.	270,847
3,467	Air Lease Corp.	141,315
4,278	Alaska Air Group, Inc.*	179,548
2,942	Allegion PLC	334,829
21,669	American Airlines Group, Inc.*	319,184
7,726	AMETEK, Inc.	1,232,374
7,076	API Group Corp.*	199,189
1,277	Applied Industrial Technologies, Inc.	197,130
1,602	ASGN, Inc.*	131,620
1,254	Atkore, Inc.*	193,078
13,885	Automatic Data Processing, Inc.	3,535,260
686	Avis Budget Group, Inc.*	146,386
2,320	Axon Enterprise, Inc.*	493,951
18,735	Boeing Co. (The)*	4,197,202
4,317	Booz Allen Hamilton Holding Corp.	489,159
3,932	Broadridge Financial Solutions, Inc.	732,178
4,229	Builders FirstSource, Inc.*	613,374
3,064	BWX Technologies, Inc.	226,001

Common Stocks – (continued)
Industrials – (continued)
751	CACI International, Inc., Class A*	246,336
1,700	Carlisle Cos., Inc.	447,134
28,035	Carrier Global Corp.	1,610,611
17,302	Caterpillar, Inc.	4,864,111
5,001	Ceridian HCM Holding, Inc.*	362,673
3,874	C.H. Robinson Worldwide, Inc.	350,326
1,403	Chart Industries, Inc.*	253,354
2,906	Cintas Corp.	1,465,118
13,716	Clarivate PLC*	101,910
1,696	Clean Harbors, Inc.*	287,201
1,440	Concentrix Corp.	114,955
28,488	Copart, Inc.*	1,277,117
3,013	Core & Main, Inc., Class A*	98,947
68,147	CSX Corp.	2,058,039
4,759	Cummins, Inc.	1,094,760
1,284	Curtiss-Wright Corp.	267,059
9,056	Deere & Co.	3,721,473
21,527	Delta Air Lines, Inc.	923,078
4,049	Donaldson Co., Inc.	258,610
4,680	Dover Corp.	694,044
7,671	Dun & Bradstreet Holdings, Inc.	83,614
13,324	Eaton Corp. PLC	3,069,450
1,580	EMCOR Group, Inc.	354,315
19,148	Emerson Electric Co.	1,881,291
4,088	Equifax, Inc.	844,990
5,395	ExlService Holdings, Inc.*	157,696
5,109	Expeditors International of Washington, Inc.	596,271
1,681	Exponent, Inc.	151,055
19,164	Fastenal Co.	1,103,463
7,741	FedEx Corp.	2,020,556
6,502	Ferguson PLC	1,050,463
4,395	Flowserve Corp.	173,910
11,866	Fortive Corp.	935,634
4,226	Fortune Brands Innovations, Inc.	291,679
1,118	FTI Consulting, Inc.*	207,747
1,176	GATX Corp.	138,933
2,059	Generac Holdings, Inc.*	244,630
7,583	General Dynamics Corp.	1,718,611
36,349	General Electric Co.	4,160,507
5,686	Genpact Ltd.	212,258
5,605	Graco, Inc.	442,459
3,919	GXO Logistics, Inc.*	250,698
1,415	HEICO Corp.	238,725
2,502	HEICO Corp., Class A	338,846
4,576	Hertz Global Holdings, Inc.*	77,563
2,823	Hexcel Corp.	206,926
22,362	Honeywell International, Inc.	4,202,714
13,731	Howmet Aerospace, Inc.	679,273
1,796	Hubbell, Inc.	585,586
1,317	Huntington Ingalls Industries, Inc.	290,161
2,535	IDEX Corp.	573,924
10,189	Illinois Tool Works, Inc.	2,520,249
13,576	Ingersoll Rand, Inc.	945,025
1,209	Insperity, Inc.	122,508
2,753	ITT, Inc.	281,577

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

August 31, 2023

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
4,218	Jacobs Solutions, Inc.	$568,671
2,759	J.B. Hunt Transport Services, Inc.	518,361
10,530	Joby Aviation, Inc.*	78,449
22,901	Johnson Controls International PLC	1,352,533
4,466	KBR, Inc.	274,748
5,053	Knight-Swift Transportation Holdings, Inc.	277,005
6,345	L3Harris Technologies, Inc.	1,129,981
1,198	Landstar System, Inc.	227,392
4,587	Leidos Holdings, Inc.	447,278
1,069	Lennox International, Inc.	402,810
1,891	Lincoln Electric Holdings, Inc.	363,942
8,507	Lockheed Martin Corp.	3,814,113
10,613	Lyft, Inc., Class A*	125,021
1,677	ManpowerGroup, Inc.	132,265
7,547	Masco Corp.	445,348
2,117	MasTec, Inc.*	210,620
2,024	Maximus, Inc.	163,580
6,453	MDU Resources Group, Inc.	131,383
1,777	Middleby Corp. (The)*	258,713
1,239	MSA Safety, Inc.	226,341
1,541	MSC Industrial Direct Co., Inc., Class A	157,274
1,715	Nordson Corp.	418,700
7,640	Norfolk Southern Corp.	1,566,276
5,096	Northrop Grumman Corp.	2,207,027
5,426	nVent Electric PLC	306,786
3,206	Old Dominion Freight Line, Inc.	1,370,148
2,180	Oshkosh Corp.	226,349
13,887	Otis Worldwide Corp.	1,188,033
3,004	Owens Corning	432,306
17,334	PACCAR, Inc.	1,426,415
4,290	Parker-Hannifin Corp.	1,788,501
1,367	Parsons Corp.*	77,946
10,815	Paychex, Inc.	1,321,917
1,720	Paycom Software, Inc.	507,125
2,130	Paycor HCM, Inc.*	49,991
1,415	Paylocity Holding Corp.*	283,708
5,519	Pentair PLC	387,765
17,969	Plug Power, Inc.*(a)	152,018
4,824	Quanta Services, Inc.	1,012,413
959	RBC Bearings, Inc.*	221,088
2,205	Regal Rexnord Corp.	357,629
6,931	Republic Services, Inc.	998,965
3,520	Robert Half, Inc.	260,339
3,856	Rockwell Automation, Inc.	1,203,380
7,961	Rollins, Inc.	315,017
49,063	RTX Corp.	4,221,381
886	Saia, Inc.*	377,613
1,785	Science Applications International Corp.	210,023
5,090	Sensata Technologies Holding PLC	191,486
1,489	SiteOne Landscape Supply, Inc.*	254,902
1,750	Snap-on, Inc.	470,050
19,940	Southwest Airlines Co.	630,104
7,308	SS&C Technologies Holdings, Inc.	419,625

Common Stocks – (continued)
Industrials – (continued)
5,093	Stanley Black & Decker, Inc.	480,677
3,093	Stericycle, Inc.*	136,742
7,020	Sunrun, Inc.*	109,723
1,774	Tetra Tech, Inc.	279,139
6,757	Textron, Inc.	525,086
2,155	Timken Co. (The)	164,685
3,477	Toro Co. (The)	355,767
7,649	Trane Technologies PLC	1,570,034
1,736	TransDigm Group, Inc.*	1,569,084
6,484	TransUnion	526,630
3,642	Trex Co., Inc.*	259,930
1,856	TriNet Group, Inc.*	205,886
65,464	Uber Technologies, Inc.*	3,091,865
2,026	UFP Industries, Inc.	211,413
253	U-Haul Holding Co.	14,413
3,385	U-Haul Holding Co.	180,217
20,463	Union Pacific Corp.	4,513,524
10,968	United Airlines Holdings, Inc.*	546,316
24,363	United Parcel Service, Inc., Class B	4,127,092
2,302	United Rentals, Inc.	1,096,995
687	Valmont Industries, Inc.	174,155
4,837	Verisk Analytics, Inc.	1,171,618
10,542	Vertiv Holdings Co.	415,249
13,651	Waste Management, Inc.	2,140,204
1,113	Watsco, Inc.	405,744
907	Watts Water Technologies, Inc., Class A	171,214
1,502	WESCO International, Inc.	243,099
5,979	Westinghouse Air Brake Technologies Corp.	672,757
6,651	WillScot Mobile Mini Holdings Corp.*	272,824
1,873	Woodward, Inc.	242,310
1,361	W.W. Grainger, Inc.	971,945
3,810	XPO, Inc.*	284,340
8,032	Xylem, Inc.	831,633

		132,547,803

Information Technology – 27.2%
22,316	Accenture PLC, Class A	7,225,251
15,287	Adobe, Inc.*	8,550,631
53,740	Advanced Micro Devices, Inc.*	5,681,393
5,025	Akamai Technologies, Inc.*	528,077
2,345	Allegro MicroSystems, Inc. (Japan)*	89,696
1,765	Altair Engineering, Inc., Class A*	117,337
3,989	Amdocs Ltd.	355,819
3,139	Amkor Technology, Inc.	87,766
19,847	Amphenol Corp., Class A	1,754,078
16,946	Analog Devices, Inc.	3,080,444
2,905	ANSYS, Inc.*	926,317
619	Appfolio, Inc., Class A*	119,325
497,819	Apple, Inc.	93,525,256
28,159	Applied Materials, Inc.	4,301,569
5,161	AppLovin Corp., Class A*	223,058
7,943	Arista Networks, Inc.*	1,550,712
1,893	Arrow Electronics, Inc.*	252,583

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
950	Aspen Technology, Inc.*	$184,300
5,091	Atlassian Corp., Class A*	1,038,869
7,177	Autodesk, Inc.*	1,592,863
6,843	Bentley Systems, Inc., Class B	341,534
3,387	BILL Holdings, Inc.*	390,521
5,199	Black Knight, Inc.*	393,876
13,566	Broadcom, Inc.	12,519,926
9,074	Cadence Design Systems, Inc.*	2,181,753
4,801	CCC Intelligent Solutions Holdings, Inc.*	51,371
4,520	CDW Corp.	954,398
4,951	Ciena Corp.*	247,451
136,972	Cisco Systems, Inc.	7,855,344
9,506	Cloudflare, Inc., Class A*	618,175
5,798	Cognex Corp.	272,970
17,038	Cognizant Technology Solutions Corp., Class A	1,220,091
4,020	Coherent Corp.*	151,273
6,207	Confluent, Inc., Class A*	205,390
25,824	Corning, Inc.	847,544
7,322	Crowdstrike Holdings, Inc., Class A*	1,193,706
9,619	Datadog, Inc., Class A*	928,041
8,274	Dell Technologies, Inc., Class C	465,330
6,739	DocuSign, Inc.*	338,972
1,984	Dolby Laboratories, Inc., Class A	167,588
3,584	DoubleVerify Holdings, Inc.*	121,175
8,655	Dropbox, Inc., Class A*	240,522
7,028	DXC Technology Co.*	145,761
7,843	Dynatrace, Inc.*	378,033
2,611	Elastic NV*	161,569
4,455	Enphase Energy, Inc.*	563,691
5,000	Entegris, Inc.	506,350
1,883	EPAM Systems, Inc.*	487,678
2,022	F5, Inc.*	330,921
822	Fair Isaac Corp.*	743,573
3,402	First Solar, Inc.*	643,386
2,343	Five9, Inc.*	169,563
14,669	Flex Ltd.*	404,718
22,731	Fortinet, Inc.*	1,368,634
2,571	Gartner, Inc.*	899,027
20,809	Gen Digital, Inc.	421,382
2,726	Gitlab, Inc., Class A*	129,131
2,546	GLOBALFOUNDRIES, Inc.*	140,666
1,388	Globant SA*	283,804
5,156	GoDaddy, Inc., Class A*	373,862
2,702	Guidewire Software, Inc.*	233,534
3,032	HashiCorp, Inc., Class A*	88,413
43,251	Hewlett Packard Enterprise Co.	734,834
33,096	HP, Inc.	983,282
1,588	HubSpot, Inc.*	867,874
3,772	Informatica, Inc., Class A*	79,023
140,156	Intel Corp.	4,925,082
30,507	International Business Machines Corp.	4,479,343
9,154	Intuit, Inc.	4,959,729
980	IPG Photonics Corp.*	106,193
4,213	Jabil, Inc.	482,051

Common Stocks – (continued)
Information Technology – (continued)
10,666	Juniper Networks, Inc.	310,594
5,974	Keysight Technologies, Inc.*	796,334
4,605	KLA Corp.	2,311,111
4,500	Lam Research Corp.	3,160,800
4,568	Lattice Semiconductor Corp.*	444,284
821	Littelfuse, Inc.	219,273
2,057	Manhattan Associates, Inc.*	416,789
28,790	Marvell Technology, Inc.	1,677,017
17,967	Microchip Technology, Inc.	1,470,419
36,664	Micron Technology, Inc.	2,564,280
246,422	Microsoft Corp.	80,767,275
368	MicroStrategy, Inc., Class A*	131,571
2,010	MKS Instruments, Inc.	201,462
2,283	MongoDB, Inc.*	870,508
1,547	Monolithic Power Systems, Inc.	806,312
5,618	Motorola Solutions, Inc.	1,593,096
4,423	National Instruments Corp.	263,611
7,126	NetApp, Inc.	546,564
1,193	Novanta, Inc.*	199,207
7,876	Nutanix, Inc., Class A*	244,944
79,721	NVIDIA Corp.	39,346,300
5,061	Okta, Inc.*	422,644
14,463	ON Semiconductor Corp.*	1,424,027
52,237	Oracle Corp.	6,288,812
59,763	Palantir Technologies, Inc., Class A*	895,250
10,115	Palo Alto Networks, Inc.*	2,460,979
4,199	Procore Technologies, Inc.*	283,642
3,727	PTC, Inc.*	548,503
9,669	Pure Storage, Inc., Class A*	353,789
3,300	Qorvo, Inc.*	354,387
37,398	QUALCOMM, Inc.	4,283,193
1,207	Qualys, Inc.*	187,870
3,629	Rambus, Inc.*	204,930
3,572	Roper Technologies, Inc.	1,782,642
31,610	Salesforce, Inc.*	7,000,351
4,599	Samsara, Inc., Class A*	125,829
1,907	Sanmina Corp.*	106,220
6,474	Seagate Technology Holdings PLC	458,294
7,421	SentinelOne, Inc., Class A*	123,411
6,833	ServiceNow, Inc.*	4,023,475
1,046	Silicon Laboratories, Inc.*	141,064
5,339	Skyworks Solutions, Inc.	580,563
4,282	Smartsheet, Inc., Class A*	178,688
9,198	Snowflake, Inc., Class A*	1,442,706
1,879	SolarEdge Technologies, Inc.*	305,469
5,121	Splunk, Inc.*	620,972
1,219	SPS Commerce, Inc.*	226,892
1,534	Super Micro Computer, Inc.*	421,973
1,308	Synaptics, Inc.*	114,502
5,085	Synopsys, Inc.*	2,333,456
1,534	TD SYNNEX Corp.	156,084
10,574	TE Connectivity Ltd.	1,399,892
1,564	Teledyne Technologies, Inc.*	654,221
3,686	Tenable Holdings, Inc.*	167,234
5,195	Teradyne, Inc.	560,385
30,374	Texas Instruments, Inc.	5,104,654

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Schedule of Investments (continued)

August 31, 2023

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
8,288	Trimble, Inc.*	$454,100
5,819	Twilio, Inc., Class A*	370,728
1,396	Tyler Technologies, Inc.*	556,208
139	Ubiquiti, Inc.	24,329
13,048	UiPath, Inc., Class A*	206,289
8,123	Unity Software, Inc.*	301,120
1,465	Universal Display Corp.	238,150
3,036	VeriSign, Inc.*	630,850
7,318	VMware, Inc., Class A*	1,235,132
10,740	Western Digital Corp.*	483,300
4,158	Wolfspeed, Inc.*	198,836
6,868	Workday, Inc., Class A*	1,679,226
1,719	Zebra Technologies Corp., Class A*	472,742
8,421	Zoom Video Communications, Inc., Class A*	598,144
2,932	Zscaler, Inc.*	457,539

		380,968,849

Materials – 2.6%
7,357	Air Products and Chemicals, Inc.	2,173,920
3,929	Albemarle Corp.	780,732
5,947	Alcoa Corp.	178,886
49,060	Amcor PLC	477,844
2,189	AptarGroup, Inc.	290,174
1,752	Ashland, Inc.	151,776
2,664	Avery Dennison Corp.	501,844
7,412	Axalta Coating Systems Ltd.*	209,760
10,413	Ball Corp.	566,988
3,959	Berry Global Group, Inc.	258,681
3,646	Celanese Corp.	460,709
6,523	CF Industries Holdings, Inc.	502,728
16,981	Cleveland-Cliffs, Inc.*	259,640
3,883	Commercial Metals Co.	218,574
23,877	Corteva, Inc.	1,206,027
4,002	Crown Holdings, Inc.	370,825
23,754	Dow, Inc.	1,296,018
14,104	DuPont de Nemours, Inc.	1,084,457
1,178	Eagle Materials, Inc.	223,019
3,979	Eastman Chemical Co.	338,255
8,479	Ecolab, Inc.	1,558,525
4,168	FMC Corp.	359,407
47,999	Freeport-McMoRan, Inc.	1,915,640
10,216	Graphic Packaging Holding Co.	227,204
5,772	Huntsman Corp.	160,866
8,563	International Flavors & Fragrances, Inc.	603,263
11,545	International Paper Co.	403,151
16,431	Linde PLC	6,359,454
6,002	Livent Corp.*	128,863
2,355	Louisiana-Pacific Corp.	147,140
8,563	LyondellBasell Industries NV, Class A	845,768
2,073	Martin Marietta Materials, Inc.	925,408
11,117	Mosaic Co. (The)	431,895
4,813	MP Materials Corp.*	100,784
26,688	Newmont Corp.	1,052,041
8,424	Nucor Corp.	1,449,770
4,327	Olin Corp.	251,053

Common Stocks – (continued)
Materials – (continued)
2,981	Packaging Corp. of America	444,467
7,900	PPG Industries, Inc.	1,119,904
1,958	Reliance Steel & Aluminum Co.	557,952
2,204	Royal Gold, Inc.	247,046
4,279	RPM International, Inc.	426,787
4,806	Sealed Air Corp.	178,110
7,958	Sherwin-Williams Co. (The)	2,162,348
2,824	Silgan Holdings, Inc.	127,447
3,265	Sonoco Products Co.	187,574
2,865	Southern Copper Corp. (Mexico)	231,091
5,325	Steel Dynamics, Inc.	567,592
7,526	United States Steel Corp.	233,983
4,456	Vulcan Materials Co.	972,522
1,084	Westlake Corp.	141,982
8,570	Westrock Co.	280,325

		36,350,219

Real Estate – 2.7%
3,081	Agree Realty Corp. REIT	190,467
5,756	Alexandria Real Estate Equities, Inc. REIT	669,653
11,187	American Homes 4 Rent, Class A REIT	403,179
15,648	American Tower Corp. REIT	2,837,295
9,059	Americold Realty Trust, Inc. REIT	304,835
5,007	Apartment Income REIT Corp. REIT	170,538
4,756	AvalonBay Communities, Inc. REIT	874,248
5,262	Boston Properties, Inc. REIT	351,344
10,051	Brixmor Property Group, Inc. REIT	220,921
3,543	Camden Property Trust REIT	381,298
10,400	CBRE Group, Inc., Class A*	884,520
13,623	CoStar Group, Inc.*	1,116,950
14,510	Crown Castle, Inc. REIT	1,458,255
7,493	CubeSmart REIT	312,533
9,776	Digital Realty Trust, Inc. REIT	1,287,695
1,471	EastGroup Properties, Inc. REIT	264,236
3,134	Equinix, Inc. REIT	2,448,845
5,942	Equity LifeStyle Properties, Inc. REIT	397,876
12,521	Equity Residential REIT	811,736
2,142	Essex Property Trust, Inc. REIT	510,631
7,018	Extra Space Storage, Inc. REIT	903,076
2,711	Federal Realty Investment Trust REIT	265,515
4,408	First Industrial Realty Trust, Inc. REIT	228,952
8,439	Gaming and Leisure Properties, Inc. REIT	400,009
12,675	Healthcare Realty Trust, Inc. REIT	222,066
18,340	Healthpeak Properties, Inc. REIT	377,437
23,629	Host Hotels & Resorts, Inc. REIT	373,102
19,227	Invitation Homes, Inc. REIT	655,448
9,716	Iron Mountain, Inc. REIT	617,355
1,588	Jones Lang LaSalle, Inc.*	274,406
3,886	Kilroy Realty Corp. REIT	143,588
20,371	Kimco Realty Corp. REIT	385,827
2,916	Lamar Advertising Co., Class A REIT	265,998
7,186	Macerich Co. (The) REIT	84,004
19,817	Medical Properties Trust, Inc. REIT	143,079
3,897	Mid-America Apartment Communities, Inc. REIT	565,961

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA® U.S. 1000 EQUITY ETF

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
2,763	National Storage Affiliates Trust REIT	$92,837
6,053	NNN REIT, Inc. REIT	238,428
7,860	Omega Healthcare Investors, Inc. REIT	250,105
30,934	Prologis, Inc. REIT	3,842,003
5,303	Public Storage REIT	1,465,643
4,939	Rayonier, Inc. REIT	147,676
22,613	Realty Income Corp. REIT	1,267,233
5,697	Regency Centers Corp. REIT	354,353
7,192	Rexford Industrial Realty, Inc. REIT	384,556
3,596	SBA Communications Corp. REIT	807,410
10,832	Simon Property Group, Inc. REIT	1,229,324
4,679	Spirit Realty Capital, Inc. REIT	180,656
6,024	STAG Industrial, Inc. REIT	220,057
4,104	Sun Communities, Inc. REIT	502,412
11,002	UDR, Inc. REIT	438,980
13,407	Ventas, Inc. REIT	585,618
33,704	VICI Properties, Inc. REIT	1,039,431
16,698	Welltower, Inc. REIT	1,383,930
24,568	Weyerhaeuser Co. REIT	804,602
7,119	W.P. Carey, Inc. REIT	463,091
1,877	Zillow Group, Inc., Class A*	95,577
5,247	Zillow Group, Inc., Class C*	273,684

		37,870,484

Utilities – 2.4%
22,412	AES Corp. (The)	401,847
8,447	Alliant Energy Corp.	423,786
8,791	Ameren Corp.	696,863
17,300	American Electric Power Co., Inc.	1,356,320
6,534	American Water Works Co., Inc.	906,527
4,832	Atmos Energy Corp.	560,270
2,383	Avangrid, Inc.	82,214
6,015	Brookfield Renewable Corp., Class A(a)	168,119
21,196	CenterPoint Energy, Inc.	591,156
1,099	Clearway Energy, Inc., Class A	25,761
2,751	Clearway Energy, Inc., Class C	68,142
9,773	CMS Energy Corp.	549,145
11,647	Consolidated Edison, Inc.	1,036,117
10,897	Constellation Energy Corp.	1,135,032
28,081	Dominion Energy, Inc.	1,363,052
6,887	DTE Energy Co.	711,978
25,880	Duke Energy Corp.	2,298,144
12,865	Edison International	885,755
7,082	Entergy Corp.	674,561
8,876	Essential Utilities, Inc.	327,524
7,619	Evergy, Inc.	418,816
11,697	Eversource Energy	746,503
33,371	Exelon Corp.	1,338,845
18,273	FirstEnergy Corp.	659,107
1,690	IDACORP, Inc.	161,970
2,952	National Fuel Gas Co.	158,640
2,941	NextEra Energy Partners LP	146,697
67,967	NextEra Energy, Inc.	4,540,196
13,855	NiSource, Inc.	370,760
7,537	NRG Energy, Inc.	283,014
6,720	OGE Energy Corp.	228,816

Common Stocks – (continued)
Utilities – (continued)
78,778	PG&E Corp.*	1,284,081
3,804	Pinnacle West Capital Corp.	293,935
24,776	PPL Corp.	617,418
16,761	Public Service Enterprise Group, Inc.	1,023,762
21,146	Sempra	1,484,872
36,566	Southern Co. (The)	2,476,615
2,355	Southwest Gas Holdings, Inc.	145,845
6,990	UGI Corp.	176,008
12,040	Vistra Corp.	378,297
10,589	WEC Energy Group, Inc.	890,747
18,492	Xcel Energy, Inc.	1,056,448

		33,143,705

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $473,710,650)		$1,396,685,418

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
623,351	5.234%	$623,351
(Cost $623,351)

TOTAL INVESTMENTS – 99.7%
(Cost $474,334,001)		$1,397,308,769

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		3,072,309

NET ASSETS – 100.0%		$1,400,381,078

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS MARKETBETA II ETFS

Statements of Assets and Liabilities

August 31, 2023

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF
Assets:

Investments in unaffiliated issuers, at value (cost $317,907,918 and $472,573,323, respectively)(a)	$403,086,387	$1,393,040,300

Investments in affiliated issuers, at value (cost $— and $1,137,327, respectively)	—	3,645,118

Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	143,099	623,351

Cash	849,485	1,732,164

Foreign currency, at value (cost $34,683 and $—, respectively)	34,665	—

Receivables:

Dividends	908,004	2,057,828

Foreign tax reclaims	23,288	5,305

Investments sold	1,763	—

Securities lending income	1,198	27,221

Total assets	405,047,889	1,401,131,287

Liabilities:

Payables:

Upon return of securities loaned	143,099	623,351

Management fees	63,062	126,858

Total liabilities	206,161	750,209

Net Assets:

Paid-in capital	$321,823,160	$483,074,044

Total distributable earnings	83,018,568	917,307,034

NET ASSETS	$404,841,728	$1,400,381,078
SHARES ISSUED AND OUTSTANDING

Shares outstanding no par value (unlimited shares authorized):	9,935,415	35,837,538

Net asset value per share:	$40.75	$39.08

(a)	Includes loaned securities having a market value of $133,530 and $601,685 for MarketBeta® Total International Equity ETF and MarketBeta® U.S. 1000 Equity ETF, respectively.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA II ETFS

Statements of Operations

For the Fiscal Year Ended August 31, 2023

	MarketBeta® Total International Equity ETF*	MarketBeta® U.S. 1000 Equity ETF
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $199,833 and $3,850, respectively)	$2,214,315	$20,613,058

Securities lending income, net of rebates received or paid to borrowers — unaffiliated issuer	18,623	79,223

Dividends — affiliated issuers	—	115,156

Total investment income	2,232,938	20,807,437

Expenses:

Management fees	192,193	1,344,576

Trustee fees	—	47,098

Total expenses	192,193	1,391,674

NET INVESTMENT INCOME	2,040,745	19,415,763

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(4,376,542)	(8,744,526)

Investments — affiliated issuers	—	(15,220)

In-kind redemptions — unaffiliated issuers	113,167,778	19,428,081

In-kind redemptions — affiliated issuers	—	41,871

Foreign currency transactions	177,096	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $2 and $—, respectively)	85,178,471	156,861,843

Investments — affiliated issuers	—	(93,639)

Foreign currency translations	(1,201)	—

Net realized and unrealized gain	194,145,602	167,478,410

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$196,186,347	$186,894,173

*	For the period May 31, 2023 (commencement of operations) through August 31, 2023

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS MARKETBETA II ETFS

Statements of Changes in Net Assets

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF
	For the Period May 31, 2023* to August 31, 2023	For the Fiscal Year Ended August 31, 2023	For the Period April 5, 2022* to August 31, 2022
From operations:

Net investment income	$2,040,745	$19,415,763	$7,622,092

Net realized gain	108,968,332	10,710,206	229,649,854

Net change in unrealized gain	85,177,270	156,768,204	766,206,564

Net increase in net assets resulting from operations	196,186,347	186,894,173	1,003,478,510

Distributions to shareholders:

From distributable earnings	—	(22,665,809)	(4,149,270)

From share transactions:

Proceeds from sales of shares	410,756,872	31,474,099	492,848,852

Cost of shares redeemed	(202,101,491)	(31,339,095)	(256,160,382)

Net increase in net assets resulting from share transactions	208,655,381	135,004	236,688,470

TOTAL INCREASE	404,841,728	164,363,368	1,236,017,710

Net assets:

Beginning of period	$—	$1,236,017,710	$—

End of period	$404,841,728	$1,400,381,078	$1,236,017,710

*	Commencement of operations.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA II ETFS

Financial Highlights

Selected Data for a Share Outstanding Throughout the Period

	MarketBeta® Total International Equity ETF
	For the Period May 31, 2023* to August 31, 2023
Per Share Operating Performance:

Net asset value, beginning of period	$39.43

Net investment income(a)	0.20

Net realized and unrealized gain	1.12

Total gain from investment operations	1.32

Net asset value, end of period	$40.75

Market price, end of period	$41.25

Total Return at Net Asset Value(b)	3.35%

Net assets, end of period (in 000’s)	$404,842

Ratio of total expenses to average net assets	0.18	%(c)

Ratio of net investment income to average net assets	1.95	%(c)

Portfolio turnover rate(d)	48%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS MARKETBETA II ETFS

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	MarketBeta® U.S. 1000 Equity ETF
	For the Fiscal Year Ended August 31, 2023	For the Period April 5, 2022* to August 31, 2022
Per Share Operating Performance:

Net asset value, beginning of period	$34.49	$39.49

Net investment income(a)	0.54	0.21

Net realized and unrealized gain (loss)	4.69	(5.09	)(b)

Total gain (loss) from investment operations	5.23	(4.88)

Distributions to shareholders from net investment income	(0.55)	(0.12)

Distributions to shareholders from net realized gains	(0.09)	—

Total distributions to shareholders	(0.64)	(0.12)

Net asset value, end of period	$39.08	$34.49

Market price, end of period	$39.09	$34.54

Total Return at Net Asset Value(c)	15.44%	(12.36)%

Net assets, end of period (in 000’s)	$1,400,381	$1,236,018

Ratio of total expenses to average net assets	0.11%	0.11	%(d)

Ratio of net investment income to average net assets	1.53%	1.47	%(d)

Portfolio turnover rate(e)	7%	25%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Per Share net realized and unrealized loss may not correspond with the aggregate realized and change in unrealized gains and losses in the Fund’s investments due to in-kind purchases processed at original security cost.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete sale of the investment at the net asset value at the end of the period. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the sale of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities received or delivered as a result of in-kind transactions and short-term transactions. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MARKETBETA II ETFS

Notes to Financial Statements

August 31, 2023

1. ORGANIZATION

Goldman Sachs ETF Trust II (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), consisting of multiple series. The Trust was organized as a Delaware statutory trust and was established by an Agreement and Declaration of Trust dated September 13, 2021. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”) along with their respective diversification status under the Act:

Fund	Diversification Classification
MarketBeta® Total International Equity ETF*	Diversified
MarketBeta® U.S. 1000 Equity ETF	Diversified

*	The MarketBeta® Total International Equity ETF commenced operations on May 31, 2023.

The investment objective of each Fund is to provide investment results that closely correspond, before fees and expenses, to the performance of its respective Index.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (“Agreement”) with the Trust. Each Fund is an exchange- traded fund (“ETF”). Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Funds shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares, or multiples thereof, referred to as “Creation Units”. Creation Units are issued and redeemed generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Shares generally trade in the secondary market in quantities less than a Creation Unit at market prices that change throughout the day. Only those that have entered into an authorized participant agreement with ALPS Distributors, Inc. (the “Distributor”) may do business directly with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

GOLDMAN SACHS MARKETBETA II ETFS

Notes to Financial Statements (continued)

August 31, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid quarterly and annually, respectively.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has

GOLDMAN SACHS MARKETBETA II ETFS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MARKETBETA II ETFS

Notes to Financial Statements (continued)

August 31, 2023

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of August 31, 2023:

MARKETBETA® TOTAL INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$3,797,628	$—	$—

Asia	162,576,441	2,798,056	—

Europe	128,718,100	919,042	—

North America	76,703,513	237,797	—

Oceania	20,024,568	—	—

South America	5,797,523	1,513,719	—

Securities Lending Reinvestment Vehicle	143,099	—	—

Total	$397,760,872	$5,468,614	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

MARKETBETA® U.S. 1000 EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,615,649	$—	$—

Europe	339,592	—	—

North America	1,392,622,004	—	—

South America	2,108,173	—	—

Securities Lending Reinvestment Vehicle	623,351	—	—

Total	$1,397,308,769	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

The Funds operate under a unitary management fee structure. Under the unitary fee structure, GSAM is responsible for paying substantially all the expenses of the Fund, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. As the Funds directly pay fees and expenses of the independent Trustees, the management fee collected by GSAM will be reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

GOLDMAN SACHS MARKETBETA II ETFS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the fiscal year ended August 31, 2023, contractual and effective net unitary management fees with GSAM were at the following rates:

	Contractual Unitary Management Fee				Effective Net Unitary Management Fee*
Fund	First $100 million	Next $400 million	Next $500 million	Over $1 billion
MarketBeta® Total International Equity ETF**	0.20%	0.18%	0.12%	0.10%	0.18%

	Contractual Unitary Management Fee				Effective Net Unitary Management Fee*
Fund	First $300 million	Next $700 million	Next $4 billion	Over $5 billion
MarketBeta® U.S. 1000 Equity ETF	0.15%	0.10%	0.09%	0.08%	0.11%

*	Effective Net Unitary Management Fee includes the impact of management fee waivers, if any.
**	Commenced operations on May 31, 2023.

B. Other Transactions with Affiliates — For the period ended August 31, 2023, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the Funds.

The following table provides information about the Funds’ investments in the Goldman Sachs Group, Inc. as of and for the period ended August 31, 2023.

Fund	Beginning value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Ending value as of August 31, 2022	Shares as of August 31, 2022	Dividend Income
MarketBeta® U.S. 1000 Equity ETF	$3,945,799	$82,161	$(315,854)	$26,651	$(93,639)	$3,645,118	11,123	$115,156

5. CREATION AND REDEMPTION OF CREATION UNITS

The Trust issues and redeems shares of the Funds only in Creation Units on a continuous basis through the Distributor, without an initial sales load, at NAV next determined after receipt, on any Business Day (as defined in the Statement of Additional Information), of an order in proper form. Shares of the Funds may only be purchased or redeemed by certain financial institutions (each an “Authorized Participant”). An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation; or (2) a Depository Trust Company participant; which, in either case, must have executed an agreement with the Distributor. Retail investors will typically not qualify as an Authorized Participant or have the resources to buy and sell whole Creation Units.

Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market at market prices with the assistance of a broker and may be subject to customary brokerage commissions or fees. Fixed creation and redemption transaction fees are imposed in connection with creations and redemptions.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for certain transaction costs (e.g. taxes on currency or other financial transactions, and brokerage costs) and market impact

GOLDMAN SACHS MARKETBETA II ETFS

Notes to Financial Statements (continued)

August 31, 2023

5. CREATION AND REDEMPTION OF CREATION UNITS (continued)

expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from sale of shares” in the Statements of Changes in Net Assets.

	MarketBeta® Total International Equity ETF
	For the period May 31, 2023* through August 31, 2023

	Shares	Dollars

Fund Share Activity
Shares Sold	14,810,415	$410,756,872
Shares Redeemed	(4,875,000)	(202,101,491)

NET INCREASE IN SHARES	9,935,415	$208,655,381

	MarketBeta® U.S. 1000 Equity ETF
	For the fiscal year Ended August 31, 2023		For the period April 5, 2022* through August 31, 2022

	Shares	Dollars	Shares	Dollars

Fund Share Activity
Shares Sold	900,000	$31,474,099	42,987,538	$492,848,852
Shares Redeemed	(900,000)	(31,339,095)	(7,150,000)	(256,160,382)

NET INCREASE IN SHARES	—	$135,004	35,837,538	$236,688,470

*	Commencement of operations.

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended August 31, 2023, were as follows:

Fund	Purchases	Sales
MarketBeta® Total International Equity ETF*	$398,014,103	$196,320,002
MarketBeta® U.S. 1000 Equity ETF	83,380,321	84,653,783

*	Commenced operations on May 31, 2023.

The purchases and sales from in-kind creation and redemption transactions for the fiscal year ended August 31, 2023, were as follows:

Fund	Purchases	Sales
MarketBeta® Total International Equity ETF*	$207,834,184	$200,327,900
MarketBeta® U.S. 1000 Equity ETF	26,466,132	28,079,718

*	Commenced operations on May 31, 2023.

GOLDMAN SACHS MARKETBETA II ETFS

7. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended August 31, 2023 were as follows:

	Fiscal Year Ended August 31, 2023
	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF
Distributions paid from:
Ordinary Income	$—	$19,476,116
Realized capital gain		3,189,693
Total taxable distributions	$—	$22,665,809

The tax character of distributions paid during the fiscal year ended August 31, 2022 were as follows:

Fiscal Year Ended August 31, 2022
MarketBeta® U.S. 1000 Equity ETF
Distributions paid from:
Ordinary Income	$4,149,270
Total taxable distributions	$4,149,270

As of August 31, 2023, the components of accumulated earnings (losses) on a tax-basis were as follows:

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF
Undistributed ordinary income — net	$3,039,694	$3,435,979
Total undistributed earnings	$3,039,694	$3,435,979
Capital loss carryforwards:
Perpetual Short-Term	$(4,243,494)	$(1,941,639)
Timing differences — (Late Year Ordinary Loss Deferral and Post-October Capital Loss Deferral)	—	(1,983,545)
Unrealized gains (losses) — net	84,222,368	917,796,239
Total accumulated earnings (losses) net	$83,018,568	$917,307,034

As of August 31, 2023, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	MarketBeta® Total International Equity ETF	MarketBeta® U.S. 1000 Equity ETF
Tax Cost	$319,005,919	$479,512,530
Gross unrealized gain	94,874,429	937,842,753
Gross unrealized loss	(10,652,061)	(20,046,514)
Net unrealized gains (losses)	$84,222,368	$917,796,239

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, and differences in the tax treatment of partnership investments and of passive foreign investment company investments.

GOLDMAN SACHS MARKETBETA II ETFS

Notes to Financial Statements (continued)

August 31, 2023

7. TAX INFORMATION (continued)

In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds’ and result primarily from net operating losses and redemption in-kind transactions.

Fund	Paid-in Capital	Total Distributable Earnings
MarketBeta® Total International Equity ETF	$113,167,779	$(113,167,779)
MarketBeta® U.S. 1000 Equity ETF	$19,458,794	$(19,458,794)

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior year, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax year remains subject to examination and adjustment by tax authorities.

8. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of August 31, 2023, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

GOLDMAN SACHS MARKETBETA II ETFS

8. SECURITIES LENDING (continued)

Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the fiscal year ended August 31, 2023, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investment in the Government Money Market Fund for the fiscal year ended August 31, 2023:

Fund	Beginning value as of August 31, 2022	Purchases at Cost	Proceeds from Sales	Ending value as of August 31, 2023
MarketBeta® Total International Equity ETF*	$—	$26,549,703	$(26,406,604)	$143,099
MarketBeta® U.S. 1000 Equity ETF	—	25,224,434	(24,601,083)	623,351

*	Commenced operations on May 31, 2023.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index, (or a Reference Index if applicable) including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.

Foreign and Emerging Countries Risk — For the MarketBeta® Total International Equity ETF, investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country

GOLDMAN SACHS MARKETBETA II ETFS

Notes to Financial Statements (continued)

August 31, 2023

9. OTHER RISKS (continued)

and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index Risk — Solactive AG (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. The Funds will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Large Shareholder Transactions Risk – Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly

GOLDMAN SACHS MARKETBETA II ETFS

9. OTHER RISKS (continued)

impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Mid-Cap Risk — Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). Seed investors may contribute cash and/or securities in kind and such seed investment may constitute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares. The form of a seed investor’s contribution and any redemption activity by a seed investor can affect, including adversely, the tax efficiency of the Fund.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

Pursuant to an effort to consolidate the membership of the Board of Trustees of the Trust (the “Board”) with the Board of Trustees of each of Goldman Sachs ETF Trust, Goldman Sachs Real Estate Diversified Income Fund, Goldman Sachs Trust, Goldman Sachs Trust II and Goldman Sachs Variable Insurance Trust, in July 2023, the Board voted to nominate Gregory G. Weaver, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling and Paul C. Wirth (the “Nominees”) for election as Trustees of the Trust at a virtual special joint meeting of shareholders to be held on November 16, 2023. Each of the Nominees currently serve as a Trustee of each of the Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust. If

GOLDMAN SACHS MARKETBETA II ETFS

Notes to Financial Statements (continued)

August 31, 2023

11. OTHER MATTERS (continued)

elected, the Nominees will serve as Trustees alongside the current Trustees of the Trust. This annual report is not a proxy statement. Information regarding the election of the Nominees is contained in the proxy materials filed with the SEC. The proxy statement has been mailed to shareholders of record, and shareholders can also access the proxy statement, and any other relevant documents, on the SEC’s website.

12. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs ETF Trust II and Shareholders of Goldman Sachs MarketBeta® Total International Equity ETF and Goldman Sachs MarketBeta® U.S. 1000 Equity ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (two of the funds constituting Goldman Sachs ETF Trust II, hereafter collectively referred to as the “Funds”) as of August 31, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2023, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statements of changes in net assets	Financial highlights
Goldman Sachs MarketBeta® Total International Equity ETF	For the period May 31, 2023 (commencement of operations) through August 31, 2023
Goldman Sachs MarketBeta® U.S. 1000 Equity ETF	For the year ended August 31, 2023	For the year ended August 31, 2023, and for the period April 5, 2022 (commencement of operations) through August 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 25, 2023

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

GOLDMAN SACHS MARKETBETA II ETFS

Statement Regarding Basis for Initial Approval of Management Agreement for the Goldman Sachs MarketBeta® Total International Equity ETF (Unaudited)

Background

The Goldman Sachs MarketBeta® Total International Equity ETF (the “Fund”) is a newly-organized investment portfolio of Goldman Sachs ETF Trust II (the “Trust”) that commenced investment operations on May 31, 2023. At a meeting held on September 19-20, 2022 (the “Meeting”) in connection with the Fund’s organization, the Board of Trustees, including all of the Trustees present who are not parties to the Fund’s investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

At the Meeting, the Trustees reviewed the Management Agreement with respect to the Fund, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by the Fund; a comparison of the Fund’s proposed management fee and anticipated expenses with those paid by other similar exchange-traded funds (“ETFs”); potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Fund; and potential benefits to be derived by the Fund from its relationship with the Investment Adviser. Various information was also provided at prior meetings at which the Fund was discussed.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval of registered fund investment management agreements under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at prior Board meetings, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided by the Investment Adviser and its affiliates. The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the significant resources that the Investment Adviser devotes to risk management and the control environment in which the Fund would operate, the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers would operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees considered that under the Management Agreement, the Fund pays a single management fee to the Investment Adviser, and the Investment Adviser pays all of the Fund’s ordinary operating expenses, excluding payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings and litigation, indemnification and extraordinary expenses. The Trustees also considered information about the Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Fund would operate as a passively-managed ETF that seeks to track an index owned and calculated by a third-party service provider. The Trustees noted the experience and capabilities of the key personnel of the Investment Adviser who would provide services to the Fund. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing quantitative investment strategies. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and operational resources to the Fund. They also considered that although the Fund was new (and therefore had no performance data to evaluate), the Investment Adviser has committed substantial financial and operational resources to ETFs and has extensive experience managing other types of registered investment companies. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Unitary Fee Structure and Profitability

The Trustees considered the unitary management fee rate payable by the Fund, noting that the Management Agreement provides for a unitary fee structure, pursuant to which the Fund pays a single management fee to the Investment Adviser and the Investment Adviser then pays all of the Fund’s ordinary operating expenses. In addition, the Trustees considered information on the services to be rendered by the Investment Adviser to the Fund, which would include both advisory and non-advisory services directed to the needs and operations of the Fund as an ETF. The Trustees noted that a license fee would be payable by the

GOLDMAN SACHS MARKETBETA II ETFS

Statement Regarding Basis for Initial Approval of Management Agreement for the Goldman Sachs MarketBeta® Total International Equity ETF (Unaudited) (continued)

Investment Adviser to Solactive AG for the use of its index. The Trustees also considered information provided regarding fees and expenses of comparable ETFs advised by other, unaffiliated investment management firms, as well as the Fund’s peer group and category medians. The comparisons of the Fund’s unitary management fee rate and projected expense ratio were prepared by the Investment Adviser and a third-party provider of mutual fund and ETF data. In particular, the Trustees referred to an analysis comparing the Fund’s unitary management fee rate and projected expense ratio to those of relevant peer funds. The Trustees concluded that the comparisons were useful in evaluating the reasonableness of the management fee and total expenses to be paid by the Fund. The Trustees concluded that the Investment Adviser’s management of the Fund likely would benefit the Fund and its shareholders.

In addition, the Trustees recognized that there was not yet profitability data to evaluate for the Fund, but considered the Investment Adviser’s representations that (i) such data would be provided after the Fund commenced operations, and (ii) the Fund was not expected to be profitable to the Investment Adviser and its affiliates initially.

Economies of Scale

The Trustees noted that the Fund, unlike many other ETFs, would have management fee breakpoints. The Trustees considered the proposed breakpoints in the fee rate payable under the Management Agreement at the following annual percentage rates of the average daily net assets of the Fund:

Average Daily Net Assets	Management Fee Annual Rate

First $100 million	0.20%

Next $400 million	0.18

Next $500 million	0.12

Over $1 billion	0.10

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Fund and its shareholders as assets under management reach those asset levels. The Trustees considered the Fund’s projected asset levels and information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group. Upon reviewing these matters, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (b) fees earned by the Investment Adviser for managing the fund in which the Fund’s securities lending cash collateral is invested; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; (f) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (g) the possibility that the working relationship between the Investment Adviser and the Fund’s third party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs & Co. LLC (“Goldman Sachs”).

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund is expected to receive certain potential benefits as a result of its relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (d) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (e) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (f) the Fund’s access to certain affiliated distribution channels.

GOLDMAN SACHS MARKETBETA II ETFS

Statement Regarding Basis for Initial Approval of Management Agreement for the Goldman Sachs MarketBeta® Total International Equity ETF (Unaudited) (continued)

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the unitary management fee to be paid by the Fund was reasonable in light of the services to be provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s reasonably foreseeable asset levels. The Trustees unanimously concluded that the engagement of the Investment Adviser likely would benefit the Fund and its shareholders and that the Management Agreement should be approved for an initial two-year period from its effective date.

GOLDMAN SACHS MARKETBETA II ETFS

Fund Expenses — For the Period ended 8/31/2023 (Unaudited)

As a shareholder you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Shares of the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. This example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund.

Except with respect to the MarketBeta® Total International Equity ETF fund, which commenced operations on May 31, 2023, the example is based on an investment of $1,000 invested at the beginning of the period from March 1, 2023 and held for the six months ended August 31, 2023, which represents a period of 184 days of a 365 day year (or less where indicated).

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	MarketBeta® Total International Equity ETF*				MarketBeta® U.S. 1000 Equity ETF
	Beginning Account Value 5/31/23	Ending Account Value 8/31/23		Expenses Paid**	Beginning Account Value 3/1/23	Ending Account Value 8/31/23		Expenses Paid**
Actual based on NAV	$1,000	$1,033.50		$0.47	$1,000	$1,138.53		$0.59
Hypothetical 5% return	$1,000	$1,012.27	+	$0.47	$1,000	$1,024.66	+	$0.56

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Fund commenced operations on May 31, 2023. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 93/365, which represents a period of 93 days of a 365 day year (to reflect he Fund’s commencement of operation).
**	Expenses for each fund are calculated using the Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the period ended August 31, 2023. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratio for the period is as follows:

Fund
MarketBeta® Total International Equity ETF*	0.18%

MarketBeta® U.S. 1000 Equity ETF	0.11

GOLDMAN SACHS MARKETBETA II ETFS

Trustees and Officers (Unaudited)

Independent Trustees

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]

Cheryl K. Beebe Age: 67	Chair of the Board of Trustees	Since 2021

Ms. Beebe is retired. She is Director, Packaging Corporation of America (2008-Present); Director, The Mosaic Company (2019-Present); Director, HanesBrands Inc. (2020-Present); and was formerly Director, Convergys Corporation (a global leader in customer experience outsourcing) (2015-2018); and formerly held the position of Executive Vice President, (2010-2014); and Chief Financial Officer, Ingredion, Inc. (a leading global ingredient solutions company) (2004-2014).

Chair of the Board of Trustees — Goldman Sachs ETF Trust II; Goldman Sachs Trust II; Goldman Sachs ETF Trust; Goldman Sachs MLP and Energy Renaissance Fund; and Goldman Sachs Real Estate Diversified Income Fund.

				68	Packaging Corporation of America (producer of container board); The Mosaic Company (producer of phosphate and potash fertilizer); HanesBrands Inc. (a multinational clothing company)

Lawrence Hughes Age: 65	Trustee	Since 2021	Mr. Hughes is retired. Formerly, he held senior management positions with BNY Mellon Wealth Management, a division of The Bank of New York Mellon Corporation (a financial services company) (1991-2015), most recently as Chief Executive Officer (2010-2015). Previously, Mr. Hughes served as an Advisory Board Member of Goldman Sachs Trust II (February 2016-April 2016). Trustee — Goldman Sachs ETF Trust II; Goldman Sachs ETF Trust; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; and Goldman Sachs Real Estate Diversified Income Fund.	68	None

John F. Killian Age: 68	Trustee	Since 2021	Mr. Killian is retired. He is Director, Consolidated Edison, Inc. (2007-Present); and was formerly Director, Houghton Mifflin Harcourt Publishing Company (2011-2022). Previously, he held senior management positions with Verizon Communications, Inc., including Executive Vice President and Chief Financial Officer (2009-2010); and President, Verizon Business, Verizon Communications, Inc. (2005-2009). Trustee — Goldman Sachs ETF Trust II; Goldman Sachs ETF Trust II; Goldman Sachs Trust; Goldman Sachs MLP and Energy Renaissance Fund; and Goldman Sachs Real Estate Diversified Income Fund.	68	Consolidated Edison, Inc. (a utility holding company)

Steven D. Krichmar Age: 65	Trustee	Since 2021

Mr. Krichmar is retired. Formerly, he held senior management and governance positions with Putnam Investments, LLC, a financial services company (2001-2016). He was most recently Chief of Operations and a member of the Operating Committee of Putnam Investments, LLC and Principal Financial Officer of The Putnam Funds. Previously, Mr. Krichmar served as an Audit Partner with PricewaterhouseCoopers LLP and its predecessor company (1990-2001).

Trustee — Goldman Sachs ETF Trust II; Goldman Sachs ETF Trust II; Goldman Sachs Trust; Goldman Sachs MLP and Energy Renaissance Fund; and Goldman Sachs Real Estate Diversified Income Fund.

				68	None

Michael Latham Age: 57	Trustee	Since 2021	Mr. Latham is retired. Formerly, he held senior management positions with the iShares exchange-traded fund business owned by BlackRock, Inc., including Chairman (2011-2014); Global Head (2010-2011); U.S. Head (2007-2010); and Chief Operating Officer (2003-2007). Trustee — Goldman Sachs ETF Trust II; Goldman Sachs ETF Trust II; Goldman Sachs Trust; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.	69	None

GOLDMAN SACHS MARKETBETA II ETFS

Trustees and Officers (Unaudited) (continued)

Independent Trustees

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]

Lawrence W. Stranghoener Age: 69	Trustee	Since 2021

Mr. Stranghoener is retired. He is Chairman, Kennametal, Inc. (a global manufacturer and distributor of tooling and industrial materials) (2003-Present); and was formerly Director, Aleris Corporation and Aleris International, Inc. (a producer of aluminum rolled products) (2011-2020); Interim Chief Executive Officer (2014) and Executive Vice President and Chief Financial Officer (2004-2014), Mosaic Company (a fertilizer manufacturing company).

Trustee — Goldman Sachs ETF Trust; Goldman Sachs Trust II; Goldman Sachs ETF Trust II; Goldman Sachs MLP and Energy Renaissance Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Chair of the Board of Trustees — Goldman Sachs Credit Income Fund.

				69	Kennametal, Inc. (a global manufacturer and distributor of tooling and industrial materials)

Interested Trustee*

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]

James A. McNamara Age: 60	President and Trustee	Since 2021	Advisory Director, Goldman Sachs (January 2018-Present); Managing Director, Goldman Sachs (January 2000-December 2017); Director of Institutional Fund Sales, GSAM (April 1998 - December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998). President and Trustee — Goldman Sachs ETF Trust II; Goldman Sachs ETF Trust; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.	172	None

*	Mr. McNamara is considered to be an “Interested Trustee” because he holds a position with Goldman Sachs and owns securities issued by The Goldman Sachs Group, Inc. The Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, 200 West Street, New York, New York, 10282, Attn: Caroline Kraus. Information is provided as of August 31, 2023.
[2]	Each Trustee holds office for an indefinite term, until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board or shareholders, in accordance with the Trust’s Declaration of Trust; or (c) the termination of the Trust. The Board has adopted policies which provide that each Independent Trustee shall retire as of December 31st of the calendar year in which he or she reaches (a) his or her 74th birthday or (b) the 15th anniversary of the date he or she became a Trustee, whichever is earlier, unless a waiver of such requirements shall have been adopted by a majority of the other Trustees. These policies may be changed by the Trustees without shareholder vote.
[3]	The Goldman Sachs Fund Complex includes certain other companies listed above for each respective Trustee. As of August 31, 2023, Goldman Sachs ETF Trust II consisted of 2 portfolios; Goldman Sachs ETF Trust consisted of 67 portfolios (32 of which offered shares to the public); Goldman Sachs Trust consisted of 87 portfolios; Goldman Sachs Variable Insurance Trust consisted of 15 portfolios (11 of which offered shares to the public); Goldman Sachs Trust II consisted of 18 portfolios (7 of which offered shares to the public); and Goldman Sachs MLP and Energy Renaissance Fund, Goldman Sachs Credit Income Fund and Goldman Sachs Real Estate Diversified Income Fund each consisted of one portfolio. Goldman Sachs MLP and Energy Renaissance Fund and Goldman Sachs Credit Income Fund each did not offer shares to the public.
[4]	This column includes only directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in each Fund’s Statement of Additional Information, which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-526-7384.

GOLDMAN SACHS MARKETBETA II ETFS

Trustees and Officers (Unaudited) (continued)

Officers of the Trust*

Name, Address and Age[1]	Positions Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years

James A. McNamara 200 West Street New York, NY 10282 Age: 60	Trustee and President	Since 2021

Advisory Director, Goldman Sachs (January 2018-Present); Managing Director, Goldman Sachs (January 2000-December 2017); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

President and Trustee — Goldman Sachs ETF Trust II; Goldman Sachs ETF Trust; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs Trust II; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Caroline L. Kraus 200 West Street New York, NY 10282 Age: 46	Secretary	Since 2021

Managing Director, Goldman Sachs (January 2016-Present); Vice President, Goldman Sachs (August 2006-December 2015); Senior Counsel, Goldman Sachs (January 2020-Present); Associate General Counsel, Goldman Sachs (2012-December 2019); Assistant General Counsel, Goldman Sachs (August 2006-December 2011); and Associate, Weil, Gotshal & Manges, LLP (2002-2006).

Secretary — Goldman Sachs ETF Trust II; Goldman Sachs ETF Trust; Goldman Sachs Trust (previously Assistant Secretary (2012)); Goldman Sachs Variable Insurance Trust (previously Assistant Secretary (2012)); Goldman Sachs Trust II; Goldman Sachs BDC, Inc.; Goldman Sachs Private Middle Market Credit LLC; Goldman Sachs Private Middle Market Credit II LLC; Goldman Sachs Middle Market Lending Corp.; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

Joseph F. DiMaria 30 Hudson Street Jersey City, NJ 07302 Age: 55	Treasurer, Principal Financial Officer and Principal Accounting Officer	Since 2021

Managing Director, Goldman Sachs (November 2015-Present) and Vice President-Mutual Fund Administration, Columbia Management Investment Advisers, LLC (May 2010-October 2015).

Treasurer, Principal Financial Officer and Principal Accounting Officer — Goldman Sachs ETF Trust II; Goldman Sachs Trust (previously Assistant Treasurer (2016)); Goldman Sachs Variable Insurance Trust (previously Assistant Treasurer (2016)); Goldman Sachs Trust II (previously Assistant Treasurer (2017)); Goldman Sachs ETF Trust (previously Assistant Treasurer (2017)); Goldman Sachs MLP and Energy Renaissance Fund (previously Assistant Treasurer (2017)); Goldman Sachs Credit Income Fund; and Goldman Sachs Real Estate Diversified Income Fund.

*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information, which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-621-2550.
[1]	Information is provided as of August 31, 2023.
[2]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

Goldman Sachs MarketBeta II ETFs — Tax Information (Unaudited)

For the fiscal year ended August 31, 2023, 99.53% of the dividends paid from net investment company taxable income by the MarketBeta® U.S. 1000 Equity ETF qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

For the year ended August 31, 2023, 0.47% of the dividends paid from net investment company taxable income by the MarketBeta® U.S. 1000 Equity ETF qualify as section 199A dividends.

For the fiscal year ended August 31, 2023, 96.99% of the dividends paid from net investment company taxable income by MarketBeta® U.S. 1000 Equity ETF qualify for the dividends received deduction available to corporations.

FUNDS PROFILE

Goldman Sachs ETFs

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.46 trillion in assets under supervision as of June 30, 2023, Goldman Sachs Asset Management has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. Goldman Sachs Asset Management leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

GOLDMAN SACHS EXCHANGE-TRADED FUNDS
Goldman Sachs ActiveBeta® Emerging Markets Equity ETF
Goldman Sachs ActiveBeta® Europe Equity ETF
Goldman Sachs ActiveBeta® International Equity ETF
Goldman Sachs ActiveBeta® Japan Equity ETF
Goldman Sachs ActiveBeta® Paris-Aligned Climate U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF
Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF
Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF
Goldman Sachs Bloomberg Clean Energy Equity ETF
Goldman Sachs Community Municipal Bond ETF
Goldman Sachs Defensive Equity ETF
Goldman Sachs Equal Weight U.S. Large Cap Equity ETF
Goldman Sachs Hedge Industry VIP ETF
Goldman Sachs Innovate Equity ETF
Goldman Sachs JUST U.S. Large Cap Equity ETF
Goldman Sachs Access Emerging Markets USD Bond ETF
Goldman Sachs Access High Yield Corporate Bond ETF
Goldman Sachs Access Inflation Protected USD Bond ETF
Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF
Goldman Sachs Access Investment Grade Corporate Bond ETF
Goldman Sachs Access Treasury 0-1 Year ETF
Goldman Sachs Access U.S. Aggregate Bond ETF
Goldman Sachs Access Ultra Short Bond ETF
Goldman Sachs MarketBeta® Emerging Markets Equity ETF
Goldman Sachs MarketBeta® International Equity ETF
Goldman Sachs MarketBeta® U.S. Equity ETF
Goldman Sachs MarketBeta® U.S. 1000 Equity ETF
Goldman Sachs MarketBeta® Total International Equity ETF
Goldman Sachs Future Planet Equity ETF Goldman Sachs Future Tech Leaders Equity ETF
Goldman Sachs Future Health Care Equity ETF
Goldman Sachs Future Consumer Equity ETF
Goldman Sachs Future Real Estate and Infrastructure Equity ETF
Goldman Sachs North American Pipelines & Power Equity ETF
Goldman Sachs Small Cap Core Equity ETF

INDEX DISCLAIMERS

The Goldman Sachs MarketBeta® U.S. Equity ETF, Goldman Sachs MarketBeta® Total International Equity ETF and Goldman Sachs MarketBeta® U.S. 1000 Equity ETF are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive GBS United States Large & Mid Cap Index, Solactive GBS Global Markets ex United States Large & Mid Solactive GBS United States 1000 Index (“Solactive Indexes”) and/ or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Indexes are calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Indexes are calculated correctly. Irrespective of its obligations towards the Funds, Solactive AG has no obligation to point out errors in the Solactive Indexes to third parties including but not limited to investors and/or financial intermediaries of the Funds. Neither publication of a Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with a Fund constitutes a recommendation by Solactive AG to invest capital in said fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this fund. Solactive AG is registered as a benchmark administrator under the Regulation (EU) 2016/2011 (BMR). Solactive appears on the ESMA register of administrators.

TRUSTEES Cheryl K. Beebe, Chair Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary* * Effective September 20, 2023

THE BANK OF NEW YORK MELLON Transfer Agent

ALPS DISTRIBUTORS, INC. Distributor	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Website at www.GSAMFUNDS.com/ETFs to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Fund holdings and allocations shown are as of August 31, 2023 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

ETF Fund shares are not individually redeemable and are issued and redeemed by the Funds at their net asset value (“NAV”) only in large, specified blocks of shares called creation units. Shares otherwise can be bought and sold only through exchange trading at market price (not NAV). Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns. Ordinary brokerage commissions apply.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary Prospectus, if applicable. Investors should consider the Funds’ objective, risks, and charges and expenses, and read the summary Prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary Prospectus, if available, and the Prospectus contain this and other information about the Funds and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

ALPS Distributors, Inc. is the distributor of the Goldman Sachs ETF Funds. ALPS Distributors, Inc. is unaffiliated with Goldman Sachs Asset Management.

MarketBeta® and ActiveBeta® are registered trademarks of GSAM.

©2023 Goldman Sachs. All rights reserved. 339816-OTU-10/2023 MKTBETAIIETFAR-23

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by the Funds of the Goldman Sachs ETF Trust II to which this certified shareholder report relates.

	2023	2022	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$21,315	$13,000	Financial Statement audits.

Audit-Related Fees:

• PwC	$6,300	$ 0	Other attest services.

Tax Fees:

• PwC	$ 0	$ 0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs ETF Trust II’s service affiliates* that were pre-approved by the Audit Committee of the Goldman Sachs ETF Trust II pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2023	2022	Description of Services Rendered

Audit-Related Fees:

• PwC	$2,075,449	$1,906,448	Internal control review performanced in accordance with Statement on Standards for Attestation Engagements No. 16 and semi-annual updates related to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs ETF Trust II. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs ETF Trust II (“GS ETF II”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GS ETF II may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GS ETF II at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to the Goldman Sachs ETF II’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GS ETF II, the Audit Committee will pre-approve those non-audit services provided to GS ETF II’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GS ETF II) where the engagement relates directly to the operations or financial reporting of GS ETF II.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GS ETF II’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GS ETF II’s service affiliates listed in Table 2 were approved by GS ETF II’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GS ETF II by PwC for the twelve months ended August 31, 2023 and August 31, 2022 were approximately $6,300 and $0, respectively. The aggregate non-audit fees billed to GS ETF II’s adviser and service affiliates by PwC for non-audit services for the twelve months ended December 31, 2022 and December 31, 2021 were approximately $17.1 million and $14.4 million, respectively. With regard to the aggregate non-audit fees billed to GS ETF II’s adviser and service affiliates, the 2022 and 2021 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GS ETF II’s operations or financial reporting.

Item 4(h) — GS ETF II’s Audit Committee has considered whether the provision of non-audit services to GS ETF II’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

Item 4(i) – Not applicable.

Item 4(j) – Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Audit Committee are Michael Latham, Cheryl K. Beebe, Lawrence Hughes, John F. Killian, Steven D. Krichmar, and Lawrence W. Stranghoener, each a Trustee of the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs ETF II’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on November 3, 2022.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs ETF Trust II

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust II

Date:	November 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs ETF Trust II

Date:	November 3, 2023

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs ETF Trust II

Date:	November 3, 2023